UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-7762

First Eagle Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas
New York, NY 10105
(Address of principal executive offices) (Zip code)

Sheelyn Michael
First Eagle Funds
1345 Avenue of the Americas
New York, NY 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-632-2700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.             Reports to Stockholders.

Semiannual Report

April 30, 2021

First Eagle Global Fund

First Eagle Overseas Fund

First Eagle U.S. Value Fund

First Eagle Gold Fund

First Eagle Global Income Builder Fund

First Eagle High Income Fund

First Eagle Fund of America

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.feim.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by notifying your financial intermediary directly or, if you are a direct investor, by calling 800.334.2143 or by visiting www.Fundreports.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with a Fund, you can call 800.334.2143 or visit www.Fundreports.com. Your election to receive reports in paper will apply to all funds held with First Eagle or your financial intermediary.

Advised by First Eagle Investment Management, LLC

Forward-Looking Statement Disclosure

One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered "forward-looking statements". Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as "may", "will", "believe", "attempt", "seek", "think", "ought", "try" and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

First Eagle Funds | Semiannual Report | April 30, 2021

Table of Contents

Letter from the President	4
Management's Discussion of Fund Performance	8
Performance Chart	14
First Eagle Global Fund
Fund Overview	24
Consolidated Schedule of Investments	26
First Eagle Overseas Fund
Fund Overview	42
Consolidated Schedule of Investments	44
First Eagle U.S. Value Fund
Fund Overview	58
Consolidated Schedule of Investments	60
First Eagle Gold Fund
Fund Overview	66
Consolidated Schedule of Investments	68
First Eagle Global Income Builder Fund
Fund Overview	72
Schedule of Investments	74
First Eagle High Income Fund
Fund Overview	90
Schedule of Investments	92
First Eagle Fund of America
Fund Overview	102
Schedule of Investments	104
Statements of Assets and Liabilities	108
Statements of Operations	116
Statements of Changes in Net Assets	120
Financial Highlights	132
Notes to Financial Statements	158
Fund Expenses	186
General Information	192

First Eagle Funds | Semiannual Report | April 30, 2021

Letter from the President (unaudited)

Mehdi Mahmud

Dear Fellow Shareholders,

Do you feel that the always-irregular pace of history has accelerated of late? If so, you are not alone; it seems as if a decade's worth of events were squeezed into the last six months.

At the time of my last letter, the looming US presidential election—which was both hotly contested and ultimately hotly disputed—served as a daily reminder of the profound differences that continued to divide our nation even in the face of a virus that drew no ideological distinctions. Most of the global economy remained in a pandemic-induced shock, and public sentiment gyrated wildly with every bit of news about the spread of Covid-19 and efforts to contain it through the development and distribution of vaccines. At the time, I noted that the forced virtualization of the economy resulting from the onset of the pandemic had triggered an acceleration in extant underlying trends such as the shift toward online commerce and digital entertainment, and a reversal in others such as travel and urbanization. The equity market rally since the February/March selloff was bifurcated and tracked this dynamic.1 Markets seemed to overreact in response to the impacts of the pandemic; stocks perceived to benefit from a locked-down, quarantined world vastly outperformed names associated with the physical economy, resulting in valuations that implied an immediate and permanent shift in the nature of economic activity. For instance, valuations for e-commerce companies appeared to price a high likelihood that traditional retail would disappear altogether in the foreseeable future; similarly, valuations for energy stocks were beaten down to levels last seen in 2003, seemingly implying that transportation demand had been permanently decimated.2

Six months later, here in June, conditions are meaningfully different. In the United States, the trifecta of continued massive fiscal stimulus, sustained monetary support and a successful vaccination campaign has led to a reopening of the economy. Americans are moving more freely in public, and theaters, stadiums, shops and restaurants shuttered for over a year are opening their doors. New York City, which

1  Source: FactSet.

2  Source: FactSet.

First Eagle Funds | Semiannual Report | April 30, 2021

Letter from the President (unaudited)

was the epicenter of the pandemic only a year ago, is expected to be mostly reopened by the end of June! Countrywide, unemployment is declining, economic activity is rebounding, and consumers are starting to spend again after a year-plus of economic uncertainty and limited outlets for discretionary spending. There may be stops and starts in the normalization of economic activity, but the direction is encouraging.

In turn, market action in the US has mimicked the sunnier turn of events. Starting as early as September 2020, we saw equity market leadership begin to transition in favor of cyclical companies in sectors such as energy, financials and materials that stand to potentially profit from an economic revival. Generally, international equities have followed with strong returns, while bond yields have risen. While a number of the world's largest economies—including much of the euro zone, Japan, Brazil and India—continue to struggle to contain the virus's impact, progress appears likely on this front. Combined with globally coordinated monetary and fiscal stimulus, this may present opportunities to acquire stakes in high-quality businesses at attractive prices alongside the potential for currency tailwinds.

While we appreciate the joie de vivre of the season on many levels, we also are careful not to get carried away with unbounded enthusiasm. There remain risks on the horizon worthy of a wary eye, especially the fact that the Covid-19 pandemic remains unconquered. While the widespread distribution of vaccines is an important step toward herd immunity, it is no silver bullet; the virus continues to propagate and mutate, and we don't yet know the extent to which vaccinations will serve to contain death rates over the long term. Risks also persist on the economic horizon, with government debt burdens rising rapidly as a result of monetary and fiscal stimulus in reaction to the pandemic. In addition, rhetoric out of Washington points to the possibility of higher corporate tax rates and a generally less business-friendly environment, which could weigh on profit margins and discourage capital formation.

Further, there are signs inflation may reemerge as a risk after 40 years of moderation. While a near-term move higher in inflation may be attributed to base effects and price distortions that emerge as the economy reopens, there is the potential for a more durable shift as a result of a positive output gap in the economy and the uncertainties associated with the Federal Reserve's new average inflation-targeting policy framework. Many market participants believe the Fed's new approach may leave the central bank in a position of attempting to contain inflation after the fact, which historically has required more severe policy tightening than preemptive measures would have. Even more pernicious levels of inflation may result should we see a fiscal regime shift toward permanent deficit spending and a challenge to the Fed's ability to set monetary policy free from political interference.

First Eagle Funds | Semiannual Report | April 30, 2021

Letter from the President (unaudited)

On balance, our perspective is constructive, albeit with healthy wariness of potential risks. First Eagle's longstanding commitment to value-oriented investing benefitted our investors in this post-pandemic environment, and our outlook for such investments remains optimistic. While our strategic allocation to gold and gold-related equities dampened the performance of our stock holdings during the period covered by this report, we remain steadfast in our belief that gold serves as a potential hedge against a range of potential market and economic outcomes over the long term.

Global Value Team

The Global Value team has always emphasized stock picking as the core of its investment approach, and its skills in this area were on display during this period as investors showed renewed appreciation of well-positioned, well-financed and well-managed companies operating in the traditional, real-world economy. However, overall fund performance was tempered by our holdings of gold and gold-related equities—a potential hedge that served us in good stead during the pandemic sell-off but understandably lost ground when real interest rates subsequently rose. The Global Value team does not presume to predict the future of economies or markets, but it does believe that in markets where stock multiples are high and bond yields are low, it is prudent to anticipate more modest future returns. Unlike investment managers who approach alpha by seeking to overweight a sector or stock to capture a near-term earnings surprise, the Global Value team patiently pursues alpha over longer time horizons, searching for businesses in advantaged positions that they can expand at a measured pace.

High Income Team

Despite diminishing spreads and lax covenants, investors continued to pour money into the high yield market, and companies responded by issuing new bonds and loans at a pace that if continued will surpass the record set in 2020.3 Credit fundamentals are worrisome. Gross leverage is at a generational high, and the market reached this level before the pandemic and the recession it unleashed. Though many issuer balance sheets have been buffered by the large amounts of cash they were able to raise over the past year, gross leverage remains elevated. The high yield team has been focused on a sentiment expressed by Benjamin Franklin: "An ounce of prevention is worth a pound of cure." Seeking to be compensated for the risks it takes and to avoid risks for which the compensation is inadequate, the team continues to be biased toward higher ratings.

3  Source: J.P. Morgan.

First Eagle Funds | Semiannual Report | April 30, 2021

Letter from the President (unaudited)

Fund of America Team

In August 2020, First Eagle replaced the previous subadvisor of the First Eagle Fund of America with an internal portfolio management team drawn from our Global Value team. At the same time, the Fund's investment objective was revised to include current income alongside capital appreciation, and by the end of 2020 the Fund of America team had completed the orderly transitioning of the portfolio to its new investment objective. The team focused on building resilience in the portfolio stock-by-stock from the bottom up, selectively targeting high-quality companies that possess a durable competitive advantage combined with a conservative capital structure, prudent management and attractive financial metrics. Such companies, in the team's view, are well positioned to potentially generate consistent free cash flow over time and return excess cash to shareholders in the form of dividends and/or share buybacks. This investment philosophy has resulted in a concentrated, benchmark-agnostic portfolio whose composition differs significantly from common market indexes, thus offering shareholders potential differentiated performance.

I thank you for entrusting your assets to our stewardship.

Sincerely,

Mehdi Mahmud,
President

June 2021

First Eagle Funds | Semiannual Report | April 30, 2021

Management's Discussion of Fund Performance (unaudited)

First Eagle Global Fund

The net asset value ("NAV") of the Fund's Class A shares* increased 22.26% for the six months ended April 30, 2021, while the MSCI World Index increased 29.10%. The Fund's cash and cash equivalents position was 10.2% as of April 30, 2021.

The five largest contributors to the performance of First Eagle Global Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), Oracle Corp. (software, United States), Comcast Corp., Class A (media, United States), Teradata Corp. (software, United States) and Deere & Co. (machinery, United States). Collectively, they accounted for 4.14% of this period's performance.

The five largest detractors during the first quarter were Fresnillo plc (metals & mining, Mexico), Wheaton Precious Metals Corp, (metals & mining, Brazil), Agnico Eagle Mines Ltd. (metals & mining, Canada), Barrick Gold Corp. (metals & mining, Canada) and gold bullion. Their combined negative performance over the period subtracted 1.12% from fund performance.

First Eagle Overseas Fund

The NAV of the Fund's Class A shares* increased 16.08% for the six months ended April 30, 2021, while the MSCI EAFE Index rose 28.84%. The Fund's cash and cash equivalents position was 15.4% as of April 30, 2021.

The five largest contributors to the performance of First Eagle Overseas Fund over the period were Imperial Oil Ltd. (oil, gas & consumable fuels, Canada), Cie Financiere Richemont SA (Registered) (textiles, apparel & luxury Goods, Switzerland), Jardine Matheson Holdings Ltd. (industrial conglomerates, Hong Kong), Groupe Bruxelles Lambert SA (diversified financial services, Belgium) and Nutrien Ltd. (chemicals, Canada). Collectively, they accounted for 3.93% of this period's performance.

The five largest detractors were Wheaton Precious Metals Corp. (metals & mining, Brazil), As One Corp. (health care providers & services, Japan), Agnico Eagle Mines Ltd. (metals & mining, Canada), Barrick Gold Corp. (metals & mining, Canada) and gold bullion. Their combined negative performance over the period subtracted 1.04% from fund performance.

First Eagle Funds | Semiannual Report | April 30, 2021

Management's Discussion of Fund Performance

First Eagle U.S. Value Fund

The NAV of the Fund's Class A shares* increased 26.87% for the six months ended April 30, 2021, while the S&P 500 Index increased 28.85%. The Fund's cash and cash equivalents position was 9.5% as of April 30, 2021.

The five largest contributors to the performance of First Eagle U.S. Value Fund over the period were Exxon Mobil Corp. (oil, gas & consumable fuels, United States), Oracle Corp. (software, United States), Comcast Corp., Class A (media, United States), Deere & Co. (machinery, United States) and Teradata Corp. (software, United States). Collectively, they accounted for 7.43% of this period's performance.

The five largest detractors were TechnipFMC plc (energy equipment & services, United Kingdom), Royal Gold, Inc. (metals & mining, United States), Agnico Eagle Mines Ltd. (metals & mining, Canada), Barrick Gold Corp. (metals & mining, Canada) and gold bullion. Their combined negative performance over the period subtracted 1.01% from fund performance.

First Eagle Gold Fund

The NAV of the Fund's Class A shares* decreased 7.40% for the six months ended April 30, 2021, while the FTSE Gold Mines Index declined 12.08%. The Fund's cash and cash equivalents position was 9.9% as of April 30, 2021.

The five largest contributors to the performance of First Eagle Gold Fund over the period were Dundee Precious Metals, Inc. (metals & mining, Canada), Newmont Corp. (metals & mining, United States), Franco-Nevada Corp. (metals & mining, Canada), Pan American Silver Corp., CVR expiring 2/22/29 (metals & mining, Canada) and Royal Gold, Inc. (metals & mining, United States). Collectively, they accounted for 0.71% of this period's performance.

The five largest detractors were Kirkland Lake Gold Ltd. (metals & mining, Canada), Agnico Eagle Mines Ltd. (metals & mining, Canada), gold bullion, B2Gold Corp. (metals & mining, Canada) and Barrick Gold Corp. (metals & mining, Canada). Their combined negative performance over the period subtracted 5.01% from fund performance.

First Eagle Global Income Builder Fund

The NAV of the Fund's Class A shares* increased 18.47% for the six months ended April 30, 2021, while the MSCI World Index increased 29.10% and the Bloomberg

*  Reflects performance for Class A shares without the effect of sales charges and assumes all distributions have been reinvested; if sales charges were included, values would be lower.

First Eagle Funds | Semiannual Report | April 30, 2021

Management's Discussion of Fund Performance

Barclays U.S. Aggregate Bond Index decreased 1.52%. The composite index4 was up 16.11% over the same time period. The Fund's cash and cash equivalents position was 5.5% as of April 30, 2021.

The five largest contributors to the performance of First Eagle Global Income Builder Fund over the period were Exxon Mobil Corp, (oil, gas & consumable fuels, United States), Jardine Matheson Holdings Ltd. (industrial conglomerates, Hong Kong), Cie Financiere Richemont SA (Registered) (textiles, apparel & luxury Goods, Switzerland), Cia Cervecerias Unidas SA, ADR (Beverages, Chile) and Groupe Bruxelles Lambert SA (diversified financial services, Belgium). Collectively, they accounted for 4.34% of this period's performance.

The five largest detractors were Wheaton Precious Metals Corp. (metals & mining, Brazil), Unilever plc (personal products, United Kingdom), Fresnillo plc (metals & mining, Mexico), Agnico Eagle Mines Ltd. (metals & mining, Canada) and gold bullion. Their combined negative performance over the period subtracted 0.85% from fund performance.

First Eagle High Income Fund

The NAV of the Fund's Class I shares increased 3.96% for the six months ended April 30, 2021, while the Bloomberg Barclays U.S. Corporate High Yield Index increased 7.97%. The Fund's cash and cash equivalents position was 5.9% as of April 30, 2021.

The five largest contributors to the performance of First Eagle High Income Fund over the period were EnQuest Plc 7.0%, 4/15/2022 (oil, gas & consumable fuels, United Kingdom); Antero Resources Corp. 5.63%, 6/1/2023 (oil, gas & consumable fuels, United States); Meredith Corp. 6.88%, 2/1/2026 (media, United States); Precision Drilling Corp. 7.75%, 12/15/2023 (energy equipment & services, Canada); and Osum Production Corp. 1st Lien Term Loan B-EXT (ICE LIBOR USD 3 Month + 7.50%), 7/31/2022 (oil, gas & consumable fuels, United States). Collectively, they accounted for 2.13% of this period's performance.

The five largest detractors were Kronos Acquisition Holdings, Inc. 7.00%, 12/31/2027 (household products, Canada); SBA Communications Corp. REIT, 3.13%, 2/1/2029 (equity real estate investment trusts (REITs), United States); Valvoline, Inc. 3.63%, 6/15/2031 (chemicals, United States); Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (diversified financial

4  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

First Eagle Funds | Semiannual Report | April 30, 2021

Management's Discussion of Fund Performance

services, Mexico); and Southeastern Grocers, Inc. (food & staples retailing, United States). Their combined negative performance over the period subtracted 1.29% from fund performance.

First Eagle Fund of America

The NAV of the Fund's Class Y shares increased 27.15% for the six months ended April 30, 2021, while the S&P 500 Index increased 28.85%. The Fund's cash and cash equivalents position was 0.9% as of April 30, 2021.

The five largest contributors to the performance of Fund of America over the period were Alphabet Inc. Class A, (interactive media & services, United States), Taiwan Semiconductor Manufacturing Company, Ltd. (semiconductors & semiconductor equipment, Taiwan), Ross Stores, Inc. (specialty retail, United States), Oracle Corp. (software, United States) and Comcast Corp., Class A (media, United States). Collectively, they accounted for 11.73% of this period's performance.

The five largest detractors were TE Connectivity Ltd. (electronic equipment, instruments & components, United States), Baxter International Inc. (health care equipment & supplies, United States), Aon Plc Class A (insurance, United States), Alibaba Group Holding Ltd. ADR (internet & direct marketing retail, China) and Unilever PLC (personal products, United Kingdom). Their combined negative performance subtracted 0.51% from fund performance.

Matthew McLennan Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Gold Funds	T. Kimball Brooker, Jr. Co-Head of the Global Value Team Portfolio Manager Global, Overseas, U.S. Value and Global Income Builder Funds

Matt Lamphier Portfolio Manager U.S. Value Fund	Edward Meigs Portfolio Manager Global Income Builder and High Income Funds

First Eagle Funds | Semiannual Report | April 30, 2021

Management's Discussion of Fund Performance

Sean Slein Portfolio Manager Global Income Builder and High Income Funds	Thomas Kertsos Portfolio Manager Gold Fund

Manish Gupta Portfolio Manager Global Fund and Fund of America	Christian Heck Portfolio Manager Overseas Fund and Fund of America

Julien Albertini Portfolio Manager Global Fund, Global Income Builder Fund and Fund of America	Alan Barr Portfolio Manager Overseas Fund

Mark Wright Portfolio Manager U.S. Value Fund	Idanna Appio Portfolio Manager Global Income Builder Fund

June 2021

First Eagle Funds | Semiannual Report | April 30, 2021

Management's Discussion of Fund Performance

The performance data quoted herein represent past performance and do not guarantee future results. Market volatility can dramatically impact a fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month-end are available at www.feim.com or by calling 800.334.2143.

The commentary represents the opinion of Mehdi Mahmud and the portfolio management teams as of June 2021 and is subject to change based on market and other conditions. These materials are provided for informational purposes only. These opinions are not intended to be a forecast of future events, a guarantee of future results, or investment advice. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart1 (unaudited)

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Fund
Class A (SGENX) without sales charge	32.23%	8.97%	8.57%	7.15%	12.84%	01/01/79[2]
with sales charge	25.61%	7.12%	7.46%	6.60%	12.71%	01/01/79[2]
Class C (FESGX)	31.24%	8.15%	7.76%	6.35%	9.62%	06/05/00
Class I (SGIIX)	32.57%	9.26%	8.86%	7.43%	10.53%	07/31/98
Class R3 (EARGX)	31.93%	—	—	—	8.85%	05/01/18
Class R4 (EAGRX)	32.36%	9.13%	—	—	6.87%	01/17/18
Class R5 (FRGLX)	30.05%	—	—	—	10.77%	07/29/19
Class R6 (FEGRX)	32.65%	9.34%	—	—	8.53%	03/01/17
MSCI World Index[3]	45.33%	14.10%	14.03%	9.92%	9.98%	01/01/79
First Eagle Overseas Fund
Class A (SGOVX) without sales charge	24.37%	5.38%	5.62%	4.89%	9.94%	08/31/93
with sales charge	18.15%	3.60%	4.54%	4.36%	9.74%	08/31/93
Class C (FESOX)	23.47%	4.61%	4.84%	4.12%	8.55%	06/05/00
Class I (SGOIX)	24.73%	5.69%	5.92%	5.18%	9.86%	07/31/98
Class R3 (EAROX)	24.18%	—	—	—	5.29%	05/01/18
Class R4 (FIORX)	24.68%	5.53%	—	—	3.79%	01/17/18
Class R5 (FEROX)	24.15%	—	—	—	9.75%	03/11/19
Class R6 (FEORX)	24.82%	5.75%	—	—	6.23%	03/01/17
MSCI EAFE Index[4]	39.88%	6.27%	8.87%	5.22%	5.40%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle U.S. Value Fund
Class A (FEVAX) without sales charge	37.39%	10.45%	10.17%	8.50%	9.21%	09/04/01
with sales charge	30.56%	8.58%	9.04%	7.94%	8.93%	09/04/01
Class C (FEVCX)	36.32%	9.59%	9.32%	7.68%	8.39%	09/04/01
Class I (FEVIX)	37.73%	10.75%	10.47%	8.79%	9.49%	09/04/01
Class R3 (EARVX)	37.07%	—	—	—	10.28%	05/01/18
Class R4 (FIVRX)	37.10%	—	—	—	12.16%	07/29/19
Class R5 (FERVX)	37.36%	—	—	—	12.35%	07/29/19
Class R6 (FEVRX)	37.79%	10.79%	—	—	9.59%	03/01/17
S&P 500 Index[5]	45.98%	18.67%	17.42%	14.17%	9.01%	09/04/01
First Eagle Gold Fund
Class A (SGGDX) without sales charge	6.92%	15.19%	5.97%	-3.37%	6.02%	08/31/93
with sales charge	1.57%	13.24%	4.89%	-3.86%	5.82%	08/31/93
Class C (FEGOX)	6.14%	14.32%	5.16%	-4.11%	5.76%	05/15/03
Class I (FEGIX)	7.21%	15.52%	6.27%	-3.10%	6.84%	05/15/03
Class R3 (EAURX)	6.88%	—	—	—	15.22%	05/01/18
Class R4 (FIURX)	7.16%	—	—	—	19.13%	07/29/19
Class R5 (FERUX)	7.14%	—	—	—	19.07%	07/29/19
Class R6 (FEURX)	7.30%	15.60%	—	—	9.06%	03/01/17
FTSE Gold Mines	-1.70%	15.04%	5.20%	-5.80%	0.57%	08/31/93 Index[6]
MSCI World Index[3]	45.33%	14.10%	14.03%	9.92%	7.77%	08/31/93

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Global Income Builder Fund
Class A (FEBAX) without sales charge	23.63%	6.29%	6.88%	—	6.41%	05/01/12
with sales charge	17.49%	4.49%	5.79%	—	5.81%	05/01/12
Class C (FEBCX)	22.66%	5.48%	6.07%	—	5.61%	05/01/12
Class I (FEBIX)	23.89%	6.58%	7.15%	—	6.69%	05/01/12
Class R3 (FBRRX)	23.25%	—	—	—	6.15%	05/01/18
Class R4 (FIBRX)	23.33%	—	—	—	8.26%	07/29/19
Class R5 (EABRX)	23.46%	—	—	—	8.37%	07/29/19
Class R6 (FEBRX)	23.96%	6.60%	—	—	6.78%	03/01/17
Composite Index[7]	25.45%	10.90%	9.87%	—	8.37%	05/01/12
MSCI World Index[3]	45.33%	14.10%	14.03%	—	11.63%	05/01/12
Bloomberg Barclays U.S. Aggregate Bond Index[8]	-0.27%	5.19%	3.19%	—	2.93%	05/01/12
First Eagle High Income Fund
Class A (FEHAX) without sales charge	16.00%	4.42%	5.71%	—	4.93%	01/03/12
with sales charge	10.71%	2.83%	4.74%	—	4.41%	01/03/12
Class C (FEHCX)	15.13%	3.60%	4.92%	—	4.13%	01/03/12
Class I (FEHIX)	16.32%	4.68%	6.01%	4.77%	7.52%	11/19/07[9]
Class R3 (EARHX)	15.85%	—	—	—	4.31%	05/01/18
Class R4 (FIHRX)	15.32%	—	—	—	4.33%	07/29/19
Class R5 (FERHX)	15.91%	—	—	—	4.76%	07/29/19
Class R6 (FEHRX)	16.27%	4.67%	—	—	4.37%	03/01/17
Bloomberg Barclays U.S. Corporate High Yield Index[10]	19.67%	7.00%	7.46%	6.43%	7.32%	11/19/07

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

	One Year	Three Years	Five Years	Ten Years	Since Inception	Inception Date
First Eagle Fund of America[11]
Class A (FEFAX) without sales charge	41.32%	6.33%	7.82%	7.72%	8.07%	11/20/98
with sales charge	34.27%	4.53%	6.72%	7.16%	7.82%	11/20/98
Class C (FEAMX)	40.27%	5.54%	7.02%	6.91%	7.29%	03/02/98
Class I (FEAIX)	41.73%	6.66%	8.14%	—	7.78%	03/08/13
Class Y (FEAFX)[12]	41.31%	6.33%	7.81%	7.71%	10.94%	04/10/87
Class R3 (EARFX)	41.11%	—	—	—	6.27%	05/01/18
Class R4 (EAFRX)	41.46%	—	—	—	12.34%	07/29/19
Class R5 (FERFX)	41.61%	—	—	—	12.45%	07/29/19
Class R6 (FEFRX)	41.72%	6.69%	—	—	7.07%	03/01/17
S&P 500 Index[5]	45.98%	18.67%	17.42%	14.17%	10.54%	04/10/87

1  The performance data quoted herein represents past performance and does not guarantee future results. Market volatility can dramatically impact the fund's short-term performance. Current performance may be lower or higher than figures shown. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance data through the most recent month end is available at feim.com or by calling 800.334.2143. The average annual returns for Class A Shares "with sales charge" of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund and First Eagle Fund of America give effect to the deduction of the maximum sales charge of 5.00%. The average annual returns for Class A Shares "with sales charge" of First Eagle High Income Fund gives effect to the deduction of the maximum sales charge of 4.50%.

The average annual returns for Class C Shares reflect the maximum contingent deferred sales charge (CDSC), which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to the shares sold or redeemed with the first year of purchase.

For First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund and First Eagle Fund of America, a contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

Class I Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America require $1 million minimum investment and are offered without a sales charge.

Class Y Shares of First Eagle Fund of America are offered without a sales charge.

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

Class R3 Shares, Class R4 Shares, Class R5 Shares and Class R6 Shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America are offered without a sales charge.

2  The Fund commenced operations on April 28, 1970. Performance for periods prior to January 1, 2000, occurred while a prior portfolio manager of the fund was affiliated with another firm. Inception date shown is when this prior portfolio manager assumed portfolio management responsibilities.

3  The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index.

4  The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index.

5  The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

6  The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The Index is unmanaged, and includes dividends reinvested. One cannot invest directly in an index.

7  The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index.

8  The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. One cannot invest directly in an index.

9  First Eagle High Income Fund commenced operations in its present form on December 30, 2011, and is successor to another mutual fund pursuant to a reorganization on December 30, 2011. Information prior to December 30, 2011 is for this predecessor fund. Immediately after the reorganization, changes in net asset value of the Class I shares were partially impacted by differences in how the Fund and the predecessor fund price portfolio securities.

10  The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

11  Effective on August 14, 2020, Fund of America is managed by a portfolio management team at First Eagle Investment Management, LLC. Prior to that date, the Fund was managed by a third-party subadviser.

12  As of September 1, 2005, First Eagle Fund of America Class Y is closed to new accounts.

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

Expense Ratios As Stated In The Most Recent Prospectus

	Class A	Class C	Class I	Class Y	Class R3	Class R4	Class R5	Class R6
First Eagle Global Fund	1.11%	1.87%	0.86%	—	1.18%	0.96%	2.29%	0.79%
First Eagle Overseas Fund	1.15	1.89	0.87	—	1.36	0.91	1.31	0.80
First Eagle U.S. Value Fund[13,14]	1.18	1.94	0.89	—	1.36	1.24	1.09	0.86
First Eagle Gold Fund	1.21	1.95	0.92	—	1.25	1.00	0.98	0.85
First Eagle Global Income Builder Fund	1.19	1.95	0.94	—	1.49	1.25	1.14	0.90
First Eagle High Income Fund[13,15]	1.33	2.10	1.04	—	1.45	1.84	1.25	1.07
First Eagle Fund of America[13,16]	1.02	1.76	0.68	1.02%	1.17	1.03	0.93	0.68

13  For the First Eagle U.S. Value Fund, First Eagle High Income Fund and First Eagle Fund of America, had fees not been waived and/or expenses reimbursed, returns would have been lower.

14  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2022. This waiver has the effect of reducing the management fee for the term of the waiver from 0.75% to 0.70% on First Eagle U.S. Value Fund.

15  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive its management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 28, 2022. This waiver has the effect of reducing the management fee for the term of the waiver from 0.70% to 0.60% on First Eagle High Income Fund.

16  These are the actual fund operating expenses prior to the application of fee waivers and/or expense reimbursements. The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, Y, I, R3, R4, R5 and R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.90%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2022 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, Y, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.90%, 1.65%, 0.90%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.

These expense ratios are presented as of March 1, 2021 and may differ from corresponding ratios shown elsewhere in this report because of differing time periods (and/or, if applicable, because these expense ratios do not include expense credits or waivers).

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

There are risks associated with investing in funds that invest in securities of foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency exchange rates. These risks may be more pronounced with respect to investments in emerging markets. Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of risk than funds whose investments are diversified and may not be suitable for all investors.

All securities may be subject to adverse market trends. The value and liquidity of a Fund's portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause a Fund's portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate volatility. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses.

An outbreak of disease caused by a novel coronavirus (also known as "COVID-19") has developed into a global pandemic and resulted in, among other things, closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, has affected and may continue to affect the economies of many nations, individual companies and the global markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

To the extent a Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. Currently, a substantial portion of the companies in which the Gold Fund invests are domiciled in Canada, although the mining operations of such companies may take place in other countries. Currently, a substantial portion of the companies in which the Global Fund and Overseas Fund invest are domiciled in Japan, although the operations of such companies may take place in other countries.

Canada is a significant exporter of natural resources, such as oil, natural gas and agricultural products. As a result, the Canadian economy is susceptible to adverse changes in certain commodities markets. It is also heavily dependent on trading with key partners, including the United States, Mexico, and China. Any reduction in trading with these key partners may adversely affect the Canadian economy. Canada's dependency on the economy of the United States, in particular, makes Canada's economy vulnerable to political and regulatory changes affecting the United States economy. These and other factors could negatively affect a Fund's performance.

A Fund's investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom's (''UK'') exit from the European Union (''Brexit''). Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A number of countries in the European Union (the "EU'') have experienced, and may continue to experience, severe economic and financial difficulties, increasing the risk of investing in the European markets.

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect a Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect a Fund.

The value of a Fund's portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

By investing in its Subsidiary, each of the Global Fund, Overseas Fund, U.S. Value Fund, and Gold Fund are indirectly exposed to the risks associated with that Subsidiary's investments. The Subsidiaries are not registered under the 1940 Act and are not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of a Fund and/or a Subsidiary to operate as expected and could adversely affect the Fund.

In addition to investments in larger companies, each Fund may invest in small and medium-size companies, which historically have been more volatile in price than larger company securities, especially over the short term. Positions in smaller companies, especially when a Fund is a large holder of a small company's securities, also may be more difficult or expensive to trade. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities and the greater sensitivity of smaller companies to changing economic conditions. In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. The Funds consider small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Funds consider large companies to be companies with market capitalizations of $10 billion or greater.

Holding illiquid securities restricts or otherwise limits the ability for a Fund to freely dispose of its investments for specific periods of time. A Fund might not be able to sell illiquid securities at its desired price or time. Changes in the markets or in regulations governing the trading of illiquid instruments can cause rapid changes in the price or ability to sell an illiquid security. The market for lower-quality debt instruments, including junk bonds and leveraged loans, is generally less liquid than the market for higher-quality debt instruments.

Investment in gold and gold-related investments present certain risks, including political and economic risks affecting the price of gold and other precious metals including specific changes in U.S. and foreign regulatory policies, tax, currency or mining laws, increased environmental costs, international monetary and political policies, economic conditions within an individual country, trade imbalances, and trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of investments in such securities may also be affected. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

First Eagle Funds | Semiannual Report | April 30, 2021

Performance Chart

First Eagle High Income and First Eagle Global Income Builder Funds will invest in high yield instruments (commonly known as "high yield" or "junk" bonds) which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade securities and may experience extreme price fluctuations. The securities of such companies may be considered speculative and the ability of such companies to pay their debts on schedule may be uncertain.

First Eagle High Income and Global Income Builder Funds invest in bank loans. These investments potentially expose a Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and a Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, a Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Funds that invest in bonds are subject to credit and interest rate risk. The value of a Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. In addition, fluctuations in interest rates can affect the value of debt instruments held by a Fund. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. In addition, with historically low interest rates in the United States and abroad, there is risk of significant future rate moves and related economic and markets impact.

Income generation and dividends are not guaranteed. If dividend paying stocks in the Fund's portfolio stop paying or reduce dividends a Fund's ability to generate income will be adversely affected.

An investment strategy that employs a "value" approach may pose a risk to a Fund that such investment strategy may not be successfully achieved. In any Fund, an investment made at a perceived "margin of safety" or "discount to intrinsic or fundamental value" can trade at prices substantially lower than when an investment is made, so that any perceived "margin of safety" or "discount to value" is no guarantee against loss. "Value" investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more "growth" oriented. In such an event, a Fund's investment returns would be expected to lag relative to returns associated with more growth-oriented strategies.

All investments involve the risk of loss.

First Eagle Funds | Semiannual Report | April 30, 2021

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First Eagle Global Fund

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. This truly global fund is managed with a highly disciplined, bottom-up, value-oriented style.

Average Annual Returns (%)			One Year	Five Years	Ten Years
First Eagle Global Fund	Class A	without sales load	32.23	8.57	7.15
		with sales load	25.61	7.46	6.60
MSCI World Index			45.33	14.03	9.92
Consumer Price Index			4.16	2.22	1.73

Asset Allocation* (%)

Sectors* (%)
Financials	14.0
Consumer Staples	11.3
Industrials	11.2
Commodities	10.3
Information Technology	10.2
Materials	6.5
Communication Services	5.6
Consumer Discretionary	5.4
Health Care	5.2
Energy	4.5
Real Estate	3.8
Foreign Government Securities	1.2
Utilities	0.6
Short-Term Investments	10.2

Countries*~ (%)

United States	51.9
Japan	8.5
United Kingdom	5.7
France	4.5
Canada	3.5
Switzerland	2.3
Hong Kong	2.2
South Korea	1.8
Belgium	1.5
Brazil	1.2
Sweden	1.2
Mexico	1.2
Taiwan	1.2
Germany	0.7
Australia	0.4
Thailand	0.4
Singapore	0.3
Ireland	0.3
Norway	0.3
China	0.2
Malaysia	0.2
Peru	0.2
Indonesia	0.1
Short-Term Investments	10.2

^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.3
Oracle Corp. (Software, United States)	2.9
Comcast Corp. (Media, United States)	2.4
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.1
Philip Morris International, Inc. (Tobacco, United States)	1.6
Facebook, Inc. (Interactive Media & Services, United States)	1.6
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	1.5
Danone SA (Food Products, France)	1.5
British American Tobacco plc (Tobacco, United Kingdom)	1.4
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	1.4
Total	26.7

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 78.1%
Australia — 0.4%
Newcrest Mining Ltd.	9,296,442	190,001,166
Belgium — 1.5%
Groupe Bruxelles Lambert SA	6,813,598	745,089,468
Brazil — 1.2%
Ambev SA, ADR	103,309,902	287,201,527
Cielo SA	12,478,028	7,925,037
Wheaton Precious Metals Corp.	7,523,631	310,876,433
		606,002,997
Canada — 3.5%
Agnico Eagle Mines Ltd.	2,298,700	143,665,243
Barrick Gold Corp.	11,518,361	244,765,171
Franco-Nevada Corp.	769,497	107,196,820
Imperial Oil Ltd.	10,896,401	314,707,103
Nutrien Ltd.	9,580,588	528,752,652
Power Corp. of Canada	12,261,601	357,129,167
		1,696,216,156
China — 0.2%
Alibaba Group Holding Ltd., ADR*	500,220	115,525,809
France — 4.5%
Danone SA	10,211,219	720,805,186
Legrand SA	2,208,706	214,995,241
LVMH Moet Hennessy Louis Vuitton SE	227,447	171,347,312
Rexel SA*	5,900,612	115,989,881
Saint Jean Groupe SA*	93,252	3,060,664
Sanofi	4,486,722	470,398,620
Sodexo SA*	3,827,240	382,908,758
Wendel SE	1,067,994	142,162,200
		2,221,667,862
Germany — 0.7%
Brenntag SE	1,126,149	101,099,742
Henkel AG & Co. KGaA (Preference)	2,036,833	233,970,414
		335,070,156

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 2.2%
CK Asset Holdings Ltd.	29,853,500	186,901,464
Guoco Group Ltd.	12,748,580	153,782,234
Hongkong Land Holdings Ltd.	31,759,300	157,056,561
Hysan Development Co. Ltd.	23,322,348	87,798,642
Jardine Matheson Holdings Ltd.	6,979,771	468,685,892
		1,054,224,793
Ireland — 0.3%
CRH plc	3,284,015	154,953,774
Japan — 8.5%
Chofu Seisakusho Co. Ltd. (a)	3,224,200	59,985,890
FANUC Corp.	2,442,000	562,350,910
Hirose Electric Co. Ltd.	1,555,415	247,943,601
Hoshizaki Corp.	2,080,300	184,810,215
Hoya Corp.	1,355,340	154,055,141
Keyence Corp.	566,600	271,998,075
Komatsu Ltd.	6,756,000	198,657,641
Mitsubishi Electric Corp.	21,420,200	330,049,965
Mitsubishi Estate Co. Ltd.	19,435,380	319,884,870
MS&AD Insurance Group Holdings, Inc.	5,705,620	161,872,031
Olympus Corp.	2,001,224	41,188,246
Secom Co. Ltd.	6,337,130	528,101,118
Shimano, Inc.	1,551,090	354,664,366
SMC Corp.	518,356	301,204,752
Sompo Holdings, Inc.	9,373,500	348,367,451
T Hasegawa Co. Ltd. (a)	3,002,800	56,102,091
USS Co. Ltd.	997,600	18,102,290
		4,139,338,653
Mexico — 0.8%
Fomento Economico Mexicano SAB de CV, ADR	2,945,225	228,254,938
Fresnillo plc	8,143,450	92,600,057
Industrias Penoles SAB de CV*	6,401,020	82,432,447
		403,287,442

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Norway — 0.3%
Orkla ASA	13,985,891	142,559,849
South Korea — 1.8%
Hyundai Mobis Co. Ltd.	612,650	148,278,404
KT&G Corp.	5,242,098	387,915,059
Lotte Confectionery Co. Ltd.	161,797	19,738,514
Lotte Corp.	913,277	29,972,358
Namyang Dairy Products Co. Ltd. (a)	38,332	11,105,272
NAVER Corp.	304,531	98,065,699
Samsung Electronics Co. Ltd. (Preference)	3,025,981	198,668,992
		893,744,298
Sweden — 1.2%
Investor AB, Class A	2,404,983	204,268,406
Investor AB, Class B	2,813,956	238,867,122
Svenska Handelsbanken AB, Class A	12,783,537	148,036,756
		591,172,284
Switzerland — 2.2%
Cie Financiere Richemont SA (Registered)	6,374,537	654,198,169
Nestle SA (Registered)	3,679,697	439,100,832
		1,093,299,001
Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,862,904	567,695,413
Thailand — 0.4%
Bangkok Bank PCL, NVDR	47,278,400	184,169,416
United Kingdom — 5.7%
Berkeley Group Holdings plc	5,151,125	329,201,070
British American Tobacco plc	18,940,473	702,755,161
Diageo plc	3,750,155	168,349,771
GlaxoSmithKline plc	14,146,132	261,417,211
Linde plc	722,535	206,527,493
Linde plc	828,640	236,858,458
Lloyds Banking Group plc	437,703,164	274,474,892
Reckitt Benckiser Group plc	573,355	51,050,194
Unilever plc	9,617,307	561,701,754
		2,792,336,004

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
United States — 41.5%
Alleghany Corp.*	362,794	246,326,242
Alphabet, Inc., Class A*	134,718	317,058,813
Alphabet, Inc., Class C*	148,554	358,032,966
American Express Co.	3,544,415	543,536,040
Analog Devices, Inc.	2,347,969	359,614,932
Anthem, Inc.	1,331,473	505,147,541
Bank of New York Mellon Corp. (The)	10,924,432	544,910,668
Becton Dickinson and Co.	829,006	206,264,983
Berkshire Hathaway, Inc., Class A*	728	300,300,000
Booking Holdings, Inc.*	165,236	407,485,195
Boston Properties, Inc., REIT	1,627,005	177,912,997
Brown & Brown, Inc.	5,841,695	310,661,340
CH Robinson Worldwide, Inc. (a)	7,172,180	696,275,234
Charles Schwab Corp. (The)	3,586,920	252,519,168
Colgate-Palmolive Co.	7,521,578	606,991,345
Comcast Corp., Class A	20,976,453	1,177,827,836
Cummins, Inc.	1,379,077	347,582,567
Deere & Co.	1,084,809	402,301,418
DENTSPLY SIRONA, Inc.	4,436,276	299,492,993
Douglas Emmett, Inc., REIT	4,485,027	150,427,806
Equity Residential, REIT	3,941,263	292,559,953
Expeditors International of Washington, Inc.	1,672,498	183,740,630
Exxon Mobil Corp.	17,715,752	1,014,049,645
Facebook, Inc., Class A*	2,379,256	773,448,541
Flowserve Corp. (a)	7,892,216	312,847,442
General Dynamics Corp.	242,088	46,052,400
HCA Healthcare, Inc.	1,502,337	302,059,877
IPG Photonics Corp.*	1,109,086	240,793,661
J G Boswell Co.	2,485	1,828,960
Kraft Heinz Co. (The)	4,743,185	195,846,109
Microsoft Corp.	2,016,253	508,458,682
Mills Music Trust (a)	31,592	1,292,113
Newmont Corp.	8,146,408	508,417,323
NOV, Inc.* (a)	24,797,848	370,727,828

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares		Value ($)
United States — 41.5% (continued)
Oracle Corp.		18,452,220	1,398,493,754
Philip Morris International, Inc.		8,199,501	778,952,595
PPG Industries, Inc.		784,198	134,286,066
Royal Gold, Inc.		1,295,545	144,919,664
salesforce.com, Inc.*		1,339,249	308,455,830
San Juan Basin Royalty Trust (a)		3,908,035	18,758,568
Schlumberger NV		18,037,405	487,911,805
Scotts Miracle-Gro Co. (The)		53,401	12,344,175
Teradata Corp.* (a)		9,658,435	477,802,779
Texas Instruments, Inc.		2,221,032	400,918,486
Travelers Cos., Inc. (The)		2,167,437	335,215,806
Truist Financial Corp.		3,705,485	219,772,315
UGI Corp.		6,123,570	267,661,245
Union Pacific Corp.		1,349,610	299,734,885
Universal Health Services, Inc., Class B		2,116,279	314,076,966
US Bancorp		6,565,740	389,676,669
W R Berkley Corp.		3,504,173	279,352,672
Wells Fargo & Co.		6,712,587	302,402,044
Weyerhaeuser Co., REIT		12,883,978	499,511,827
Willis Towers Watson plc		1,183,807	306,440,280
			20,339,481,679
Total Common Stocks (Cost $23,810,147,313)			38,265,836,220
	Ounces
Commodities — 10.3%
Gold bullion* (Cost $3,015,662,623)		2,848,707	5,036,342,592
	Principal Amount ($)
Foreign Government Securities — 1.2%
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024	IDR	853,795,000,000	64,012,460

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)		Value ($)
Malaysia — 0.2%
Malaysia Government Bond 3.42%, 8/15/2022	MYR	443,682,000	110,259,972
Mexico — 0.4%
Mex Bonos Desarr Fix Rt 6.50%, 6/9/2022	MXN	1,940,060,000	97,543,156
8.00%, 12/7/2023	MXN	911,940,000	48,044,207
10.00%, 12/5/2024	MXN	536,240,000	30,194,836
			175,782,199
Peru — 0.2%
Republic of Peru 8.20%, 8/12/2026 (b)	PEN	278,275,000	93,092,294
Singapore — 0.3%
Republic of Singapore 2.25%, 6/1/2021	SGD	214,847,000	161,657,938
Total Foreign Government Securities (Cost $611,356,961)			604,804,863
Corporate Bonds — 0.0% (c)
United States — 0.0% (c)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $5,033,795)		5,467,000	5,665,179
	Number of Warrants
Warrants — 0.0% (c)
Switzerland — 0.0% (c)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)		12,749,074	5,444,444
	Principal Amount ($)
Short-Term Investments — 10.2%
Commercial Paper — 10.1%
Alphabet, Inc. 0.04%, 5/7/2021 (b)(d)		50,000,000	49,999,611
American Honda Finance Corp. 0.21%, 5/13/2021 (d)		25,566,000	25,564,984
0.21%, 5/19/2021 (d)		116,690,000	116,681,008

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
0.20%, 6/10/2021 (d)	23,586,000	23,580,520
0.21%, 6/16/2021 (d)	28,594,000	28,586,310
0.20%, 6/25/2021 (d)	9,210,000	9,207,006
0.22%, 7/7/2021 (d)	16,447,000	16,440,383
0.22%, 7/8/2021 (d)	61,990,000	61,964,693
Apple, Inc. 0.05%, 5/3/2021 (b)(d)	42,267,000	42,266,810
BASF SE 0.17%, 6/8/2021 (b)(d)	64,464,000	64,455,410
0.19%, 6/21/2021 (b)(d)	60,000,000	59,988,127
BNG Bank NV 0.09%, 5/4/2021 (b)(d)	24,418,000	24,417,837
0.09%, 5/6/2021 (b)(d)	76,953,000	76,952,231
0.08%, 5/7/2021 (b)(d)	31,250,000	31,249,635
0.07%, 5/20/2021 (b)(d)	34,158,000	34,156,615
0.07%, 5/21/2021 (b)(d)	34,158,000	34,156,526
0.07%, 6/3/2021 (b)(d)	37,786,000	37,782,895
0.09%, 6/9/2021 (b)(d)	56,705,000	56,698,888
0.12%, 6/16/2021 (b)(d)	4,250,000	4,249,406
0.09%, 6/17/2021 (b)(d)	57,187,000	57,178,765
Engie SA 0.19%, 5/5/2021 (d)	37,840,000	37,839,317
0.18%, 5/12/2021 (b)(d)	32,272,000	32,270,537
0.19%, 5/13/2021 (b)(d)	34,929,000	34,927,272
0.18%, 5/17/2021 (b)(d)	43,650,000	43,647,052
Entergy Corp. 0.10%, 5/3/2021 (b)(d)	4,337,000	4,336,962
Erste Abwicklungsanstalt 0.15%, 5/4/2021 (b)(d)	71,411,000	71,410,524
0.13%, 5/18/2021 (b)(d)	28,590,000	28,588,899
0.12%, 6/2/2021 (b)(d)	60,000,000	59,995,435
0.12%, 6/28/2021 (b)(d)	34,158,000	34,152,962
0.12%, 6/29/2021 (b)(d)	34,158,000	34,152,876
0.13%, 7/14/2021 (b)(d)	57,286,000	57,274,662

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
Export Development Corp. 0.07%, 5/12/2021 (d)	38,350,000	38,349,489
0.05%, 5/17/2021 (d)	12,951,000	12,950,737
0.06%, 6/3/2021 (d)	31,250,000	31,248,495
0.06%, 6/14/2021 (d)	18,546,000	18,544,725
0.06%, 6/15/2021 (d)	31,130,000	31,127,812
FMS Wertmanagement 0.14%, 5/5/2021 (b)(d)	28,230,000	28,229,804
0.14%, 5/6/2021 (b)(d)	13,691,000	13,690,886
0.12%, 5/11/2021 (b)(d)	20,725,000	20,724,683
0.12%, 5/18/2021 (b)(d)	100,000,000	99,997,400
0.12%, 5/21/2021 (d)	33,238,000	33,236,953
0.15%, 6/2/2021 (b)(d)	37,043,000	37,040,861
0.13%, 7/12/2021 (b)(d)	38,191,000	38,181,474
0.13%, 7/28/2021 (b)(d)	38,892,000	38,878,635
0.14%, 8/10/2021 (b)(d)	25,526,000	25,515,875
General Dynamics Corp. 0.10%, 6/23/2021 (b)(d)	52,303,000	52,293,272
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (d)	14,542,000	14,541,632
Glencore Funding LLC 0.14%, 5/3/2021 (d)	14,542,000	14,541,837
Hitachi International Treasury Ltd. 0.11%, 5/3/2021 (d)	49,762,000	49,761,461
Hydro-Quebec 0.06%, 5/17/2021 (b)(d)	35,822,000	35,821,273
0.05%, 6/14/2021 (b)(d)	28,594,000	28,592,034
0.05%, 6/15/2021 (b)(d)	16,746,000	16,744,823
Kreditanstalt fuer Wiederaufbau 0.12%, 5/5/2021 (b)(d)	56,460,000	56,459,608
0.11%, 5/12/2021 (b)(d)	18,919,000	18,918,647
0.07%, 5/13/2021 (b)(d)	30,000,000	29,999,383
0.10%, 5/14/2021 (b)(d)	108,845,000	108,842,503
0.09%, 5/24/2021 (b)(d)	48,981,000	48,978,616
0.07%, 6/1/2021 (b)(d)	37,737,000	37,734,283
0.05%, 6/3/2021 (b)(d)	19,984,000	19,982,433

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
0.07%, 6/4/2021 (b)(d)	55,250,000	55,245,542
0.07%, 6/24/2021 (b)(d)	55,361,000	55,352,796
0.07%, 7/1/2021 (b)(d)	63,978,000	63,966,872
Linde, Inc. 0.05%, 6/10/2021 (d)	85,709,000	85,701,776
LVMH Moet Hennessy Louis Vuitton SE 0.12%, 5/10/2021 (b)(d)	13,333,000	13,332,778
LVMH Moet Hennessy Louis Vuitton, Inc. 0.15%, 5/4/2021 (b)(d)	18,219,000	18,218,887
Merck & Co., Inc. 0.06%, 5/27/2021 (d)	65,882,000	65,879,529
0.06%, 5/28/2021 (d)	28,235,000	28,233,902
MetLife Short Term Funding LLC 0.07%, 5/7/2021 (b)(d)	28,235,000	28,234,670
0.07%, 5/11/2021 (b)(d)	50,000,000	49,999,159
0.10%, 6/1/2021 (b)(d)	65,000,000	64,995,898
0.08%, 6/7/2021 (b)(d)	82,220,000	82,213,491
0.07%, 6/11/2021 (b)(d)	39,872,000	39,868,372
Mitsubishi International Corp. 0.16%, 5/3/2021 (b)(d)	37,999,000	37,998,683
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (d)	21,812,000	21,811,764
Nederlandse Waterschapsbank NV 0.11%, 5/28/2021 (d)	21,663,000	21,661,467
0.13%, 7/12/2021 (b)(d)	62,260,000	62,243,714
0.13%, 7/14/2021 (b)(d)	45,465,000	45,452,687
0.12%, 7/19/2021 (b)(d)	38,190,000	38,178,712
0.11%, 7/27/2021 (b)(d)	13,578,000	13,573,386
Nestle Capital Corp. 0.06%, 5/10/2021 (d)	37,043,000	37,042,753
0.04%, 6/9/2021 (d)	31,250,000	31,248,507
0.04%, 6/23/2021 (b)(d)	38,326,000	38,323,585
0.06%, 7/13/2021 (b)(d)	22,682,000	22,679,902
Nestle Finance International Ltd. 0.06%, 5/4/2021 (b)(d)	75,000,000	74,999,866
Nordea Bank Abp 0.12%, 7/27/2021 (b)(d)	59,384,000	59,366,871

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
Novartis Finance Corp. 0.06%, 7/6/2021 (d)	21,930,000	21,927,143
Novartis Securities Investment Ltd. 0.07%, 6/22/2021 (b)(d)	49,079,000	49,074,809
0.07%, 6/23/2021 (b)(d)	31,792,000	31,789,234
NRW Bank 0.12%, 5/18/2021 (b)(d)	1,717,000	1,716,948
0.11%, 5/21/2021 (b)(d)	25,566,000	25,565,105
0.12%, 5/25/2021 (b)(d)	19,163,000	19,162,082
0.09%, 6/16/2021 (b)(d)	44,223,000	44,217,630
0.10%, 6/18/2021 (d)	77,784,000	77,773,942
0.11%, 7/6/2021 (b)(d)	56,705,000	56,693,180
0.12%, 7/9/2021 (b)(d)	60,620,000	60,606,681
0.12%, 7/21/2021 (b)(d)	18,860,000	18,854,974
Philip Morris International, Inc. 0.03%, 5/6/2021 (b)(d)	32,654,000	32,653,679
Province of Quebec Canada 0.03%, 7/20/2021 (b)(d)	43,170,000	43,166,892
0.03%, 7/29/2021 (b)(d)	48,981,000	48,978,551
PSP Capital, Inc. 0.07%, 5/19/2021 (b)(d)	38,190,000	38,188,932
0.11%, 6/1/2021 (b)(d)	10,469,000	10,468,423
0.09%, 6/4/2021 (b)(d)	99,412,000	99,405,718
0.07%, 6/11/2021 (b)(d)	28,594,000	28,591,598
QUALCOMM, Inc. 0.12%, 5/11/2021 (b)(d)	25,634,000	25,633,491
Reckitt Benckiser Treasury Services plc 0.20%, 5/12/2021 (b)(d)	37,500,000	37,497,925
Roche Holdings, Inc. 0.05%, 6/18/2021 (b)(d)	24,904,000	24,902,000
0.04%, 6/25/2021 (b)(d)	23,335,000	23,332,604
Sanofi 0.04%, 6/18/2021 (b)(d)	17,215,000	17,213,688
0.05%, 6/25/2021 (b)(d)	32,894,000	32,890,981
0.06%, 6/30/2021 (b)(d)	31,250,000	31,246,823
Total Capital Canada Ltd. 0.15%, 5/3/2021 (b)(d)	99,510,000	99,509,552

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 10.1% (continued)
0.13%, 5/7/2021 (d)	39,017,000	39,016,545
0.14%, 5/10/2021 (b)(d)	40,574,000	40,573,369
0.13%, 5/17/2021 (b)(d)	46,742,000	46,740,874
0.13%, 6/8/2021 (d)	17,205,000	17,203,714
0.14%, 7/7/2021 (b)(d)	34,159,000	34,152,999
0.11%, 7/26/2021 (b)(d)	37,774,000	37,764,963
Unilever Capital Corp. 0.06%, 5/12/2021 (b)(d)	26,521,000	26,520,514
0.07%, 5/20/2021 (b)(d)	48,058,000	48,056,852
0.07%, 5/25/2021 (b)(d)	20,938,000	20,937,447
0.07%, 5/26/2021 (d)	20,938,000	20,937,456
0.05%, 6/15/2021 (b)(d)	22,682,000	22,680,638
0.05%, 6/22/2021 (b)(d)	20,246,000	20,244,092
UnitedHealth Group, Inc. 0.14%, 6/1/2021 (d)	10,686,000	10,684,832
0.14%, 6/7/2021 (d)	38,892,000	38,886,540
0.14%, 6/14/2021 (d)	48,910,000	48,901,135
Walgreens Boots Alliance, Inc. 0.30%, 5/6/2021 (b)(d)	36,631,000	36,629,901
Total Commercial Paper (Cost $4,961,894,608)		4,961,923,817
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 0.09%, 5/20/2021 (d)	15,000,000	14,999,929
0.03%, 6/17/2021 (d)	15,000,000	14,999,765
Total U.S. Treasury Obligations (Cost $29,998,739)		29,999,694

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (e) (Cost $47,232)	47,232	47,232
Total Short-Term Investments (Cost $4,991,940,579)		4,991,970,743
Total Investments — 99.8% (Cost $32,434,141,271)		48,910,064,041
Other Assets Less Liabilities — 0.2%		88,361,966
Net Assets — 100.0%		48,998,426,007

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $3,923,937,746, which represents approximately 8.01% of net assets of the Fund.

(c)  Represents less than 0.05% of net assets.

(d)  The rate shown was the current yield as of April 30, 2021.

(e)  Represents 7-day effective yield as of April 30, 2021.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,966,594,743
Aggregate gross unrealized depreciation	(1,486,612,920)
Net unrealized appreciation	$16,479,981,823
Federal income tax cost	$32,434,141,271

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	173,437,380	EUR	142,366,000	Goldman Sachs	5/19/2021	$2,226,850
USD	116,683,651	GBP	84,239,000	Goldman Sachs	5/19/2021	341,644
USD	11,851,617	EUR	9,632,000	JPMorgan Chase Bank	6/16/2021	261,050
USD	88,566,502	EUR	72,583,000	JPMorgan Chase Bank	6/16/2021	1,224,499
USD	121,927,138	EUR	100,241,000	JPMorgan Chase Bank	7/14/2021	1,229,556
USD	99,845,389	EUR	82,002,000	HSBC Bank plc	8/18/2021	1,037,407
Total unrealized appreciation						6,321,006
USD	156,150,535	EUR	131,029,000	UBS AG	9/15/2021	(1,827,724)
USD	118,475,356	GBP	86,069,000	UBS AG	9/15/2021	(434,229)
Total unrealized depreciation						(2,261,953)
Net unrealized appreciation						$4,059,053

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales
Common Stock — 4.5%
Japan — 0.7%
Chofu Seisakusho Co. Ltd.	3,224,200	$65,662,564	$—	$—
Hirose Electric Co. Ltd.^	1,555,415	276,532,947	—	(61,053,991)
T Hasegawa Co. Ltd.	3,002,800	58,518,604	—	—
		400,714,115	—	(61,053,991)

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Affiliated Securities (continued)

Security Description	Shares at April 30, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales
South Korea — 0.0% (a)
Namyang Dairy Products Co. Ltd.	38,332	$9,013,160	$—	$(650,692)
United States — 3.8%
CH Robinson Worldwide, Inc.	7,172,180	634,235,877	—	—
Flowserve Corp.	7,892,216	229,821,330	—	—
Mills Music Trust	31,592	1,168,904	—	—
NOV, Inc. * (b)	24,797,848	199,639,163	15,533,251	—
San Juan Basin Royalty Trust	3,908,035	12,818,355	—	—
Teradata Corp.*	9,658,435	177,425,451	—	—
		1,255,109,080	15,533,251	—
Total Common Stock		1,664,836,355	15,533,251	(61,704,683)
Total		$1,664,836,355	$15,533,251	$(61,704,683)
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2021	Dividend Income
Common Stock — 4.5%
Japan — 0.7%
Chofu Seisakusho Co. Ltd.	$—	$(5,676,674)	$59,985,890	$448,411
Hirose Electric Co. Ltd.^	17,005,952	15,458,693	247,943,601	1,522,498
T Hasegawa Co. Ltd.	—	(2,416,513)	56,102,091	541,169
	17,005,952	7,365,506	364,031,582	2,512,078
South Korea — 0.0% (a)
Namyang Dairy Products Co. Ltd.	274,107	2,468,697	11,105,272	30,572
United States — 3.8%
CH Robinson Worldwide, Inc.	—	62,039,357	696,275,234	7,315,624
Flowserve Corp.	—	83,026,112	312,847,442	3,156,886
Mills Music Trust	—	123,209	1,292,113	49,089
NOV, Inc. * (b)	—	155,555,414	370,727,828	—

First Eagle Funds | Semiannual Report | Apirl 30, 2021

First Eagle Global Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2021	Dividend Income
San Juan Basin Royalty Trust	$—	$5,940,213	$18,758,568	$1,155,414
Teradata Corp.*	—	300,377,328	477,802,779	—
	—	607,061,633	1,877,703,964	11,677,013
Total Common Stock	17,280,059	616,895,836	2,252,840,818	14,219,663
Total	$17,280,059	$616,895,836	$2,252,840,818	$14,219,663

*  Non-income producing security.

^  Represents an unaffiliated issuer as of April 30, 2021.

(a)  Represents less than 0.05% of net assets.

(b)  Formerly known as National Oilwell Varco, Inc.

See Notes to Financial Statements

First Eagle Funds | Semiannual Report | Apirl 30, 2021

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First Eagle Overseas Fund

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. Management's research-driven process focuses on undervalued securities.

Average Annual Returns (%)			One Year	Five Years	Ten Years
First Eagle Overseas Fund	Class A	without sales load	24.37	5.62	4.89
		with sales load	18.15	4.54	4.36
MSCI EAFE Index			39.88	8.87	5.22
Consumer Price Index			4.16	2.22	1.73

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	16.1
Financials	13.1
Industrials	11.7
Commodities	9.8
Materials	8.8
Consumer Discretionary	6.5
Health Care	4.9
Information Technology	4.3
Real Estate	4.1
Energy	2.2
Foreign Government Securities	2.1
Communication Services	1.0
Short-Term Investments	15.4

Countries*~ (%)

Japan	16.7
United States	12.4
United Kingdom	8.8
France	7.0
Canada	5.8
Hong Kong	4.5
South Korea	3.9
Switzerland	3.7
Sweden	3.0
Singapore	2.8
Belgium	2.5
Taiwan	1.9
Mexico	1.9
Brazil	1.8
Germany	1.7
Netherlands	1.3
Chile	1.1
Norway	0.9
Thailand	0.8
Ireland	0.5
China	0.4
Australia	0.4
Malaysia	0.3
Peru	0.3
Turkey	0.1
Indonesia	0.1
Short-Term Investments	15.4
^  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI EAFE Index is an unmanaged total return index, reported in U.S. dollars, based on share prices and reinvested net dividends of companies from 21 developed market countries, excluding the United States and Canada. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption in urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	9.8
Danone SA (Food Products, France)	2.4
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	2.4
British American Tobacco plc (Tobacco, United Kingdom)	2.1
Nutrien Ltd. (Chemicals, Canada)	1.9
Cie Financiere Richemont SA (Registered) (Textiles, Apparel & Luxury Goods, Switzerland)	1.9
FANUC Corp. (Machinery, Japan)	1.9
Unilever plc (Personal Products, United Kingdom)	1.9
Nestle SA (Registered) (Food Products, Switzerland)	1.8
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	1.7
Total	27.8

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 72.8%
Australia — 0.4%
Newcrest Mining Ltd.	2,725,136	55,696,472
Belgium — 2.5%
Groupe Bruxelles Lambert SA	3,253,637	355,795,963
Legris Industries SE*‡ (a)(b)(c)	905,366	18,166,669
		373,962,632
Brazil — 1.9%
Ambev SA, ADR	65,314,679	181,574,808
Cielo SA	5,136,230	3,262,119
Wheaton Precious Metals Corp.	2,256,314	93,230,894
		278,067,821
Canada — 5.8%
Agnico Eagle Mines Ltd.	717,589	44,848,218
Barrick Gold Corp.	3,513,293	74,657,476
Franco-Nevada Corp.	224,985	31,342,132
Imperial Oil Ltd.	8,488,821	245,171,985
Nutrien Ltd.	5,273,695	291,055,227
Power Corp. of Canada	6,484,234	188,858,624
		875,933,662
Chile — 1.2%
Cia Cervecerias Unidas SA, ADR (b)	9,392,572	172,165,845
China — 0.4%
Alibaba Group Holding Ltd., ADR*	260,044	60,057,162
France — 7.0%
Danone SA	5,117,957	361,274,197
Laurent-Perrier (b)	558,938	56,446,590
Legrand SA	851,876	82,921,532
LVMH Moet Hennessy Louis Vuitton SE	30,062	22,647,223
Rexel SA*	4,206,163	82,681,652
Saint Jean Groupe SA*	18,420	604,571
Sanofi	1,976,892	207,262,066
Sodexo SA*	1,804,517	180,538,812
Wendel SE	493,657	65,711,385
		1,060,088,028

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Germany — 1.7%
Brenntag SE	694,013	62,304,842
FUCHS PETROLUB SE (Preference)	1,453,499	77,398,025
Henkel AG & Co. KGaA (Preference)	1,038,687	119,313,673
		259,016,540
Hong Kong — 4.5%
CK Asset Holdings Ltd.	16,771,500	105,000,014
Great Eagle Holdings Ltd.	22,777,700	80,222,375
Guoco Group Ltd.	7,806,340	94,165,499
Hongkong Land Holdings Ltd.	15,371,500	76,015,370
Hysan Development Co. Ltd.	17,500,405	65,881,522
Jardine Matheson Holdings Ltd.	3,892,300	261,364,749
		682,649,529
Ireland — 0.5%
CRH plc	1,586,739	74,869,084
Japan — 16.7%
As One Corp.	709,140	88,542,357
Chofu Seisakusho Co. Ltd. (b)	1,829,100	34,030,206
Daiichikosho Co. Ltd. (b)	2,866,280	106,907,544
FANUC Corp.	1,241,140	285,813,353
Hirose Electric Co. Ltd.	919,830	146,627,082
Hoshizaki Corp.	932,800	82,868,321
Hoya Corp.	558,630	63,496,852
Kansai Paint Co. Ltd.	3,559,930	89,635,540
Keyence Corp.	255,000	122,413,535
Komatsu Ltd.	3,814,300	112,158,058
Mitsubishi Electric Corp.	10,867,500	167,450,257
Mitsubishi Estate Co. Ltd.	13,600,150	223,843,435
MS&AD Insurance Group Holdings, Inc.	2,490,000	70,642,867
Nagaileben Co. Ltd.	1,687,224	39,550,111
Olympus Corp.	840,372	17,296,139
Pilot Corp.	182,800	5,840,290
Secom Co. Ltd.	2,817,400	234,786,424
Shimano, Inc.	710,470	162,452,464
SK Kaken Co. Ltd.	87,561	32,399,246

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Japan — 16.7% (continued)
SMC Corp.	255,490	148,459,364
Sompo Holdings, Inc.	6,347,500	235,905,734
T Hasegawa Co. Ltd.	1,906,436	35,618,438
USS Co. Ltd.	425,500	7,721,055
Yokogawa Electric Corp.	13,600	246,882
		2,514,705,554
Mexico — 1.4%
Fomento Economico Mexicano SAB de CV, ADR	1,956,404	151,621,310
Fresnillo plc	2,382,799	27,095,067
Grupo Mexico SAB de CV, Series B	566,938	2,562,794
Industrias Penoles SAB de CV*	2,246,692	28,932,939
		210,212,110
Netherlands — 1.3%
HAL Trust	608,905	109,030,244
Royal Dutch Shell plc, Class A	4,680,050	89,132,710
		198,162,954
Norway — 0.9%
Orkla ASA	13,260,305	135,163,865
Singapore — 1.9%
ComfortDelGro Corp. Ltd.	20,481,815	26,427,360
Haw Par Corp. Ltd. (b)	19,447,213	192,747,952
United Overseas Bank Ltd.	828,500	16,514,296
UOL Group Ltd.	9,410,800	54,301,973
		289,991,581
South Korea — 3.9%
Fursys, Inc. (b)	872,463	35,640,702
Hyundai Mobis Co. Ltd.	383,757	92,879,908
KT&G Corp.	2,525,785	186,907,997
Lotte Confectionery Co. Ltd.	104,605	12,761,345
Lotte Corp.	772,717	25,359,393
Namyang Dairy Products Co. Ltd.	21,999	6,373,392
Namyang Dairy Products Co. Ltd. (Preference) (b)	27,183	3,704,449
NAVER Corp.	126,327	40,680,080
NongShim Co. Ltd.	203,663	52,116,098

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
South Korea — 3.9% (continued)
Samsung Electronics Co. Ltd. (Preference)	1,863,921	122,374,630
		578,797,994
Sweden — 3.0%
Industrivarden AB, Class C	1,572,517	56,720,998
Investor AB, Class A	1,362,742	115,745,157
Investor AB, Class B	2,096,088	177,929,757
Svenska Handelsbanken AB, Class A	8,041,032	93,117,288
		443,513,200
Switzerland — 3.7%
Cie Financiere Richemont SA (Registered)	2,792,597	286,595,222
Nestle SA (Registered)	2,199,560	262,475,042
		549,070,264
Taiwan — 1.9%
Taiwan Secom Co. Ltd.*	8,545,694	29,168,230
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,219,495	259,103,846
		288,272,076
Thailand — 0.8%
Bangkok Bank PCL, NVDR	21,880,059	85,232,107
Thai Beverage PCL	52,214,985	28,031,794
		113,263,901
Turkey — 0.1%
AG Anadolu Grubu Holding A/S	7,894,093	20,514,128
United Kingdom — 8.8%
Berkeley Group Holdings plc	1,972,051	126,030,974
British American Tobacco plc	8,470,873	314,297,838
Diageo plc	1,711,810	76,845,576
GlaxoSmithKline plc	7,145,873	132,054,062
Great Portland Estates plc, REIT	1,005,391	9,623,481
Hiscox Ltd.*	7,851,225	87,881,480
Linde plc	487,971	139,480,340
Lloyds Banking Group plc	217,111,612	136,146,346
Reckitt Benckiser Group plc	255,346	22,735,413
Unilever plc	4,869,464	284,402,533
		1,329,498,043

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares		Value ($)
United States — 2.5%
Newmont Corp.		2,780,992	173,561,711
Royal Gold, Inc.		407,717	45,607,224
Willis Towers Watson plc		632,084	163,621,264
			382,790,199
Total Common Stocks (Cost $7,157,608,561)			10,946,462,644
	Ounces
Commodities — 9.8%
Gold bullion* (Cost $799,500,107)		836,267	1,478,470,571
	Principal Amount ($)
Foreign Government Securities — 2.0%
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024	IDR	267,431,000,000	20,050,383
Malaysia — 0.3%
Malaysia Government Bond 3.42%, 8/15/2022	MYR	181,499,000	45,104,545
Mexico — 0.5%
Mex Bonos Desarr Fix Rt 6.50%, 6/9/2022	MXN	668,090,000	33,590,511
8.00%, 12/7/2023	MXN	377,210,000	19,872,749
10.00%, 12/5/2024	MXN	366,710,000	20,648,867
			74,112,127
Peru — 0.2%
Republic of Peru 8.20%, 8/12/2026 (d)	PEN	113,725,000	38,044,816
Singapore — 0.9%
Republic of Singapore 2.25%, 6/1/2021	SGD	85,183,000	64,094,486
3.13%, 9/1/2022	SGD	84,179,000	65,546,707
			129,641,193
Total Foreign Government Securities (Cost $307,564,876)			306,953,064

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Number of Warrants	Value ($)
Warrants — 0.0% (e)
Switzerland — 0.0% (e)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)	5,585,194	2,385,136
	Principal Amount ($)
Short-Term Investments — 15.4%
Commercial Paper — 15.3%
American Honda Finance Corp. 0.21%, 5/13/2021 (f)	8,730,000	8,729,653
0.21%, 5/19/2021 (f)	36,910,000	36,907,156
0.20%, 6/10/2021 (f)	16,414,000	16,410,187
0.21%, 6/16/2021 (f)	21,406,000	21,400,243
0.20%, 6/25/2021 (f)	11,790,000	11,786,167
0.22%, 7/7/2021 (f)	8,553,000	8,549,559
0.22%, 7/8/2021 (f)	10,635,000	10,630,658
Apple, Inc. 0.05%, 5/3/2021 (d)(f)	7,733,000	7,732,965
BASF SE 0.17%, 6/8/2021 (d)(f)	24,200,000	24,196,775
0.19%, 6/21/2021 (d)(f)	40,000,000	39,992,085
BNG Bank NV 0.09%, 5/6/2021 (d)(f)	19,716,000	19,715,803
0.08%, 5/7/2021 (d)(f)	18,750,000	18,749,781
0.07%, 5/20/2021 (d)(f)	15,060,000	15,059,389
0.07%, 5/21/2021 (d)(f)	15,060,000	15,059,350
0.07%, 6/3/2021 (d)(f)	12,214,000	12,212,997
0.09%, 6/9/2021 (d)(f)	68,295,000	68,287,639
0.09%, 6/17/2021 (d)(f)	42,813,000	42,806,835
Engie SA 0.19%, 5/5/2021 (f)	26,438,000	26,437,523
0.18%, 5/12/2021 (d)(f)	17,728,000	17,727,196
0.19%, 5/13/2021 (d)(f)	24,404,000	24,402,793
Entergy Corp. 0.10%, 5/3/2021 (d)(f)	1,527,000	1,526,987
Erste Abwicklungsanstalt 0.15%, 5/4/2021 (d)(f)	27,160,000	27,159,819

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 15.3% (continued)
0.13%, 5/18/2021 (d)(f)	15,705,000	15,704,395
0.12%, 6/2/2021 (d)(f)	51,060,000	51,056,115
0.12%, 6/28/2021 (d)(f)	15,060,000	15,057,779
0.12%, 6/29/2021 (d)(f)	15,060,000	15,057,741
0.13%, 7/14/2021 (d)(f)	17,714,000	17,710,494
Export Development Corp. 0.06%, 5/12/2021 (f)	13,095,000	13,094,825
0.05%, 5/17/2021 (f)	3,349,000	3,348,932
0.06%, 6/3/2021 (f)	18,750,000	18,749,097
0.06%, 6/14/2021 (f)	6,454,000	6,453,556
0.06%, 6/15/2021 (f)	13,649,000	13,648,041
FMS Wertmanagement 0.14%, 5/5/2021 (d)(f)	21,770,000	21,769,849
0.14%, 5/6/2021 (d)(f)	10,559,000	10,558,912
0.12%, 5/11/2021 (d)(f)	29,275,000	29,274,553
0.12%, 5/21/2021 (f)	29,012,000	29,011,086
0.15%, 6/2/2021 (d)(f)	12,957,000	12,956,252
0.13%, 7/12/2021 (d)(f)	24,809,000	24,802,812
0.13%, 7/28/2021 (d)(f)	11,108,000	11,104,183
0.14%, 8/10/2021 (d)(f)	13,274,000	13,268,734
General Dynamics Corp. 0.10%, 6/23/2021 (d)(f)	18,697,000	18,693,522
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (f)	5,090,000	5,089,871
Glencore Funding LLC 0.14%, 5/3/2021 (f)	5,090,000	5,089,943
Hitachi International Treasury Ltd. 0.11%, 5/3/2021 (f)	17,407,000	17,406,811
Hydro-Quebec 0.06%, 5/17/2021 (d)(f)	19,678,000	19,677,601
0.05%, 6/14/2021 (d)(f)	21,406,000	21,404,528
0.05%, 6/15/2021 (d)(f)	11,654,000	11,653,181
Kreditanstalt fuer Wiederaufbau 0.12%, 5/5/2021 (d)(f)	43,540,000	43,539,698
0.11%, 5/12/2021 (d)(f)	6,460,000	6,459,879
0.07%, 5/13/2021 (d)(f)	20,000,000	19,999,589

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 15.3% (continued)
0.09%, 5/14/2021 (d)(f)	40,201,000	40,200,078
0.07%, 6/1/2021 (d)(f)	26,263,000	26,261,109
0.05%, 6/3/2021 (d)(f)	10,616,000	10,615,168
0.07%, 6/4/2021 (d)(f)	19,750,000	19,748,406
0.07%, 6/24/2021 (d)(f)	20,419,000	20,415,974
0.07%, 7/1/2021 (d)(f)	30,022,000	30,016,778
LVMH Moet Hennessy Louis Vuitton SE 0.12%, 5/10/2021 (d)(f)	11,347,000	11,346,811
LVMH Moet Hennessy Louis Vuitton, Inc. 0.15%, 5/4/2021 (d)(f)	10,281,000	10,280,936
MetLife Short Term Funding LLC 0.09%, 6/7/2021 (d)(f)	5,095,000	5,094,597
0.07%, 6/11/2021 (d)(f)	18,298,000	18,296,335
Mitsubishi International Corp. 0.16%, 5/3/2021 (d)(f)	12,001,000	12,000,900
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (f)	7,635,000	7,634,917
Nederlandse Waterschapsbank NV 0.11%, 5/28/2021 (f)	14,837,000	14,835,950
0.13%, 7/12/2021 (d)(f)	27,298,000	27,290,859
0.13%, 7/14/2021 (d)(f)	29,535,000	29,527,001
0.12%, 7/19/2021 (d)(f)	11,810,000	11,806,509
0.11%, 7/27/2021 (d)(f)	17,972,000	17,965,894
Nestle Capital Corp. 0.06%, 5/10/2021 (f)	12,957,000	12,956,914
0.04%, 6/9/2021 (f)	18,750,000	18,749,104
0.04%, 6/23/2021 (d)(f)	11,674,000	11,673,264
0.06%, 7/13/2021 (d)(f)	27,318,000	27,315,473
Nordea Bank Abp 0.12%, 7/27/2021 (d)(f)	27,866,000	27,857,962
Novartis Finance Corp. 0.06%, 7/6/2021 (f)	28,070,000	28,066,343
Novartis Securities Investment Ltd. 0.07%, 6/22/2021 (d)(f)	26,183,000	26,180,764
0.07%, 6/23/2021 (d)(f)	8,220,000	8,219,285
NRW Bank 0.12%, 5/18/2021 (d)(f)	2,383,000	2,382,929

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 15.3% (continued)
0.11%, 5/21/2021 (d)(f)	8,730,000	8,729,694
0.12%, 5/25/2021 (d)(f)	5,837,000	5,836,720
0.09%, 6/16/2021 (d)(f)	30,777,000	30,773,263
0.10%, 6/18/2021 (f)	22,216,000	22,213,127
0.11%, 7/6/2021 (d)(f)	68,295,000	68,280,765
0.12%, 7/9/2021 (d)(f)	39,380,000	39,371,347
0.12%, 7/21/2021 (d)(f)	24,140,000	24,133,567
Philip Morris International, Inc. 0.03%, 5/6/2021 (d)(f)	17,346,000	17,345,830
Province of Quebec Canada 0.02%, 7/20/2021 (d)(f)	12,330,000	12,329,112
0.03%, 7/29/2021 (d)(f)	26,019,000	26,017,699
PSP Capital, Inc. 0.10%, 5/7/2021 (d)(f)	42,500,000	42,499,669
0.07%, 5/19/2021 (d)(f)	11,810,000	11,809,670
0.11%, 6/1/2021 (d)(f)	14,531,000	14,530,199
0.09%, 6/4/2021 (d)(f)	30,588,000	30,586,067
0.07%, 6/11/2021 (d)(f)	21,406,000	21,404,202
QUALCOMM, Inc. 0.12%, 5/11/2021 (d)(f)	8,966,000	8,965,822
Reckitt Benckiser Treasury Services plc 0.20%, 5/12/2021 (d)(f)	12,500,000	12,499,308
Roche Holdings, Inc. 0.05%, 6/18/2021 (d)(f)	10,919,000	10,918,123
0.04%, 6/25/2021 (d)(f)	6,665,000	6,664,316
Sanofi 0.04%, 6/18/2021 (d)(f)	22,785,000	22,783,263
0.05%, 6/25/2021 (d)(f)	17,106,000	17,104,430
0.06%, 6/30/2021 (d)(f)	18,750,000	18,748,094
Total Capital Canada Ltd. 0.15%, 5/3/2021 (d)(f)	69,180,000	69,179,689
0.13%, 5/7/2021 (f)	24,133,000	24,132,718
0.14%, 5/10/2021 (d)(f)	21,526,000	21,525,665
0.13%, 5/17/2021 (d)(f)	27,058,000	27,057,349
0.13%, 6/8/2021 (f)	6,458,000	6,457,517
0.14%, 7/7/2021 (d)(f)	41,141,000	41,133,773

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 15.3% (continued)
0.11%, 7/26/2021 (d)(f)	17,726,000	17,721,759
Unilever Capital Corp. 0.06%, 5/12/2021 (d)(f)	9,229,000	9,228,831
0.07%, 5/20/2021 (d)(f)	15,542,000	15,541,629
0.07%, 5/25/2021 (d)(f)	29,062,000	29,061,233
0.07%, 5/26/2021 (f)	29,062,000	29,061,244
0.05%, 6/15/2021 (d)(f)	27,318,000	27,316,359
0.05%, 6/22/2021 (d)(f)	10,754,000	10,752,987
UnitedHealth Group, Inc. 0.14%, 6/1/2021 (f)	4,714,000	4,713,485
0.14%, 6/7/2021 (f)	11,108,000	11,106,440
0.14%, 6/14/2021 (f)	22,446,000	22,441,932
Walgreens Boots Alliance, Inc. 0.30%, 5/6/2021 (d)(f)	11,569,000	11,568,653
Total Commercial Paper (Cost $2,295,395,526)		2,295,409,349
U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills 0.09%, 5/20/2021 (f)	10,000,000	9,999,953
0.03%, 6/17/2021 (f)	10,000,000	9,999,843
Total U.S. Treasury Obligations (Cost $19,999,160)		19,999,796
	Shares
Investment Companies — 0.0% (e)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (g) (Cost $18,251)	18,251	18,251
Total Short-Term Investments (Cost $2,315,412,937)		2,315,427,396
Total Investments — 100.0% (Cost $10,580,086,481)		15,049,698,811
Other Assets Less Liabilities — 0.0%		866,414
Net Assets — 100.0%		15,050,565,225

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $18,166,669, which represents approximately 0.12% of net assets of the Fund.

(b)  Affiliated company as defined under the Investment Company Act of 1940.

(c)  Represents a security that is subject to legal or contractual restrictions on resale.

(d)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $1,878,341,165, which represents approximately 12.47% of net assets of the Fund.

(e)  Represents less than 0.05% of net assets.

(f)  The rate shown was the current yield as of April 30, 2021.

(g)  Represents 7-day effective yield as of April 30, 2021.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,709,589,791
Aggregate gross unrealized depreciation	(237,826,470)
Net unrealized appreciation	$4,471,763,321
Federal income tax cost	$10,580,086,481

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$20.07

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2021

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	93,662,715	EUR	76,883,000	Goldman Sachs	5/19/2021	$1,202,583
USD	50,008,070	GBP	36,103,000	Goldman Sachs	5/19/2021	146,421
USD	5,781,847	EUR	4,699,000	JPMorgan Chase Bank	6/16/2021	127,354
USD	48,952,385	EUR	40,118,000	JPMorgan Chase Bank	6/16/2021	676,804
USD	64,007,460	EUR	52,623,000	JPMorgan Chase Bank	7/14/2021	645,474
USD	60,442,733	EUR	49,641,000	HSBC Bank plc	8/18/2021	628,008

Total unrealized appreciation	3,426,644

USD	92,740,040	EUR	77,820,000	UBS AG	9/15/2021	(1,085,511)
USD	51,878,135	GBP	37,688,000	UBS AG	9/15/2021	(190,141)

Total unrealized depreciation	(1,275,652)
Net unrealized appreciation	$2,150,992

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

IDR  — Indonesian Rupiah

MXN  — Mexican Peso

MYR  — Malaysia Ringgit

NVDR  — Non-Voting Depositary Receipt

PEN  — Peruvian Sol

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

SGD  — Singapore Dollar

USD  — United States Dollar

Affiliated Securities

Security Description	Shares at April 30, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales
Common Stock — 4.2%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	905,366	$8,129,690	$—	$—
Chile — 1.1%
Cia Cervecerias Unidas SA	9,392,572	101,064,075	—	—
France — 0.4%
Laurent-Perrier	558,938	45,954,829	—	—
Japan — 0.9%
Chofu Seisakusho Co. Ltd.	1,829,100	37,250,603	—	—
Daiichikosho Co. Ltd.	2,866,280	91,899,275	5,851,903	—
		129,149,878	5,851,903	—
Singapore — 1.3%
Haw Par Corp. Ltd.	19,447,213	133,533,111	—	—
South Korea — 0.3%
Fursys, Inc.	872,463	22,683,276	—	—
Namyang Dairy Products Co. Ltd. (Preference)	27,183	3,228,542	—	—
		25,911,818	—	—
Total Common Stocks		443,743,401	5,851,903	—
Total		$443,743,401	$5,851,903	$—

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Overseas Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Affiliated Securities (continued)

Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2021	Dividend Income
Common Stock — 4.2%
Belgium — 0.1%
Legris Industries SE*‡ (a)(b)	$—	$10,036,979	$18,166,669	$—
Chile — 1.1%
Cia Cervecerias Unidas SA	—	71,101,770	172,165,845	3,705,839
France — 0.4%
Laurent-Perrier	—	10,491,761	56,446,590	—
Japan — 0.9%
Chofu Seisakusho Co. Ltd.	—	(3,220,397)	34,030,206	254,385
Daiichikosho Co. Ltd.	—	9,156,366	106,907,544	1,332,670
	—	5,935,969	140,937,750	1,587,055
Singapore — 1.3%
Haw Par Corp. Ltd.	—	59,214,841	192,747,952	2,192,059
South Korea — 0.3%
Fursys, Inc.	—	12,957,426	35,640,702	667,008
Namyang Dairy Products Co. Ltd. (Preference)	—	475,907	3,704,449	21,821
	—	13,433,333	39,345,151	688,829
Total Common Stocks	—	170,214,653	619,809,957	8,173,782
Total	$—	$170,214,653	$619,809,957	$8,173,782

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $18,166,669, which represents approximately 0.12% of net assets of the Fund.

(b)  Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

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First Eagle U.S. Value Fund

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. Management utilizes a highly disciplined, bottom-up, value-oriented approach in seeking to achieve its investment objective.

Average Annual Returns^ (%)			One Year	Five Years	Ten Years
First Eagle U.S. Value Fund	Class A	without sales charge	37.39	10.17	8.50
		with sales charge	30.56	9.04	7.94
S&P 500 Index			45.98	17.42	14.17
Consumer Price Index			4.16	2.22	1.73

Asset Allocation* (%)

Sectors* (%)

Financials	15.4
Information Technology	14.1
Commodities	10.0
Communication Services	9.8
Industrials	9.0
Energy	7.1
Health Care	6.9
Consumer Staples	6.8
Materials	5.7
Real Estate	3.4
Consumer Discretionary	1.5
Utilities	0.8
Short-Term Investments	9.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Less than 0.05%.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	10.0
Oracle Corp. (Software, United States)	4.7
Comcast Corp. (Media, United States)	4.1
Philip Morris International, Inc. (Tobacco, United States)	3.2
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	3.1
Facebook, Inc. (Interactive Media & Services, United States)	3.0
Colgate-Palmolive Co. (Household Products, United States)	3.0
Bank of New York Mellon Corp. (The) (Capital Markets, United States)	2.5
CH Robinson Worldwide, Inc. (Air Freight & Logistics, United States)	2.4
Microsoft Corp. (Software, United States)	2.2
Total	38.2

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 79.2%
Aerospace & Defense — 0.2%
General Dynamics Corp.	12,035	2,289,418
Air Freight & Logistics — 3.2%
CH Robinson Worldwide, Inc.	326,601	31,706,425
Expeditors International of Washington, Inc.	89,172	9,796,436
		41,502,861
Banks — 3.3%
Truist Financial Corp.	195,626	11,602,578
US Bancorp	345,798	20,523,111
Wells Fargo & Co.	247,457	11,147,938
		43,273,627
Capital Markets — 3.5%
Bank of New York Mellon Corp. (The)	662,458	33,043,405
Charles Schwab Corp. (The)	186,176	13,106,790
		46,150,195
Chemicals — 2.6%
Linde plc (United Kingdom)	40,456	11,563,943
Nutrien Ltd. (Canada)	291,774	16,103,007
PPG Industries, Inc.	36,734	6,290,330
Scotts Miracle-Gro Co. (The)	2,417	558,714
		34,515,994
Consumer Finance — 1.7%
American Express Co.	143,823	22,055,257
Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class A*	38	15,675,000
Electronic Equipment, Instruments & Components — 1.0%
IPG Photonics Corp.*	57,728	12,533,326
Energy Equipment & Services — 2.6%
NOV, Inc.*	998,989	14,934,885
Schlumberger NV	719,018	19,449,437
		34,384,322
Equity Real Estate Investment Trusts (REITs) — 3.4%
Boston Properties, Inc.	64,068	7,005,836
Douglas Emmett, Inc.	180,342	6,048,671

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) — 3.4% (continued)
Equity Residential	161,312	11,974,190
Weyerhaeuser Co.	505,903	19,613,859
		44,642,556
Food Products — 0.7%
Kraft Heinz Co. (The)	206,681	8,533,858
Gas Utilities — 0.8%
UGI Corp.	242,612	10,604,571
Health Care Equipment & Supplies — 2.0%
Becton Dickinson and Co.	32,518	8,090,804
DENTSPLY SIRONA, Inc.	273,830	18,486,263
		26,577,067
Health Care Providers & Services — 4.8%
Anthem, Inc.	64,857	24,606,097
HCA Healthcare, Inc.	98,362	19,776,664
Universal Health Services, Inc., Class B	123,366	18,308,748
		62,691,509
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.*	8,032	19,807,555
Household Products — 3.0%
Colgate-Palmolive Co.	479,090	38,662,563
Insurance — 5.7%
Alleghany Corp.*	19,289	13,096,652
Brown & Brown, Inc.	396,625	21,092,518
Travelers Cos., Inc. (The)	113,399	17,538,289
W R Berkley Corp.	181,882	14,499,633
Willis Towers Watson plc	30,394	7,867,791
		74,094,883
Interactive Media & Services — 5.7%
Alphabet, Inc., Class A*	7,298	17,175,843
Alphabet, Inc., Class C*	7,454	17,965,035
Facebook, Inc., Class A*	120,766	39,258,611
		74,399,489

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Machinery — 4.1%
Cummins, Inc.	70,664	17,810,155
Deere & Co.	57,113	21,180,356
Flowserve Corp.	378,708	15,011,985
		54,002,496
Media — 4.1%
Comcast Corp., Class A	955,308	53,640,544
Metals & Mining — 3.1%
Agnico Eagle Mines Ltd. (Canada)	82,024	5,126,375
Barrick Gold Corp. (Canada)	311,133	6,611,576
Franco-Nevada Corp. (Canada)	21,527	2,998,876
Newcrest Mining Ltd. (Australia)	236,346	4,830,452
Newmont Corp.	261,386	16,313,100
Royal Gold, Inc.	38,764	4,336,141
		40,216,520
Oil, Gas & Consumable Fuels — 3.1%
Exxon Mobil Corp.	710,372	40,661,693
Road & Rail — 1.5%
Union Pacific Corp.	89,296	19,831,749
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	143,380	21,960,081
Texas Instruments, Inc.	128,555	23,205,463
		45,165,544
Software — 9.7%
Microsoft Corp.	115,611	29,154,782
Oracle Corp.	804,990	61,010,192
salesforce.com, Inc.*	58,794	13,541,434
Teradata Corp.*	463,744	22,941,416
		126,647,824
Tobacco — 3.2%
Philip Morris International, Inc.	435,178	41,341,910
Total Common Stocks (Cost $559,507,136)		1,033,902,331

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Ounces	Value ($)
Commodities — 10.0%
Gold bullion (Cost $79,442,806)*	73,531	129,998,225
	Shares
Master Limited Partnerships — 1.4%
Oil, Gas & Consumable Fuels — 1.4%
Enterprise Products Partners LP	526,087	12,105,262
Magellan Midstream Partners LP	130,508	6,103,859
Total Master Limited Partnerships (Cost $15,806,262)		18,209,121
	Principal Amount ($)
Corporate Bonds — 0.0% (a)
Health Care Equipment & Supplies — 0.0% (a)
Bausch & Lomb, Inc. 7.13%, 8/1/2028‡ (Cost $550,142)	600,000	621,750
Short-Term Investments — 9.5%
Commercial Paper — 4.9%
Entergy Corp. 0.10%, 5/3/2021 (b)(c)	1,506,000	1,505,987
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (c)	5,021,000	5,020,873
Glencore Funding LLC (Australia) 0.14%, 5/3/2021 (c)	5,021,000	5,020,944
Hitachi International Treasury Ltd. (Japan) 0.11%, 5/3/2021 (c)	17,171,000	17,170,814
Kreditanstalt fuer Wiederaufbau (Germany) 0.07%, 6/24/2021 (b)(c)	2,304,000	2,303,658
Merck & Co., Inc. 0.06%, 5/27/2021 (c)	4,118,000	4,117,846
0.06%, 5/28/2021 (c)	1,765,000	1,764,931
MetLife Short Term Funding LLC 0.07%, 5/7/2021 (b)(c)	1,765,000	1,764,979
0.10%, 6/1/2021 (b)(c)	10,000,000	9,999,369
0.07%, 6/11/2021 (b)(c)	3,456,000	3,455,686

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.9% (continued)
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (c)	7,531,000	7,530,918
UnitedHealth Group, Inc. 0.14%, 6/14/2021 (c)	4,239,000	4,238,232
Total Commercial Paper (Cost $63,894,329)		63,894,237
	Shares
Investment Companies — 0.0% (a)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03% (d) (Cost $17,801)	17,801	17,801
	Principal Amount ($)
U.S. Treasury Obligations — 4.6%
U.S. Treasury Bills 0.07%, 5/20/2021 (c)	15,000,000	14,999,929
0.03%, 6/17/2021 (c)	20,000,000	19,999,687
0.01%, 7/15/2021 (c)	25,000,000	24,999,303
Total U.S. Treasury Obligations (Cost $59,997,881)		59,998,919
Total Short-Term Investments (Cost $123,910,011)		123,910,957
Total Investments — 100.1% (Cost $779,216,357)		1,306,642,384
Liabilities in Excess of Other Assets — (0.1%)		(1,041,050)
Net Assets — 100.0%		1,305,601,334

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Represents less than 0.05% of net assets.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $19,029,679, which represents approximately 1.46% of net assets of the Fund.

(c)  The rate shown was the current yield as of April 30, 2021.

(d)  Represents 7-day effective yield as of April 30, 2021.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle U.S. Value Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$559,812,065
Aggregate gross unrealized depreciation	(32,386,038)
Net unrealized appreciation	$527,426,027
Federal income tax cost	$779,216,357

See Notes to Financial Statements

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Gold Fund

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle Gold Fund is a non-diversified fund that seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. In seeking to achieve its objective, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in gold, and/or securities directly related to gold or issuers principally engaged in the gold industry.

Average Annual Returns (%)			One Year	Five Years	Ten Years
First Eagle Gold Fund	Class A	without sales load	6.92	5.97	-3.37
		with sales load	1.57	4.89	-3.86
FTSE Gold Mines Index			-1.70	5.20	-5.80
MSCI World Index			45.33	14.03	9.92
Consumer Price Index			4.16	2.22	1.73

Asset Allocation* (%)

Sectors* (%)

Materials	65.5
Commodities	24.6
Short-Term Investments	9.9

Countries*~ (%)

United States	40.3
Canada	36.1
Brazil	5.9
Australia	3.6
Mexico	3.0
Tanzania, United Republic of	1.2
Short-Term Investments	9.9

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Gold Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with dividends reinvested. The FTSE Gold Mines Index is designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. The FTSE Gold Mines Index encompasses all gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold. The index is unmanaged and includes dividends reinvested. One cannot invest directly in an index. The Consumer Price Index (CPI) represents the change in price of all goods and services purchased for consumption by urban households.

Top 10 Holdings* (%)

Gold bullion** (Precious Metal)	21.3
Newmont Corp. (Metals & Mining, United States)	10.9
Barrick Gold Corp. (Metals & Mining, Canada)	6.4
Wheaton Precious Metals Corp. (Metals & Mining, Brazil)	5.8
Royal Gold, Inc. (Metals & Mining, United States)	4.7
Novagold Resources, Inc. (Metals & Mining, Canada)	4.4
Kirkland Lake Gold Ltd. (Metals & Mining, Canada)	4.4
Dundee Precious Metals, Inc. (Metals & Mining, Canada)	4.0
B2Gold Corp. (Metals & Mining, Canada)	3.7
Newcrest Mining Ltd. (Metals & Mining, Australia)	3.6
Total	69.2

*  Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

**The Fund invests in gold and precious metals through investment in a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). Gold Bullion and commodities include the Fund's investment in the Subsidiary.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 64.9%
Australia — 3.6%
Newcrest Mining Ltd.	4,036,076	82,489,532
Brazil — 5.8%
Wheaton Precious Metals Corp.	3,230,739	133,494,135
Canada — 35.7%
Agnico Eagle Mines Ltd.	1,068,425	66,774,933
Alamos Gold, Inc., Class A	9,110,996	73,012,497
B2Gold Corp.	17,612,461	84,827,539
Barrick Gold Corp.	6,871,570	146,020,863
Dundee Precious Metals, Inc. (a)	12,549,706	90,359,108
Franco-Nevada Corp.	427,322	59,529,224
Kinross Gold Corp.	2,275,478	16,019,365
Kirkland Lake Gold Ltd.	2,681,741	99,642,120
MAG Silver Corp.*	3,280,988	56,482,696
Novagold Resources, Inc.*	11,267,639	101,296,075
Orla Mining Ltd.*	5,510,928	19,862,027
Orla Mining Ltd.*	222,366	985,081
		814,811,528
Mexico — 3.0%
Fresnillo plc	4,409,090	50,136,243
Industrias Penoles SAB de CV*	1,403,600	18,075,585
		68,211,828
Tanzania, United Republic of — 1.2%
AngloGold Ashanti Ltd., ADR	1,286,240	26,470,819
United States — 15.6%
Newmont Corp.	3,988,123	248,898,757
Royal Gold, Inc.	955,142	106,842,184
		355,740,941
Total Common Stocks (Cost $891,703,138)		1,481,218,783
	Ounces
Commodities — 24.4%
Gold bullion*	275,076	486,317,831
Silver bullion*	2,776,530	71,845,772
Total Commodities (Cost $403,682,164)		558,163,603

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Number of Rights	Value ($)
Rights — 0.3%
Canada — 0.3%
Pan American Silver Corp., CVR, expiring 2/22/2029* (Cost $45,973,715)	6,835,667	6,015,387
	Principal Amount ($)
Short-Term Investments — 9.9%
Commercial Paper — 9.9%
American Honda Finance Corp. 0.21%, 5/13/2021 (b)	14,134,000	14,133,439
Entergy Corp. 0.10%, 5/3/2021 (b)(c)	2,960,000	2,959,974
Export Development Corp. 0.06%, 5/12/2021 (b)	21,200,000	21,199,717
0.06%, 6/15/2021 (b)	4,545,000	4,544,681
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (b)	9,866,000	9,865,750
Glencore Funding LLC 0.14%, 5/3/2021 (b)	9,866,000	9,865,890
Hitachi International Treasury Ltd. 0.11%, 5/3/2021 (b)	33,743,000	33,742,635
Kreditanstalt fuer Wiederaufbau 0.11%, 5/12/2021 (b)(c)	10,459,000	10,458,804
0.07%, 6/24/2021 (b)(c)	8,916,000	8,914,679
Linde, Inc. 0.05%, 6/10/2021 (b)	14,291,000	14,289,795
MetLife Short Term Funding LLC 0.08%, 6/7/2021 (b)(c)	10,424,000	10,423,175
0.07%, 6/11/2021 (b)(c)	13,374,000	13,372,783
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (b)	14,799,000	14,798,840
Nederlandse Waterschapsbank NV 0.13%, 7/12/2021 (b)(c)	9,091,000	9,088,622
Novartis Securities Investment Ltd. 0.07%, 6/22/2021 (b)(c)	13,230,000	13,228,870
NRW Bank 0.11%, 5/21/2021 (b)(c)	14,134,000	14,133,505
Roche Holdings, Inc. 0.05%, 6/18/2021 (b)(c)	3,636,000	3,635,708

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 9.9% (continued)
UnitedHealth Group, Inc. 0.14%, 6/14/2021 (b)	16,405,000	16,402,027
Total Commercial Paper (Cost $225,059,061)		225,058,894
	Shares
Investment Companies — 0.0% (d)
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (e) (Cost $7,016)	7,016	7,016
Total Short-Term Investments (Cost $225,066,077)		225,065,910
Total Investments — 99.5% (Cost $1,566,425,094)		2,270,463,683
Other assets less liabilities — 0.5%		11,268,274
Net Assets — 100.0%		2,281,731,957

*  Non-income producing security.

(a)  Affiliated company as defined under the Investment Company Act of 1940.

(b)  The rate shown was the current yield as of April 30, 2021.

(c)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $86,216,120, which represents approximately 3.78% of net assets of the Fund

(d)  Represents less than 0.05% of net assets.

(e)  Represents 7-day effective yield as of April 30, 2021.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$744,004,798
Aggregate gross unrealized depreciation	(39,966,209)
Net unrealized appreciation	$704,038,589
Federal income tax cost	$1,566,425,094

Abbreviations

ADR  — American Depositary Receipt

CVR  — Contingent Value Rights

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Gold Fund | Consolidated Schedule of Investments | April 30, 2021 (unaudited)

Affiliated Securities

Security Description	Shares at April 30, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales
Common Stock — 4.0%
Canada — 4.0%
Dundee Precious Metals, Inc.	12,549,706	$75,809,420	$6,947,418	$—
Total Common Stock		75,809,420	6,947,418	—
Total		$75,809,420	$6,947,418	$—
Security Description	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value April 30, 2021	Dividend Income
Common Stock — 4.0%
Canada — 4.0%
Dundee Precious Metals, Inc.	$—	$7,602,270	$90,359,108	$613,713
Total Common Stock	—	7,602,270	90,359,108	613,713
Total	$—	$7,602,270	$90,359,108	$613,713

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. Fundamental research drives the identification of income-producing investment opportunities across all market environments.

Average Annual Returns^ (%)			One Year	Five Years	Since Inception (5/1/2012)
First Eagle Global Income Builder	Class A	without sales load	23.63	6.88	6.41
		with sales load	17.49	5.79	5.81
Composite Index			25.45	9.87	8.37
MSCI World Index			45.33	14.03	11.63
Bloomberg Barclays U.S. Aggregate Bond Index			-0.27	3.19	2.93

Asset Allocation* (%)

Sectors* (%)
Consumer Staples	21.9
Financials	15.7
Industrials	10.0
Commodities	7.6
Energy	6.9
U.S. Treasury Obligations	6.3
Real Estate	5.6
Materials	4.8
Information Technology	4.7
Consumer Discretionary	4.6
Health Care	4.6
Communication Services	0.9
Utilities	0.5
Foreign Government Securities	0.4
Investment Funds	0.0	†
Short-Term Investments	5.5

Countries*~ (%)

United States	47.7
United Kingdom	9.5
Hong Kong	5.2
France	4.5
Switzerland	3.7
Canada	3.7
Japan	2.8
Belgium	2.3
Mexico	2.2
Sweden	2.1
South Korea	2.0
Germany	1.9
Chile	1.4
Brazil	1.1
Norway	1.1
Netherlands	0.9
Thailand	0.8
Singapore	0.4
Turkey	0.3
Taiwan	0.3
Spain	0.2
Australia	0.2
Indonesia	0.1
Poland	0.1
Short-Term Investments	5.5

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

†  Less than 0.05%.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~  Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The average annual returns for Class A shares give effect to the deduction of the maximum sales charge of 5.00%.

The composite index consists of 60% of the MSCI World Index and 40% of the Bloomberg Barclays U.S. Aggregate Bond Index. The MSCI World Index is a widely followed, unmanaged group of stocks from 23 developed market countries. The index provides total returns in U.S. dollars with net dividends reinvested. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS and CMBS. One cannot invest directly in an index.

Top 10 Holdings* (%)

Gold bullion (Precious Metal)	7.7
Jardine Matheson Holdings Ltd. (Industrial Conglomerates, Hong Kong)	2.5
Exxon Mobil Corp. (Oil, Gas & Consumable Fuels, United States)	2.4
Unilever plc (Personal Products, United Kingdom)	2.3
Nestle SA (Registered) (Food Products, Switzerland)	2.3
Groupe Bruxelles Lambert SA (Diversified Financial Services, Belgium)	2.3
Danone SA (Food Products, France)	2.1
British American Tobacco plc (Tobacco, United Kingdom)	2.1
Philip Morris International, Inc. (Tobacco, United States)	1.9
Colgate-Palmolive Co. (Household Products, United States)	1.5
Total	27.1

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded.

Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 63.0%
Belgium — 2.3%
Groupe Bruxelles Lambert SA	277,053	30,296,662
Brazil — 1.1%
Ambev SA, ADR	3,604,077	10,019,334
Cielo SA	371,809	236,143
Wheaton Precious Metals Corp. (a)	111,232	4,596,106
		14,851,583
Canada — 3.6%
Agnico Eagle Mines Ltd.	51,582	3,223,796
Franco-Nevada Corp.	38,495	5,362,648
Imperial Oil Ltd.	287,984	8,317,481
Nutrien Ltd. (a)	187,543	10,350,498
Power Corp. of Canada	692,979	20,183,581
		47,438,004
Chile — 1.4%
Cia Cervecerias Unidas SA, ADR	988,140	18,112,606
Quinenco SA	200,388	414,462
		18,527,068
France — 4.5%
Danone SA	394,081	27,817,994
Sanofi	151,208	15,853,007
Sodexo SA*	147,121	14,719,202
Wendel SE	15,480	2,060,565
		60,450,768
Germany — 1.5%
Brenntag SE	28,969	2,600,684
FUCHS PETROLUB SE (Preference)	155,774	8,294,880
Henkel AG & Co. KGaA (Preference)	74,528	8,561,010
		19,456,574

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Hong Kong — 5.2%
CK Asset Holdings Ltd.	2,196,000	13,748,325
Great Eagle Holdings Ltd.	1,749,774	6,162,652
Guoco Group Ltd.	184,700	2,227,980
Hongkong Land Holdings Ltd.	1,344,900	6,650,819
Hysan Development Co. Ltd.	1,193,083	4,491,446
Jardine Matheson Holdings Ltd.	505,700	33,957,340
Mandarin Oriental International Ltd.*	1,433,700	2,790,283
		70,028,845
Japan — 2.8%
FANUC Corp.	20,800	4,789,885
Komatsu Ltd.	101,500	2,984,570
Mitsubishi Electric Corp.	413,000	6,363,649
MS&AD Insurance Group Holdings, Inc.	24,300	689,406
Secom Co. Ltd.	186,500	15,541,871
Sompo Holdings, Inc.	162,600	6,043,052
USS Co. Ltd.	30,700	557,077
Yokogawa Electric Corp.	1,500	27,230
		36,996,740
Mexico — 1.4%
Coca-Cola Femsa SAB de CV, ADR	131,005	6,153,305
Fomento Economico Mexicano SAB de CV, ADR	109,992	8,524,380
Fresnillo plc	334,047	3,798,485
Grupo Mexico SAB de CV, Series B	37,296	168,593
		18,644,763
Netherlands — 0.5%
HAL Trust	38,287	6,855,652
Norway — 1.0%
Orkla ASA	1,384,485	14,112,220
Singapore — 0.4%
ComfortDelGro Corp. Ltd.	1,015,700	1,310,542
UOL Group Ltd.	666,500	3,845,822
		5,156,364

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
South Korea — 2.0%
KT&G Corp.	277,804	20,557,486
Samsung Electronics Co. Ltd. (Preference)	91,052	5,977,965
		26,535,451
Spain — 0.2%
Zardoya Otis SA	466,424	2,954,427
Sweden — 2.1%
Industrivarden AB, Class C	189,168	6,823,327
Investor AB, Class A	160,579	13,638,856
Svenska Handelsbanken AB, Class A	630,573	7,302,203
		27,764,386
Switzerland — 3.7%
Cie Financiere Richemont SA (Registered)	186,050	19,093,712
Nestle SA (Registered)	256,690	30,630,998
		49,724,710
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (a)	35,510	4,145,437
Thailand — 0.8%
Bangkok Bank PCL, NVDR	1,644,800	6,407,193
Thai Beverage PCL	7,735,100	4,152,615
		10,559,808
Turkey — 0.3%
Coca-Cola Icecek A/S	466,883	4,437,278
United Kingdom — 8.5%
Berkeley Group Holdings plc	157,614	10,072,886
British American Tobacco plc	745,163	27,648,050
Diageo plc	109,223	4,903,175
GlaxoSmithKline plc	739,627	13,668,134
Great Portland Estates plc, REIT	94,696	906,419
Hiscox Ltd.*	526,234	5,890,319
Linde plc (a)	21,286	6,084,390
Linde plc	19,984	5,712,174
Lloyds Banking Group plc	9,349,373	5,862,805
Reckitt Benckiser Group plc	15,472	1,377,591
Unilever plc	526,657	30,759,563
		112,885,506

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
United States — 19.4%
American Express Co. (a)	23,781	3,646,816
Analog Devices, Inc. (a)	16,314	2,498,652
Anthem, Inc. (a)	27,144	10,298,162
Bank of New York Mellon Corp. (The) (a)	283,179	14,124,969
Becton Dickinson and Co.	22,311	5,551,200
Boston Properties, Inc., REIT (a)	58,543	6,401,677
CH Robinson Worldwide, Inc. (a)	115,489	11,211,672
Colgate-Palmolive Co. (a)	255,488	20,617,882
Cummins, Inc. (a)	9,924	2,501,245
Deere & Co.	19	7,046
Douglas Emmett, Inc., REIT	204,706	6,865,839
Equity Residential, REIT (a)	136,568	10,137,443
Exxon Mobil Corp. (a)	565,703	32,380,840
General Dynamics Corp. (a)	7,297	1,388,108
HCA Healthcare, Inc. (a)	35,562	7,150,096
Kraft Heinz Co. (The) (a)	148,824	6,144,943
Microsoft Corp. (a)	21,517	5,426,157
Oracle Corp. (a)	183,344	13,895,642
Philip Morris International, Inc. (a)	273,801	26,011,095
PPG Industries, Inc. (a)	13,417	2,297,527
Royal Gold, Inc. (a)	48,119	5,382,591
Schlumberger NV (a)	371,173	10,040,230
Texas Instruments, Inc. (a)	62,488	11,279,709
Travelers Cos., Inc. (The) (a)	39,804	6,156,087
Truist Financial Corp.	797	47,270
UGI Corp. (a)	152,737	6,676,134
Union Pacific Corp. (a)	11,663	2,590,236
US Bancorp (a)	116,912	6,938,727
Wells Fargo & Co. (a)	312,627	14,083,846
Weyerhaeuser Co., REIT (a)	165,431	6,413,760
		258,165,601
Total Common Stocks (Cost $695,350,887)		839,987,847
First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 12.4%
Australia — 0.2%
Nufarm Australia Ltd. 5.75%, 4/30/2026 (b)	2,633,000	2,702,985
Canada — 0.1%
Open Text Corp. 3.88%, 2/15/2028 (b)	1,106,000	1,119,825
Open Text Holdings, Inc. 4.13%, 2/15/2030 (b)	774,000	782,692
		1,902,517
Germany — 0.4%
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (b)(c)	3,879,000	3,978,303
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (b)(c)	1,336,632	1,407,139
		5,385,442
Mexico — 0.6%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (b)	8,252,000	7,766,906
Netherlands — 0.4%
NXP BV 4.63%, 6/1/2023 (b)	4,400,000	4,750,097
Poland — 0.1%
CANPACK SA 3.13%, 11/1/2025 (b)	420,000	426,563
2.38%, 11/1/2027‡ (b)	601,000	735,558
		1,162,121
United Kingdom — 0.1%
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (d)	1,655,000	1,799,542
United States — 10.5%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.35%), 0.53%, 5/21/2021‡ (d)	2,699,000	2,699,357
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	10,177,000	10,011,624
Aircastle Ltd. 5.50%, 2/15/2022	4,919,000	5,089,588
4.40%, 9/25/2023	984,000	1,055,367

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 10.5% (continued)
American Airlines, Inc. 5.50%, 4/20/2026 (b)	502,000	527,100
5.75%, 4/20/2029 (b)	502,000	537,893
American Tower Corp. REIT, 2.40%, 3/15/2025	115,000	120,122
AMN Healthcare, Inc. 4.63%, 10/1/2027 (b)	1,109,000	1,145,043
Andeavor Logistics LP 3.50%, 12/1/2022	111,000	111,144
Aramark Services, Inc. 5.00%, 4/1/2025 (b)	1,541,000	1,581,451
4.75%, 6/1/2026	1,076,000	1,101,555
5.00%, 2/1/2028 (b)	194,000	202,973
BWX Technologies, Inc. 5.38%, 7/15/2026 (b)	704,000	726,387
Carnival Corp. 11.50%, 4/1/2023 (b)	738,000	848,110
Centene Corp. 4.25%, 12/15/2027	1,355,000	1,420,189
4.63%, 12/15/2029	684,000	740,430
3.38%, 2/15/2030	1,113,000	1,117,174
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (b)	683,000	694,953
Charter Communications Operating LLC 4.91%, 7/23/2025	1,021,000	1,161,105
CITGO Petroleum Corp. 7.00%, 6/15/2025 (b)	4,631,000	4,775,719
6.38%, 6/15/2026 (b)	4,041,000	4,142,429
CommScope, Inc. 5.50%, 3/1/2024 (b)	563,000	580,250
Crown Americas LLC 4.50%, 1/15/2023	3,626,000	3,829,527
DCP Midstream Operating LP 4.75%, 9/30/2021 (b)	4,084,000	4,099,315
6.45%, 11/3/2036 (b)	1,545,000	1,742,791
Dell International LLC 5.85%, 7/15/2025 (b)	2,000,000	2,345,032
6.02%, 6/15/2026 (b)	3,103,000	3,701,612

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 10.5% (continued)
Delta Air Lines, Inc. 4.50%, 10/20/2025 (b)	6,155,158	6,602,341
Edgewell Personal Care Co. 4.13%, 4/1/2029 (b)	2,339,000	2,333,153
Energizer Holdings, Inc. 4.75%, 6/15/2028 (b)	46,000	47,035
4.38%, 3/31/2029 (b)	354,000	351,345
EW Scripps Co. (The) 5.13%, 5/15/2025 (b)	3,870,000	3,971,742
Foot Locker, Inc. 8.50%, 1/15/2022	2,494,000	2,609,347
HCA, Inc. 4.50%, 2/15/2027	1,085,000	1,225,092
Imola Merger Corp. 4.75%, 5/15/2029 (b)	1,827,000	1,897,705
Iron Mountain, Inc. REIT, 5.25%, 7/15/2030 (b)	7,522,000	7,813,478
REIT, 4.50%, 2/15/2031 (b)	1,151,000	1,147,869
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (b)	4,015,000	4,165,562
4.88%, 11/1/2026 (b)	803,000	833,113
Level 3 Financing, Inc. 3.75%, 7/15/2029 (b)	128,000	124,800
Lumen Technologies, Inc. Series S, 6.45%, 6/15/2021	1,331,000	1,337,655
Meredith Corp. 6.88%, 2/1/2026	1,378,000	1,414,173
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (b)	3,324,031	3,648,124
NortonLifeLock, Inc. 3.95%, 6/15/2022	1,020,000	1,032,750
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (b)	3,343,000	3,547,759
4.25%, 4/15/2031 (b)	2,699,000	2,726,826
SBA Communications Corp. REIT, 3.13%, 2/1/2029 (b)	715,000	684,950
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (b)	64,000	64,880

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 10.5% (continued)
SEG Holding LLC 5.63%, 10/15/2028 (b)	5,461,000	5,747,703
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,520,000	1,564,688
Sprint Communications, Inc. 6.00%, 11/15/2022	1,800,000	1,921,068
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (b)	3,107,000	3,336,141
5.13%, 8/1/2030 (b)	2,000,000	2,202,920
Teleflex, Inc. 4.63%, 11/15/2027	824,000	876,308
T-Mobile USA, Inc. 6.00%, 4/15/2024	2,698,000	2,714,862
Truist Financial Corp. Series N, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%, 9/1/2024 (d)(e)	2,170,000	2,296,945
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	3,944,589	4,363,524
Valvoline, Inc. 4.25%, 2/15/2030 (b)	224,000	229,596
3.63%, 6/15/2031 (b)	511,000	499,502
WESCO Distribution, Inc. 5.38%, 6/15/2024	578,000	588,982
7.13%, 6/15/2025 (b)	1,780,000	1,922,400
7.25%, 6/15/2028 (b)	2,136,000	2,370,960
Western Digital Corp. 4.75%, 2/15/2026	4,523,000	5,014,876
		139,338,414
Total Corporate Bonds (Cost $157,684,863)		164,808,024
	Ounces
Commodities — 7.7%
Gold bullion* (Cost $71,533,113)	57,789	102,166,753

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. Treasury Obligations — 6.3%
U.S. Treasury Notes 1.13%, 6/30/2021	14,554,000	14,579,061
1.63%, 12/15/2022	9,300,000	9,525,234
2.63%, 6/30/2023	12,267,700	12,913,192
2.63%, 12/31/2023	7,100,000	7,542,641
2.50%, 1/31/2024	12,380,900	13,131,008
1.75%, 6/30/2024	12,850,000	13,403,654
1.75%, 12/31/2024	12,247,000	12,797,637
		83,892,427
Total U.S. Treasury Obligations (Cost $82,830,072)		83,892,427
	Shares
Master Limited Partnerships — 2.0%
United States — 2.0%
Enterprise Products Partners LP (a)	618,646	14,235,044
Magellan Midstream Partners LP (a)	272,923	12,764,609
Total Master Limited Partnerships (Cost $23,699,259)		26,999,653
Preferred Stocks — 1.4%
United States — 1.4%
Charles Schwab Corp. (The), Series C 6.00%, 06/01/21 (e)	99,775	2,529,296
Charles Schwab Corp. (The), Series D 5.95%, 06/07/21 (e)	46,239	1,180,482
General American Investors Co., Inc., Series B 5.95%, 06/07/21 (e)	4,712	127,625
MetLife, Inc., Series A (ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 06/07/21 (d)(e)	67,936	1,724,895
Northern Trust Corp., Series E 4.70%, 01/01/25 (e)	101,453	2,750,391
State Street Corp., Series G (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26 (d)(e)	24,946	728,922
Truist Financial Corp., Series R 4.75%, 09/01/25 (e)	175,050	4,642,326
US Bancorp, Series B (ICE LIBOR USD 3 Month + 0.60%), 3.50%, 06/07/21 (d)(e)	90,050	2,188,215
US Bancorp, Series F (ICE LIBOR USD 3 Month + 4.47%), 6.50%, 01/15/22 (d)(e)	110,325	2,870,656
Total Preferred Stocks (Cost $18,192,168)		18,742,808

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares		Value ($)
Closed End Funds — 0.9%
United Kingdom — 0.9%
Caledonia Investments plc (Cost $10,284,424)		291,700	12,004,998
	Principal Amount ($)
Convertible Preferred Stocks — 0.8%
United States — 0.8%
Wells Fargo & Co. Series L, 7.50%, (e) (Cost $11,028,654)		7,708	11,051,885
Foreign Government Securities — 0.4%
Indonesia — 0.1%
Republic of Indonesia 8.38%, 3/15/2024	IDR	24,460,000,000	1,833,865
Mexico — 0.3%
Mex Bonos Desarr Fix Rt 8.00%, 12/7/2023	MXN	68,770,000	3,623,045
Total Foreign Government Securities (Cost $5,606,994)			5,456,910
	Number of Warrants
Warrants — 0.0% (f)
Switzerland — 0.0% (f)
Cie Financiere Richemont SA, expiring 11/22/2023* (Cost $—)		391,032	166,989
	Principal Amount ($)
Short-Term Investments — 5.6%
Commercial Paper — 5.5%
Entergy Corp. 0.10%, 5/3/2021 (b)(g)		3,056,000	3,055,973
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (g)		10,186,000	10,185,742
Glencore Funding LLC 0.14%, 5/3/2021 (g)		10,186,000	10,185,886
Hitachi International Treasury Ltd. 0.11%, 5/3/2021 (g)		34,836,000	34,835,623

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 5.5% (continued)
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (g)	15,279,000	15,278,835
Total Commercial Paper (Cost $73,542,414)		73,542,059
	Shares
Investment Companies — 0.1%
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (h) (Cost $725,706)	725,706	725,706
Total Short-Term Investments (Cost $74,268,120)		74,267,765
Total Investments — 100.5% (Cost $1,150,478,554)		1,339,546,059
Liabilities in Excess of Other Assets — (0.5)%		(7,289,912)
Net Assets — 100.0%		1,332,256,147

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  All or a portion of the security pledged as collateral for call options written.

(b)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $120,658,627, which represents approximately 9.06% of net assets of the Fund.

(c)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(d)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

(e)  Perpetual security. The rate reflected was the rate in effect on April 30, 2021. The maturity date reflects the next call date.

(f)  Represents less than 0.05% of net assets.

(g)  The rate shown was the current yield as of April 30, 2021.

(h)  Represents 7-day effective yield as of April 30, 2021.

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$225,233,739
Aggregate gross unrealized depreciation	(36,177,485)
Net unrealized appreciation	$189,056,254
Federal income tax cost	$1,150,478,554

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,690,629	EUR	5,492,000	Goldman Sachs	5/19/2021	$85,904
USD	2,653,947	GBP	1,916,000	Goldman Sachs	5/19/2021	7,771
USD	314,993	EUR	256,000	JPMorgan Chase Bank	6/16/2021	6,938
USD	3,209,152	EUR	2,630,000	JPMorgan Chase Bank	6/16/2021	44,369
USD	5,001,590	EUR	4,112,000	JPMorgan Chase Bank	7/14/2021	50,438
USD	3,543,207	EUR	2,910,000	HSBC Bank plc	8/18/2021	36,814
Total unrealized appreciation						232,234
USD	4,982,602	EUR	4,181,000	UBS AG	9/15/2021	(58,321)
USD	3,570,683	GBP	2,594,000	UBS AG	9/15/2021	(13,087)
USD	720,543	EUR	599,000	JPMorgan Chase Bank	12/15/2021	(3,249)
Total unrealized depreciation						(74,657)
Net unrealized appreciation						$157,577

Abbreviations

ADR  — American Depositary Receipt

EUR  — Euro

Fix Rt  — Fixed Rate

GBP  — British Pound

ICE  — Intercontinental Exchange

IDR  — Indonesian Rupiah

LIBOR  — London Interbank Offered Rate

MXN  — Mexican Peso

NVDR  — Non-Voting Depositary Receipt

Preference  — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT  — Real Estate Investment Trust

USD  — United States Dollar

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Written Call Options Contracts as of April 30, 2021

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
American Express Co.	Exchange Traded	86	USD	(1,318,810)	USD	160.00	6/18/2021	(24,682)
American Express Co.	Exchange Traded	88	USD	(1,349,480)	USD	170.00	9/17/2021	(35,200)
Analog Devices, Inc.	Exchange Traded	80	USD	(1,225,280)	USD	190.00	9/17/2021	(19,800)
Anthem, Inc.	Exchange Traded	43	USD	(1,631,377)	USD	380.00	9/17/2021	(104,060)
Anthem, Inc.	Exchange Traded	40	USD	(1,517,560)	USD	390.00	6/18/2021	(33,600)
Anthem, Inc.	Exchange Traded	35	USD	(1,327,865)	USD	400.00	6/18/2021	(16,520)
Anthem, Inc.	Exchange Traded	40	USD	(1,517,560)	USD	420.00	6/18/2021	(6,000)
Anthem, Inc.	Exchange Traded	35	USD	(1,327,865)	USD	450.00	9/17/2021	(13,300)
Bank of New York Mellon Corp. (The)	Exchange Traded	275	USD	(1,371,700)	USD	60.00	9/17/2021	(12,375)
Bank of New York Mellon Corp. (The)	Exchange Traded	274	USD	(1,366,712)	USD	65.00	1/21/2022	(17,810)
Boston Properties, Inc.	Exchange Traded	133	USD	(1,454,355)	USD	110.00	5/21/2021	(30,590)
CH Robinson Worldwide, Inc.	Exchange Traded	146	USD	(1,417,368)	USD	120.00	5/21/2021	(16,060)
CH Robinson Worldwide, Inc.	Exchange Traded	133	USD	(1,291,164)	USD	120.00	6/18/2021	(21,945)
CH Robinson Worldwide, Inc.	Exchange Traded	139	USD	(1,349,412)	USD	120.00	8/20/2021	(6,950)
CH Robinson Worldwide, Inc.	Exchange Traded	268	USD	(2,601,744)	USD	120.00	11/19/2021	(20,770)
CH Robinson Worldwide, Inc.	Exchange Traded	126	USD	(1,223,208)	USD	120.00	1/21/2022	(15,435)
Colgate-Palmolive Co.	Exchange Traded	143	USD	(1,154,010)	USD	95.00	5/21/2021	(6,435)
Colgate-Palmolive Co.	Exchange Traded	160	USD	(1,291,200)	USD	95.00	11/19/2021	(7,200)
Colgate-Palmolive Co.	Exchange Traded	150	USD	(1,210,500)	USD	100.00	5/21/2021	(2,250)
Colgate-Palmolive Co.	Exchange Traded	166	USD	(1,339,620)	USD	100.00	1/21/2022	(7,055)
Cummins, Inc.	Exchange Traded	48	USD	(1,209,792)	USD	270.00	6/18/2021	(12,960)
Enterprise Products Partners LP	Exchange Traded	582	USD	(1,339,182)	USD	25.00	6/18/2021	(11,640)
Enterprise Products Partners LP	Exchange Traded	607	USD	(1,396,707)	USD	26.00	6/18/2021	(5,463)
Enterprise Products Partners LP	Exchange Traded	526	USD	(1,210,326)	USD	30.00	9/17/2021	(3,682)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Written Call Options Contracts as of April 30, 2021 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Equity Residential	Exchange Traded	194	USD	(1,440,062)	USD	75.00	7/16/2021	(39,770)
Equity Residential	Exchange Traded	182	USD	(1,350,986)	USD	95.00	1/21/2022	(7,735)
Exxon Mobil Corp.	Exchange Traded	627	USD	(3,588,948)	USD	60.00	5/21/2021	(28,215)
Exxon Mobil Corp.	Exchange Traded	320	USD	(1,831,680)	USD	65.00	5/21/2021	(2,880)
Exxon Mobil Corp.	Exchange Traded	320	USD	(1,831,680)	USD	65.00	6/18/2021	(10,880)
Exxon Mobil Corp.	Exchange Traded	262	USD	(1,499,688)	USD	70.00	6/18/2021	(3,930)
Exxon Mobil Corp.	Exchange Traded	235	USD	(1,345,140)	USD	70.00	9/17/2021	(15,275)
Exxon Mobil Corp.	Exchange Traded	492	USD	(2,816,208)	USD	75.00	5/21/2021	(984)
Exxon Mobil Corp.	Exchange Traded	262	USD	(1,499,688)	USD	75.00	6/18/2021	(1,572)
Exxon Mobil Corp.	Exchange Traded	230	USD	(1,316,520)	USD	80.00	6/18/2021	(920)
Exxon Mobil Corp.	Exchange Traded	231	USD	(1,322,244)	USD	80.00	1/21/2022	(12,474)
General Dynamics Corp.	Exchange Traded	72	USD	(1,369,656)	USD	200.00	8/20/2021	(32,760)
HCA Healthcare, Inc.	Exchange Traded	73	USD	(1,467,738)	USD	220.00	6/18/2021	(10,220)
HCA Healthcare, Inc.	Exchange Traded	73	USD	(1,467,738)	USD	230.00	6/18/2021	(4,745)
HCA Healthcare, Inc.	Exchange Traded	73	USD	(1,467,738)	USD	230.00	9/17/2021	(33,215)
HCA Healthcare, Inc.	Exchange Traded	70	USD	(1,407,420)	USD	250.00	9/17/2021	(10,325)
Kraft Heinz Co. (The)	Exchange Traded	321	USD	(1,325,409)	USD	45.00	7/16/2021	(14,124)
Kraft Heinz Co. (The)	Exchange Traded	321	USD	(1,325,409)	USD	45.00	10/15/2021	(37,236)
Linde plc	Exchange Traded	44	USD	(1,257,696)	USD	310.00	7/16/2021	(12,320)
Linde plc	Exchange Traded	44	USD	(1,257,696)	USD	310.00	10/15/2021	(33,660)
Linde plc	Exchange Traded	44	USD	(1,257,696)	USD	310.00	12/17/2021	(50,600)
Linde plc	Exchange Traded	44	USD	(1,257,696)	USD	330.00	10/15/2021	(15,180)
Magellan Midstream Partners LP	Exchange Traded	283	USD	(1,323,591)	USD	50.00	7/16/2021	(14,150)
Magellan Midstream Partners LP	Exchange Traded	302	USD	(1,412,454)	USD	50.00	10/15/2021	(31,710)
Magellan Midstream Partners LP	Exchange Traded	288	USD	(1,346,976)	USD	50.00	12/17/2021	(36,720)
Magellan Midstream Partners LP	Exchange Traded	280	USD	(1,309,560)	USD	55.00	12/17/2021	(14,000)
Microsoft Corp.	Exchange Traded	54	USD	(1,361,772)	USD	275.00	6/18/2021	(6,264)
Microsoft Corp.	Exchange Traded	51	USD	(1,286,118)	USD	275.00	8/20/2021	(25,755)
Nutrien Ltd.	Exchange Traded	250	USD	(1,379,750)	USD	55.00	6/18/2021	(63,750)
Nutrien Ltd.	Exchange Traded	255	USD	(1,407,345)	USD	60.00	6/18/2021	(17,850)
Nutrien Ltd.	Exchange Traded	237	USD	(1,308,003)	USD	60.00	9/17/2021	(49,177)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Written Call Options Contracts as of April 30, 2021 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Nutrien Ltd.	Exchange Traded	237	USD	(1,308,003)	USD	65.00	11/19/2021	(33,180)
Oracle Corp.	Exchange Traded	207	USD	(1,568,853)	USD	75.00	6/18/2021	(64,170)
Oracle Corp.	Exchange Traded	207	USD	(1,568,853)	USD	75.00	9/17/2021	(103,500)
Oracle Corp.	Exchange Traded	170	USD	(1,288,430)	USD	80.00	6/18/2021	(18,870)
Oracle Corp.	Exchange Traded	181	USD	(1,371,799)	USD	85.00	9/17/2021	(28,417)
Oracle Corp.	Exchange Traded	175	USD	(1,326,325)	USD	95.00	9/17/2021	(9,625)
Oracle Corp.	Exchange Traded	184	USD	(1,394,536)	USD	95.00	12/17/2021	(21,252)
Philip Morris International, Inc.	Exchange Traded	155	USD	(1,472,500)	USD	100.00	6/18/2021	(11,005)
Philip Morris International, Inc.	Exchange Traded	143	USD	(1,358,500)	USD	105.00	6/18/2021	(2,574)
Philip Morris International, Inc.	Exchange Traded	143	USD	(1,358,500)	USD	105.00	9/17/2021	(17,160)
Philip Morris International, Inc.	Exchange Traded	137	USD	(1,301,500)	USD	110.00	12/17/2021	(20,482)
PPG Industries, Inc.	Exchange Traded	88	USD	(1,506,912)	USD	165.00	5/21/2021	(65,120)
Royal Gold, Inc.	Exchange Traded	109	USD	(1,219,274)	USD	140.00	7/16/2021	(4,088)
Schlumberger NV	Exchange Traded	519	USD	(1,403,895)	USD	30.00	5/21/2021	(11,418)
Schlumberger NV	Exchange Traded	423	USD	(1,144,215)	USD	40.00	8/20/2021	(9,306)
Schlumberger NV	Exchange Traded	509	USD	(1,376,845)	USD	40.00	11/19/2021	(22,905)
Schlumberger NV	Exchange Traded	509	USD	(1,376,845)	USD	40.00	1/21/2022	(36,139)
Schlumberger NV	Exchange Traded	423	USD	(1,144,215)	USD	42.50	8/20/2021	(5,922)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	115	USD	(1,342,510)	USD	115.00	10/15/2021	(118,105)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	106	USD	(1,237,444)	USD	155.00	7/16/2021	(4,240)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	113	USD	(1,319,162)	USD	170.00	10/15/2021	(9,040)
Texas Instruments, Inc.	Exchange Traded	72	USD	(1,299,672)	USD	200.00	5/21/2021	(1,440)
Texas Instruments, Inc.	Exchange Traded	69	USD	(1,245,519)	USD	220.00	7/16/2021	(2,208)
Texas Instruments, Inc.	Exchange Traded	64	USD	(1,155,264)	USD	220.00	10/15/2021	(13,952)
Travelers Cos., Inc. (The)	Exchange Traded	96	USD	(1,484,736)	USD	150.00	7/16/2021	(77,280)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Global Income Builder Fund | Schedule of Investments | April 30, 2021 (unaudited)

Written Call Options Contracts as of April 30, 2021 (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Travelers Cos., Inc. (The)	Exchange Traded	81	USD	(1,252,746)	USD	170.00	7/16/2021	(8,302)
UGI Corp.	Exchange Traded	295	USD	(1,289,445)	USD	50.00	10/15/2021	(20,650)
Union Pacific Corp.	Exchange Traded	57	USD	(1,265,913)	USD	240.00	8/20/2021	(23,712)
US Bancorp	Exchange Traded	228	USD	(1,353,180)	USD	65.00	9/17/2021	(34,656)
US Bancorp	Exchange Traded	225	USD	(1,335,375)	USD	70.00	9/17/2021	(13,050)
US Bancorp	Exchange Traded	225	USD	(1,335,375)	USD	75.00	9/17/2021	(5,737)
Wells Fargo & Co.	Exchange Traded	449	USD	(2,022,745)	USD	45.00	5/21/2021	(53,431)
Wells Fargo & Co.	Exchange Traded	449	USD	(2,022,745)	USD	45.00	6/18/2021	(85,310)
Wells Fargo & Co.	Exchange Traded	291	USD	(1,310,955)	USD	55.00	7/16/2021	(9,894)
Wells Fargo & Co.	Exchange Traded	331	USD	(1,491,155)	USD	55.00	9/17/2021	(25,156)
Weyerhaeuser Co.	Exchange Traded	397	USD	(1,539,169)	USD	37.00	7/16/2021	(114,336)
Weyerhaeuser Co.	Exchange Traded	336	USD	(1,302,672)	USD	50.00	1/21/2022	(24,528)
Wheaton Precious Metals Corp.	Exchange Traded	312	USD	(1,289,184)	USD	60.00	12/17/2021	(21,216)
								(2,241,554)
Total Written Options Contracts (Premiums Received ($2,072,726))								(2,241,554)

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle High Income Fund seeks to provide investors with a high level of current income. To pursue this objective, the Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high yield, below investment-grade instruments.

Average Annual Returns^ (%)		One Year	Five Years	Ten Years
First Eagle High Income Fund	Class I	16.32	6.01	4.77
Bloomberg Barclays U.S. Corporate High Yield Index		19.67	7.46	6.43

Asset Allocation* (%)

Sectors* (%)

Consumer Staples	16.4
Consumer Discretionary	13.8
Energy	11.8
Industrials	10.7
Materials	8.9
Health Care	8.5
Communication Services	7.7
Information Technology	7.3
Real Estate	5.1
Financials	3.9
Short-Term Investments	5.9

Countries*~ (%)

United States	82.4
Canada	3.7
Germany	3.7
United Kingdom	2.0
Mexico	1.0
Australia	0.8
Singapore	0.4
Poland	0.1
Short-Term Investments	5.9

^Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation, Sector and Countries percentages are based on total investments in the portfolio.

~Country allocations reflect country of risk (not currency of issue). Bonds of non-U.S. issuers may be U.S. dollar denominated.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Fund Overview

Growth of a $1,000,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares. The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

Class I Shares require $1 million minimum investment and are offered without a sales charge. If a sales charge was included values would be lower.

The Bloomberg Barclays U.S. Corporate High Yield Index is composed of fixed-rate, publicly issued, non-investment grade debt and is unmanaged, with dividends reinvested. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial, Utility, and Finance, which include both U.S. and non-U.S. corporations. One cannot invest directly in an index.

Top 10 Holdings* (%)

Southeastern Grocers, Inc. (Food & Staples Retailing, United States)	5.6
Antero Resources Corp. (Oil, Gas & Consumable Fuels, United States)	2.7
DCP Midstream Operating LP (Oil, Gas & Consumable Fuels, United States)	2.2
Dell International LLC (Technology Hardware, Storage & Peripherals, United States)	2.0
EnQuest plc (Oil, Gas & Consumable Fuels, United Kingdom)	1.9
GLP Capital LP (Equity Real Estate Investment Trusts (REITs), United States)	1.7
CITGO Petroleum Corp. (Oil, Gas & Consumable Fuels, United States)	1.7
Qwest Corp. (Diversified Telecommunication Services, United States)	1.7
Crown Americas LLC (Containers & Packaging, United States)	1.6
IHO Verwaltungs GmbH (Auto Components, Germany)	1.6
Total	22.7

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded. Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Corporate Bonds — 87.2%
Australia — 0.7%
Nufarm Australia Ltd. 5.75%, 4/30/2026 (a)	1,721,000	1,766,744
Canada — 3.7%
Kinross Gold Corp. 4.50%, 7/15/2027	1,868,000	2,124,831
Kronos Acquisition Holdings, Inc. 7.00%, 12/31/2027 (a)	932,000	903,928
MEG Energy Corp. 5.88%, 2/1/2029 (a)	155,000	158,875
Open Text Corp. 5.88%, 6/1/2026 (a)	94,000	96,937
3.88%, 2/15/2028 (a)	2,190,000	2,217,375
Precision Drilling Corp. 7.75%, 12/15/2023	2,688,000	2,704,800
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	634,000	652,386
		8,859,132
Germany — 3.7%
Cheplapharm Arzneimittel GmbH 5.50%, 1/15/2028 (a)	2,140,000	2,225,600
IHO Verwaltungs GmbH 4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026 (a)(b)	3,730,000	3,825,488
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027 (a)(b)	1,280,244	1,347,777
Mercer International, Inc. 5.13%, 2/1/2029 (a)	1,395,000	1,442,081
		8,840,946
Mexico — 1.0%
Mexico Remittances Funding Fiduciary Estate Management Sarl 4.88%, 1/15/2028 (a)	2,510,000	2,362,450
Poland — 0.2%
CANPACK SA 3.13%, 11/1/2025 (a)	200,000	203,125
2.38%, 11/1/2027‡ (a)	112,000	137,076
		340,201
Singapore — 0.4%
Avation Capital SA 8.25%, (8.25% Cash or 9.00% PIK), 10/31/2026 (a)(b)	1,216,000	934,192

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United Kingdom — 1.9%
EnQuest plc 7.00%, 10/15/2023 (b)(c)	5,431,561	4,616,827
United States — 75.6%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	3,372,000	3,317,205
Adient US LLC 9.00%, 4/15/2025 (a)	439,000	486,522
American Airlines, Inc. 5.50%, 4/20/2026 (a)	185,000	194,250
5.75%, 4/20/2029 (a)	185,000	198,228
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	1,036,000	1,069,670
4.00%, 4/15/2029 (a)	2,109,000	2,109,000
Antero Midstream Partners LP 7.88%, 5/15/2026 (a)	615,000	670,350
Antero Resources Corp. 5.63%, 6/1/2023	6,341,000	6,364,779
8.38%, 7/15/2026 (a)	932,000	1,046,524
Aramark Services, Inc. 5.00%, 4/1/2025 (a)	623,000	639,354
6.38%, 5/1/2025 (a)	1,163,000	1,237,141
4.75%, 6/1/2026	1,556,000	1,592,955
5.00%, 2/1/2028 (a)	57,000	59,636
Arcosa, Inc. 4.38%, 4/15/2029 (a)	163,000	166,702
Ardagh Metal Packaging Finance USA LLC 3.25%, 9/1/2028 (a)	657,000	647,966
4.00%, 9/1/2029 (a)	657,000	653,715
B&G Foods, Inc. 5.25%, 4/1/2025	1,152,000	1,185,800
Ball Corp. 5.00%, 3/15/2022	1,163,000	1,202,775
Boyd Gaming Corp. 8.63%, 6/1/2025 (a)	726,000	803,827
4.75%, 12/1/2027	872,000	893,879
BWX Technologies, Inc. 5.38%, 7/15/2026 (a)	168,000	173,342
4.13%, 6/30/2028 (a)	1,000,000	1,017,500
4.13%, 4/15/2029 (a)	653,000	670,958

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 75.6% (continued)
California Resources Corp. 7.13%, 2/1/2026 (a)	155,000	158,770
Carnival Corp. 11.50%, 4/1/2023 (a)	1,156,000	1,328,475
5.75%, 3/1/2027 (a)	1,242,000	1,309,540
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	162,000	172,935
Centene Corp. 5.38%, 6/1/2026 (a)	400,000	416,720
5.38%, 8/15/2026 (a)	279,000	292,671
4.25%, 12/15/2027	2,641,000	2,768,059
4.63%, 12/15/2029	1,228,000	1,329,310
3.38%, 2/15/2030	190,000	190,712
Central Garden & Pet Co. 4.13%, 4/30/2031 (a)	548,000	545,260
Charles River Laboratories International, Inc. 4.25%, 5/1/2028 (a)	632,000	658,116
3.75%, 3/15/2029 (a)	134,000	136,345
Cinemark USA, Inc. 8.75%, 5/1/2025 (a)	1,127,000	1,227,021
CITGO Petroleum Corp. 7.00%, 6/15/2025 (a)	3,956,000	4,079,625
6.38%, 6/15/2026 (a)	802,000	822,130
Clearwater Paper Corp. 4.75%, 8/15/2028 (a)	305,000	307,309
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (a)	648,000	648,000
CommScope, Inc. 5.50%, 3/1/2024 (a)	2,250,000	2,318,940
Crestwood Midstream Partners LP 6.00%, 2/1/2029 (a)	1,868,000	1,931,045
Crocs, Inc. 4.25%, 3/15/2029 (a)	131,000	133,084
Crown Americas LLC 4.50%, 1/15/2023	3,692,000	3,899,232
4.75%, 2/1/2026	1,844,000	1,914,072
Dana, Inc. 5.38%, 11/15/2027	1,255,000	1,335,910
4.25%, 9/1/2030	324,000	327,240

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 75.6% (continued)
DaVita, Inc. 4.63%, 6/1/2030 (a)	734,000	743,175
3.75%, 2/15/2031 (a)	1,529,000	1,452,550
DCP Midstream Operating LP 4.75%, 9/30/2021 (a)	5,186,000	5,205,447
Dell International LLC 7.13%, 6/15/2024 (a)	4,740,000	4,867,506
Delta Air Lines, Inc. 4.50%, 10/20/2025 (a)	1,122,845	1,204,422
7.38%, 1/15/2026	1,528,000	1,794,826
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	65,000	65,975
Edgewell Personal Care Co. 4.13%, 4/1/2029 (a)	1,824,000	1,819,440
Energizer Holdings, Inc. 4.75%, 6/15/2028 (a)	8,000	8,180
4.38%, 3/31/2029 (a)	63,000	62,528
EW Scripps Co. (The) 5.13%, 5/15/2025 (a)	1,578,000	1,619,486
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	1,669,000	1,691,949
FirstCash, Inc. 4.63%, 9/1/2028 (a)	1,521,000	1,562,828
Ford Motor Co. 8.50%, 4/21/2023	1,169,000	1,309,280
Ford Motor Credit Co. LLC 5.88%, 8/2/2021	2,260,000	2,281,470
Frontier Communications Corp. 5.88%, 10/15/2027 (a)	914,000	971,125
6.75%, 5/1/2029 (a)	308,000	324,466
Genesis Energy LP 8.00%, 1/15/2027	155,000	159,684
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	1,821,000	1,966,680
GLP Capital LP REIT, 5.25%, 6/1/2025	3,627,000	4,094,665
GYP Holdings III Corp. 4.63%, 5/1/2029 (a)	651,000	651,950
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	1,240,000	1,309,750

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 75.6% (continued)
HCA, Inc. 5.88%, 5/1/2023	1,470,000	1,604,252
3.50%, 9/1/2030	607,000	623,905
Hill-Rom Holdings, Inc. 5.00%, 2/15/2025 (a)	2,720,000	2,792,624
4.38%, 9/15/2027 (a)	306,000	316,710
Howard Hughes Corp. (The) 4.38%, 2/1/2031 (a)	62,000	61,380
Imola Merger Corp. 4.75%, 5/15/2029 (a)	691,000	717,742
Interface, Inc. 5.50%, 12/1/2028 (a)	1,294,000	1,345,760
International Game Technology plc 5.25%, 1/15/2029 (a)	967,000	1,025,384
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	827,094
5.00%, 5/15/2027 (a)	1,075,000	1,124,719
Iron Mountain, Inc. REIT, 5.25%, 7/15/2030 (a)	1,303,000	1,353,491
REIT, 4.50%, 2/15/2031 (a)	940,000	937,443
J2 Global, Inc. 4.63%, 10/15/2030 (a)	1,827,000	1,870,245
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	204,500
JBS USA LUX SA 6.75%, 2/15/2028 (a)	1,993,000	2,202,066
Kaiser Aluminum Corp. 6.50%, 5/1/2025 (a)	292,000	309,520
4.63%, 3/1/2028 (a)	1,312,000	1,348,080
Koppers, Inc. 6.00%, 2/15/2025 (a)	1,389,000	1,427,197
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a)	1,939,000	2,011,712
4.88%, 11/1/2026 (a)	388,000	402,550
4.88%, 5/15/2028 (a)	581,000	640,553
Level 3 Financing, Inc. 4.25%, 7/1/2028 (a)	589,000	593,482
3.75%, 7/15/2029 (a)	24,000	23,400

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 75.6% (continued)
Lumen Technologies, Inc. Series S, 6.45%, 6/15/2021	1,984,000	1,993,920
Macy's Retail Holdings LLC 3.63%, 6/1/2024	552,000	558,210
Meredith Corp. 6.88%, 2/1/2026	2,718,000	2,789,348
MGIC Investment Corp. 5.75%, 8/15/2023	470,000	508,187
5.25%, 8/15/2028	612,000	645,660
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	592,428	650,190
Moog, Inc. 4.25%, 12/15/2027 (a)	155,000	159,263
NortonLifeLock, Inc. 3.95%, 6/15/2022	459,000	464,737
Organon Finance 1 LLC 5.13%, 4/30/2031 (a)	300,000	311,280
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (a)	638,000	677,077
4.25%, 4/15/2031 (a)	847,000	855,733
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	1,826,000	1,844,260
Powdr Corp. 6.00%, 8/1/2025 (a)	152,000	159,980
Qwest Corp. 6.75%, 12/1/2021	3,947,000	4,065,410
Radian Group, Inc. 4.50%, 10/1/2024	645,000	678,862
Royal Caribbean Cruises Ltd. 10.88%, 6/1/2023 (a)	1,163,000	1,335,124
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	620,000	645,364
SBA Communications Corp. REIT, 4.88%, 9/1/2024	2,928,000	2,997,540
REIT, 3.88%, 2/15/2027	609,000	622,809
REIT, 3.13%, 2/1/2029 (a)	1,242,000	1,189,801
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	2,452,000	2,485,715

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 75.6% (continued)
Sealed Air Corp. 4.00%, 12/1/2027 (a)	1,252,000	1,311,470
SEG Holding LLC 5.63%, 10/15/2028 (a)	3,198,000	3,365,895
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	1,221,000	1,212,502
Shea Homes LP 4.75%, 2/15/2028 (a)	1,668,000	1,697,190
Silversea Cruise Finance Ltd. 7.25%, 2/1/2025 (a)	1,488,000	1,539,931
Spectrum Brands, Inc. 5.75%, 7/15/2025	2,968,000	3,055,259
Sprint Communications, Inc. 6.00%, 11/15/2022	1,026,000	1,095,009
Taylor Morrison Communities, Inc. 5.88%, 4/15/2023 (a)	3,228,000	3,466,065
5.75%, 1/15/2028 (a)	918,000	1,036,192
Teleflex, Inc. 4.63%, 11/15/2027	1,005,000	1,068,797
4.25%, 6/1/2028 (a)	58,000	59,885
T-Mobile USA, Inc. 6.00%, 4/15/2024	973,000	979,081
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,638,000	1,658,475
Turning Point Brands, Inc. 5.63%, 2/15/2026 (a)	930,000	960,225
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 10/15/2027	740,384	819,016
United Airlines, Inc. 4.38%, 4/15/2026 (a)	343,000	355,938
4.63%, 4/15/2029 (a)	229,000	237,977
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,530,000	1,648,575
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	326,000	320,386
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	309,000	322,596
Valvoline, Inc. 3.63%, 6/15/2031 (a)	2,555,000	2,497,513

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
United States — 75.6% (continued)
VICI Properties LP REIT, 4.25%, 12/1/2026 (a)	245,000	252,657
REIT, 3.75%, 2/15/2027 (a)	305,000	307,449
REIT, 4.13%, 8/15/2030 (a)	305,000	309,767
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,857,000	1,855,849
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	1,542,000	1,665,360
7.25%, 6/15/2028 (a)	1,850,000	2,053,500
Western Digital Corp. 4.75%, 2/15/2026	1,850,000	2,051,187
White Cap Parent LLC 8.25%, 3/15/2026 (a)(b)	1,972,000	2,045,950
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	1,222,000	1,261,348
Yum! Brands, Inc. 7.75%, 4/1/2025 (a)	797,000	870,723
		180,604,027
Total Corporate Bonds (Cost $201,657,058)		208,324,519
	Shares
Common Stocks — 5.6%
United States — 5.6%
Southeastern Grocers, Inc.*‡ (d) (Cost $7,050,606)	1,002,366	13,391,610
	Principal Amount ($)
Loan Assignments — 0.7%
United States — 0.7%
BJ's Wholesale Club, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.11%, 2/3/2024 (e) (Cost $1,667,318)	1,669,184	1,667,098
Short-Term Investments — 5.8%
Commercial Paper — 4.9%
Entergy Corp. 0.10%, 5/3/2021 (a)(f)	491,000	490,996

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 4.9% (continued)
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (f)	1,637,000	1,636,959
Glencore Funding LLC 0.14%, 5/3/2021 (f)	1,637,000	1,636,982
Hitachi International Treasury Ltd. 0.11%, 5/3/2021 (f)	5,599,000	5,598,939
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (f)	2,456,000	2,455,973
Total Commercial Paper (Cost $11,819,906)		11,819,849
	Shares
Investment Companies — 0.9%
JP Morgan U.S. Government Money Market Fund, Capital Shares 0.03% (g) (Cost $2,170,829)	2,170,829	2,170,829
Total Short-Term Investments (Cost $13,990,735)		13,990,678
Total Investments — 99.3% (Cost $224,365,717)		237,373,905
Other Assets Less Liabilities — 0.7%		1,601,208
Net Assets — 100.0%		238,975,113

*  Non-income producing security.

‡  Value determined using significant unobservable inputs.

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $140,103,218, which represents approximately 58.63% of net assets of the Fund.

(b)  Security has the ability to pay in kind ("PIK") or pay income in cash. When applicable, separate rates of such payments are disclosed.

(c)  Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)  Security fair valued as of April 30, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at April 30, 2021 amounted to $13,391,610, which represents approximately 5.60% of net assets of the Fund.

(e)  Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of April 30, 2021.

(f)  The rate shown was the current yield as of April 30, 2021.

(g)  Represents 7-day effective yield as of April 30, 2021.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle High Income Fund | Schedule of Investments | April 30, 2021 (unaudited)

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,885,238
Aggregate gross unrealized depreciation	(877,658)
Net unrealized appreciation	$13,007,580
Federal income tax cost	$224,365,717

Forward Foreign Currency Exchange Contracts outstanding as of April 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	134,726	EUR	112,000	JPMorgan Chase Bank	12/15/2021	$(608)
Net unrealized depreciation						$(608)

Abbreviations

EUR  — Euro

ICE  — Intercontinental Exchange

LIBOR  — London Interbank Offered Rate

REIT  — Real Estate Investment Trust

USD  — United States Dollar

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Fund of America

Fund Overview

Data as of April 30, 2021 (unaudited)

Investment Objective

The First Eagle Fund of America is a non-diversified U.S. equity fund that seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments.

Average Annual Returns^ (%)		One Year	Five Years	Ten Years
First Eagle Fund of America	Class Y	41.31	7.81	7.71
S&P 500 Index		45.98	17.42	14.17

Asset Allocation* (%)

Sectors* (%)

Information Technology	34.5
Communication Services	22.2
Health Care	15.0
Consumer Discretionary	12.6
Consumer Staples	7.4
Materials	2.8
Industrials	2.6
Financials	2.0
Short-Term Investments	0.9

^  Performance figures reflect certain fee waivers and/or expense limitations, without which returns may have been lower.

*  Asset Allocation and Sector percentages are based on total investments in the portfolio.

The Fund's portfolio composition is subject to change at any time.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Fund of America | Fund Overview

Growth of a $10,000 Initial Investment

Performance data quoted herein represents past performance and should not be considered indicative of future results. Performance data quoted herein does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.

The average annual returns shown above are historical and reflect changes in share price, reinvested dividends and are net of expenses.

The S&P 500 Index is a widely recognized unmanaged index including a representative sample of 500 leading companies in leading sectors of the U.S. economy. Although the S&P 500 Index focuses on the large-cap segment of the market, with approximately 80% coverage of U.S. equities, it is also considered a proxy for the total market. The S&P 500 Index includes dividends reinvested. One cannot invest directly in an index.

Top 10 Holdings* (%)

Facebook, Inc. (Interactive Media & Services, United States)	8.4
Alphabet, Inc. (Interactive Media & Services, United States)	8.2
UnitedHealth Group, Inc. (Health Care Providers & Services, United States)	7.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment, Taiwan)	6.7
Oracle Corp. (Software, United States)	6.7
Ross Stores, Inc. (Specialty Retail, United States)	5.8
Comcast Corp. (Media, United States)	5.5
Medtronic plc (Health Care Equipment & Supplies, United States)	4.8
Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment, United States)	4.1
Analog Devices, Inc. (Semiconductors & Semiconductor Equipment, United States)	3.8
Total	61.4

*Holdings in cash, commercial paper and other short-term cash equivalents have been excluded. Percentages are based on total net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Fund of America | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 98.9%
Air Freight & Logistics — 2.6%
CH Robinson Worldwide, Inc.	30,594	2,970,065
Expeditors International of Washington, Inc.	108,280	11,895,641
		14,865,706
Beverages — 3.6%
Diageo plc (United Kingdom)	199,652	8,962,661
PepsiCo, Inc.	81,603	11,763,889
		20,726,550
Capital Markets — 2.0%
S&P Global, Inc.	29,969	11,699,598
Chemicals — 2.8%
Linde plc (United Kingdom)	10,111	2,890,128
Sherwin-Williams Co. (The)	47,565	13,026,627
		15,916,755
Electronic Equipment, Instruments & Components — 3.3%
TE Connectivity Ltd.	140,752	18,926,921
Food Products — 0.5%
Nestle SA (Registered) (Switzerland)	24,620	2,937,922
Health Care Equipment & Supplies — 7.1%
Becton Dickinson and Co.	53,089	13,209,074
Medtronic plc	210,312	27,534,047
		40,743,121
Health Care Providers & Services — 7.9%
HCA Healthcare, Inc.	15,229	3,061,943
UnitedHealth Group, Inc.	106,430	42,444,284
		45,506,227
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.*	2,678	6,604,162
Starbucks Corp.	38,166	4,369,626
		10,973,788
Household Products — 3.3%
Colgate-Palmolive Co.	234,623	18,934,076

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Fund of America | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Shares	Value ($)
Interactive Media & Services — 16.6%
Alphabet, Inc., Class A*	20,111	47,331,238
Facebook, Inc., Class A*	148,347	48,224,643
		95,555,881
Internet & Direct Marketing Retail — 2.4%
Alibaba Group Holding Ltd., ADR (China)*	60,756	14,031,598
IT Services — 4.2%
Accenture plc, Class A	27,531	7,983,164
Visa, Inc., Class A	68,331	15,959,388
		23,942,552
Media — 5.5%
Comcast Corp., Class A	569,225	31,961,984
Semiconductors & Semiconductor Equipment — 14.6%
Analog Devices, Inc.	142,522	21,828,669
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	331,009	38,641,991
Texas Instruments, Inc.	132,776	23,967,396
		84,438,056
Software — 12.4%
Microsoft Corp.	65,511	16,520,564
Oracle Corp.	508,440	38,534,668
salesforce.com, Inc.*	70,173	16,162,245
		71,217,477
Specialty Retail — 8.2%
Home Depot, Inc. (The)	43,467	14,068,964
Ross Stores, Inc.	253,645	33,212,276
		47,281,240
Total Common Stocks (Cost $449,917,474)		569,659,452
	Principal Amount ($)
Short-Term Investments — 0.9%
Commercial Paper — 0.9%
Entergy Corp. 0.10%, 5/3/2021 (a)(b)	250,000	249,998
General Motors Financial Co., Inc. 0.28%, 5/3/2021 (b)	748,000	747,981

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Fund of America | Schedule of Investments | April 30, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
Commercial Paper — 0.9% (continued)
Glencore Funding LLC 0.14%, 5/3/2021 (b)	748,000	747,992
Hitachi International Treasury Ltd. 0.11%, 5/3/2021 (b)	2,530,000	2,529,972
Mitsui & Co. USA, Inc. 0.14%, 5/3/2021 (b)	1,122,000	1,121,988
Total Commercial Paper (Cost $5,397,957)		5,397,931
	Shares
Investment Companies — 0.0% (c)
JP Morgan U.S. Government Money Market Fund, Capital Shares, 0.03%, (Cost $1,239) (d)	1,239	1,239
Total Short-Term Investments (Cost $5,399,196)		5,399,170
Total Investments — 99.8% (Cost $455,316,670)		575,058,622
Other Assets Less Liabilities — 0.2%		1,099,255
Net Assets — 100.0%		576,157,877

*  Non-income producing security.

(a)  Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at April 30, 2021 amounted to $249,998, which represents approximately 0.04% of net assets of the Fund.

(b)  The rate shown was the current yield as of April 30, 2021.

(c)  Represents less than 0.05% of net assets.

(d)  Represents 7-day effective yield as of April 30, 2021.

Abbreviation

ADR  — American Depositary Receipt

As of April 30, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$120,234,731
Aggregate gross unrealized depreciation	(492,779)
Net unrealized appreciation	$119,741,952
Federal income tax cost	$455,316,670

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

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Statements of Assets and Liabilities

	First Eagle Global Fund*	First Eagle Overseas Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$27,290,011,423	$9,424,257,354
Investments in securities of affiliated issuers	2,128,467,225	356,329,020
Gold bullion	3,015,662,623	799,500,107
Silver bullion	—	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	41,868,824,232	12,951,418,283
Investments in securities of affiliated issuers	2,004,897,217	619,809,957
Gold bullion	5,036,342,592	1,478,470,571
Silver bullion	—	—
Unrealized appreciation on forward foreign currency exchange contracts	6,321,006	3,426,644
Receivable for investment securities sold	19,315,543	3,750,429
Foreign tax reclaims receivable	30,002,732	15,268,514
Receivable for Fund shares sold	50,082,594	18,368,637
Accrued interest and dividends receivable	98,034,448	52,512,836
Investment for trustee deferred compensation plan (Note 2)	5,876,274	3,957,801
Other assets	80,116	30,423
Total Assets	49,119,776,754	15,147,014,095
Liabilities
Investment advisory fees payable (Note 2)	29,980,147	9,343,043
Payable for investment securities purchased	35,487,145	13,491,677
Distribution fees payable (Note 3)	5,073,972	536,656
Administrative fees payable (Note 2)	826,501	270,042
Trustee deferred compensation plan (Note 2)	5,876,274	3,957,801
Service fees payable (Note 3)	715,122	44,918
Trustee fees payable	—	—
Unrealized depreciation on forward foreign currency exchange contracts	2,261,953	1,275,652
Payable for Fund shares redeemed	31,065,452	64,536,638
Accrued expenses and other liabilities	10,064,181	2,992,443
Total Liabilities	121,350,747	96,448,870
Net Assets	$48,998,426,007	$15,050,565,225
Net Assets Consist of
Capital stock (par value, $0.001 per share)	740,178	558,953
Capital surplus	30,623,605,111	10,882,626,085
Total distributable earnings (losses)	18,374,080,718	4,167,380,187
Net Assets	$48,998,426,007	$15,050,565,225
First Eagle Funds | Semiannual Report | April 30, 2021

April 30, 2021 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$699,773,551	$1,123,668,062
Investments in securities of affiliated issuers	—	39,074,868
Gold bullion	79,442,806	362,478,188
Silver bullion	—	41,203,976
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,176,644,159	1,621,940,971
Investments in securities of affiliated issuers	—	90,359,108
Gold bullion	129,998,225	486,317,832
Silver bullion	—	71,845,772
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Receivable for investment securities sold	—	7,325,648
Foreign tax reclaims receivable	—	—
Receivable for Fund shares sold	867,127	9,702,401
Accrued interest and dividends receivable	926,896	1,036,137
Investment for trustee deferred compensation plan (Note 2)	4,084,409	233,899
Other assets	64,568	50,835
Total Assets	1,312,585,384	2,288,812,603
Liabilities
Investment advisory fees payable (Note 2)	792,200	1,412,454
Payable for investment securities purchased	511,433	2,891,337
Distribution fees payable (Note 3)	183,010	226,449
Administrative fees payable (Note 2)	80,155	99,207
Trustee deferred compensation plan (Note 2)	4,084,409	233,899
Service fees payable (Note 3)	21,126	34,952
Trustee fees payable	6,660	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—
Payable for Fund shares redeemed	851,361	1,858,013
Accrued expenses and other liabilities	453,696	324,335
Total Liabilities	6,984,050	7,080,646
Net Assets	$1,305,601,334	$2,281,731,957
Net Assets Consist of
Capital stock (par value, $0.001 per share)	61,392	93,693
Capital surplus	639,385,356	2,285,588,669
Total distributable earnings (losses)	666,154,586	(3,950,405)
Net Assets	$1,305,601,334	$2,281,731,957

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Assets and Liabilities (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
Class A
Net assets	$14,376,436,202		$1,945,065,262
Shares outstanding	217,357,575		73,670,277
Net asset value per share and redemption proceeds per share	66.14		26.40
Offering price per share (NAV per share plus maximum sales charge)**	69.62	(1)	27.79	(1)
Class C
Net assets	$3,452,601,008		$213,672,666
Shares outstanding	54,243,464		8,466,464
Net asset value per share and redemption proceeds per share	63.65		25.24
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	63.02		24.99
Class I
Net assets	$29,123,581,628		$11,261,909,821
Shares outstanding	437,830,696		416,535,253
Net asset value per share and redemption proceeds per share	66.52		27.04
Class R3
Net assets	$514,991		$374,724
Shares outstanding	7,763		13,900
Net asset value per share and redemption proceeds per share	66.34		26.96
Class R4
Net assets	$2,255,472		$7,609,548
Shares outstanding	33,950		282,061
Net asset value per share and redemption proceeds per share	66.43		26.98
Class R5
Net assets	$11,969		$58,788
Shares outstanding	182		2,181
Net asset value per share and redemption proceeds per share	65.77		26.95
Class R6
Net assets	$2,043,024,737		$1,621,874,416
Shares outstanding	30,704,458		59,982,483
Net asset value per share and redemption proceeds per share	66.54		27.04

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

**  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

April 30, 2021 (unaudited)

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
Class A
Net assets	$592,870,847		$589,878,460
Shares outstanding	28,024,135		24,543,650
Net asset value per share and redemption proceeds per share	21.16		24.03
Offering price per share (NAV per share plus maximum sales charge)**	22.27	(1)	25.30	(1)
Class C
Net assets	$102,105,209		$168,428,949
Shares outstanding	5,070,611		7,690,130
Net asset value per share and redemption proceeds per share	20.14		21.90
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(2)	19.94		21.69
Class I
Net assets	$589,627,386		$1,399,554,446
Shares outstanding	27,324,061		56,471,018
Net asset value per share and redemption proceeds per share	21.58		24.78
Class R3
Net assets	$67,044		$1,315,973
Shares outstanding	3,114		53,248
Net asset value per share and redemption proceeds per share	21.53		24.71
Class R4
Net assets	$12,232		$854,350
Shares outstanding	568		34,370
Net asset value per share and redemption proceeds per share	21.53		24.86
Class R5
Net assets	$69,904		$433,609
Shares outstanding	3,249		17,485
Net asset value per share and redemption proceeds per share	21.52		24.80
Class R6
Net assets	$20,848,712		$121,266,170
Shares outstanding	966,240		4,883,480
Net asset value per share and redemption proceeds per share	21.58		24.83

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$1,078,945,441	$224,365,717
Gold bullion	71,533,113	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	1,237,379,306	237,373,905
Gold bullion	102,166,753	—
Unrealized appreciation on forward foreign currency exchange contracts	232,234	—
Receivable for investment securities sold	872,830	933,281
Foreign tax reclaims receivable	1,837,452	—
Receivable for Fund shares sold	2,013,588	453,871
Accrued interest and dividends receivable	5,605,968	2,867,461
Due from custodian	—	223,836
Investment for trustee deferred compensation plan (Note 2)	837,572	265,524
Other assets	9,633	27,700
Total Assets	1,350,955,336	242,145,578
Liabilities
Investment advisory fees payable (Note 2)	808,023	138,790
Option contracts written, at value (premiums received $2,072,726, $— and $—, respectively)	2,241,554	—
Payable for investment securities purchased	11,994,708	2,058,334
Distribution fees payable (Note 3)	206,530	32,589
Administrative fees payable (Note 2)	53,870	9,914
Trustee deferred compensation plan (Note 2)	837,572	265,524
Service fees payable (Note 3)	38,968	5,722
Trustee fees payable	—	716
Payable for dividends to shareholders	305,197	125,953
Unrealized depreciation on forward foreign currency exchange contracts	74,657	608
Payable for Fund shares redeemed	1,743,485	299,255
Accrued expenses and other liabilities	394,625	233,060
Total Liabilities	18,699,189	3,170,465
Net Assets	$1,332,256,147	$238,975,113
Net Assets Consist of
Capital stock (par value, $0.001 per share)	100,184	21,391
Capital surplus	1,121,883,718	351,038,046
Total distributable earnings (losses)	210,272,245	(112,084,324)
Net Assets	$1,332,256,147	$238,975,113

First Eagle Funds | Semiannual Report | April 30, 2021

April 30, 2021 (unaudited)

First Eagle Fund of America
Assets
Investments, at Cost (Note 1)
Investments in securities of unaffiliated issuers	$455,316,670
Gold bullion	—
Investments, at Value (Note 1)
Investments in securities of unaffiliated issuers	575,058,622
Gold bullion	—
Unrealized appreciation on forward foreign currency exchange contracts	—
Receivable for investment securities sold	1,879,573
Foreign tax reclaims receivable	22,242
Receivable for Fund shares sold	152,573
Accrued interest and dividends receivable	265,239
Due from custodian	—
Investment for trustee deferred compensation plan (Note 2)	1,852,086
Other assets	42,549
Total Assets	579,272,884
Liabilities
Investment advisory fees payable (Note 2)	235,562
Option contracts written, at value (premiums received $2,072,726, $— and $—, respectively)	—
Payable for investment securities purchased	—
Distribution fees payable (Note 3)	107,117
Administrative fees payable (Note 2)	38,275
Trustee deferred compensation plan (Note 2)	1,852,086
Service fees payable (Note 3)	11,963
Trustee fees payable	20,187
Payable for dividends to shareholders	—
Unrealized depreciation on forward foreign currency exchange contracts	—
Payable for Fund shares redeemed	293,155
Accrued expenses and other liabilities	556,662
Total Liabilities	3,115,007
Net Assets	$576,157,877
Net Assets Consist of
Capital stock (par value, $0.001 per share)	26,865
Capital surplus	386,626,526
Total distributable earnings (losses)	189,504,486
Net Assets	$576,157,877

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Assets and Liabilities (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
Class A
Net assets	$446,132,552		$75,042,091
Shares outstanding	33,494,470		8,460,101
Net asset value per share and redemption proceeds per share	13.32		8.87
Offering price per share (NAV per share plus maximum sales charge)*	14.02	(1)	9.29	(2)
Class C
Net assets	$187,951,583		$27,140,345
Shares outstanding	14,148,485		3,062,535
Net asset value per share and redemption proceeds per share	13.28		8.86
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	13.15		8.77
Class I
Net assets	$677,703,861		$135,197,386
Shares outstanding	50,999,860		15,234,024
Net asset value per share and redemption proceeds per share	13.29		8.87
Class Y
Net assets	$—		$—
Shares outstanding	—		—
Net asset value per share and redemption proceeds per share	—		—
Class R3
Net assets	$59,784		$512,456
Shares outstanding	4,500		57,717
Net asset value per share and redemption proceeds per share	13.29		8.88
Class R4
Net assets	$11,496		$10,771
Shares outstanding	866		1,213
Net asset value per share and redemption proceeds per share	13.28		8.88
Class R5
Net assets	$11,518		$10,854
Shares outstanding	867		1,223
Net asset value per share and redemption proceeds per share	13.28		8.87
Class R6
Net assets	$20,385,353		$1,061,210
Shares outstanding	1,535,047		119,582
Net asset value per share and redemption proceeds per share	13.28		8.87

*  A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.

  With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(1)  The maximum sales charge is 5.00% for Class A shares. Classes C, I, Y (for First Eagle Fund of America only), R3, R4, R5 and R6 have no front-end sales charges.

(2)  The maximum sales charge is 4.50% for Class A shares. Classes C, I, R3, R4, R5 and R6 have no front-end sales charges.

(3)  The maximum contingent deferred sales charge (CDSC) is 1.00% for Class C shares, which is charged on the lesser of the original purchase price or the current market value at the time of sale. This pertains to shares sold or redeemed within the first year of purchase.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

April 30, 2021 (unaudited)

	First Eagle Fund of America
Class A
Net assets	$224,782,302
Shares outstanding	8,091,775
Net asset value per share and redemption proceeds per share	27.78
Offering price per share (NAV per share plus maximum sales charge)*	29.24	(1)
Class C
Net assets	$57,533,349
Shares outstanding	3,078,259
Net asset value per share and redemption proceeds per share	18.69
Redemption proceeds per share (NAV per share less maximum contingent deferred sale charge)(3)	18.51
Class I
Net assets	$162,343,861
Shares outstanding	5,586,910
Net asset value per share and redemption proceeds per share	29.06
Class Y
Net assets	$124,864,226
Shares outstanding	4,334,420
Net asset value per share and redemption proceeds per share	28.81
Class R3
Net assets	$59,998
Shares outstanding	2,078
Net asset value per share and redemption proceeds per share	28.87
Class R4
Net assets	$12,267
Shares outstanding	423
Net asset value per share and redemption proceeds per share	29.03
Class R5
Net assets	$12,289
Shares outstanding	423
Net asset value per share and redemption proceeds per share	29.04
Class R6
Net assets	$6,549,585
Shares outstanding	225,407
Net asset value per share and redemption proceeds per share	29.06

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Operations

	First Eagle Global Fund*	First Eagle Overseas Fund*
Investment Income
Interest (net of $419,839, $142,591, $— and $—, foreign taxes withheld)	$14,115,930	$6,045,090
Dividends from: (net of $21,995,433, $14,411,791, $58,491 and $1,100,750 foreign taxes withheld)
Unaffiliated issuers	386,320,139	121,172,582
Affiliated issuers	14,219,663	8,173,782
Total Income	414,655,732	135,391,454
Expenses
Investment advisory fees (Note 2)	172,136,188	53,783,470
Distributions fees (Note 3)
Class A	16,779,302	2,367,245
Class C	13,296,452	862,266
Class R3	2,021	351
Class R4	1,105	4,209
Shareholder servicing agent fees	14,664,504	5,034,712
Service fees (Note 3)
Class C	4,432,151	287,422
Class R3	808	140
Administrative costs (Note 2)	1,968,377	643,127
Professional fees	422,272	266,129
Custodian and accounting fees	2,573,072	1,006,206
Shareholder reporting fees	1,389,239	408,940
Trustees' fees	689,903	204,504
Registration and filing fees	297,591	196,901
Other expenses	501,702	154,356
Total Expenses	229,154,687	65,219,978
Expense waiver (Note 2)	—	—
Net Expenses	229,154,687	65,219,978
Net Investment Income (Loss) (Note 1)	185,501,045	70,171,476
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	1,813,816,376	176,898,257
Transactions in investment securities of affiliated issuers	17,280,059	—
Commodity related transactions	—	—
Settlement of foreign currency and foreign currency transactions	(1,745,465)	(896,952)
Settlement of forward foreign currency exchange contracts	(19,979,928)	(9,267,900)
	1,809,371,042	166,733,405
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,506,019, $380,972, $— and $—)	6,489,018,265	1,652,028,576
Investment securities of affiliated issuers	616,895,836	170,214,653
Foreign currency and foreign currency translations	615,128	494,505
Forward foreign currency exchange contracts	1,894,163	1,043,841
	7,108,423,392	1,823,781,575
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	8,917,794,434	1,990,514,980
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,103,295,479	$2,060,686,456

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

April 30, 2021 (unaudited)

	First Eagle U.S. Value Fund*	First Eagle Gold Fund*
Investment Income
Interest (net of $419,839, $142,591, $— and $—, foreign taxes withheld)	$463,767	$180,709
Dividends from: (net of $21,995,433, $14,411,791, $58,491 and $1,100,750 foreign taxes withheld)
Unaffiliated issuers	9,845,715	11,475,820
Affiliated issuers	—	613,713
Total Income	10,309,482	12,270,242
Expenses
Investment advisory fees (Note 2)	4,529,840	8,705,562
Distributions fees (Note 3)
Class A	675,161	741,914
Class C	387,955	635,615
Class R3	76	983
Class R4	5	436
Shareholder servicing agent fees	412,832	1,125,453
Service fees (Note 3)
Class C	129,318	211,872
Class R3	30	393
Administrative costs (Note 2)	190,895	236,270
Professional fees	105,257	113,085
Custodian and accounting fees	101,774	365,980
Shareholder reporting fees	54,778	73,857
Trustees' fees	26,924	47,305
Registration and filing fees	62,405	150,222
Other expenses	27,524	31,602
Total Expenses	6,704,774	12,440,549
Expense waiver (Note 2)	(301,994)	—
Net Expenses	6,402,780	12,440,549
Net Investment Income (Loss) (Note 1)	3,906,702	(170,307)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	98,479,735	9,813,726
Transactions in investment securities of affiliated issuers	—	—
Commodity related transactions	13,581,543	2,009,429
Settlement of foreign currency and foreign currency transactions	(5,393)	(14,986)
Settlement of forward foreign currency exchange contracts	—	—
	112,055,885	11,808,169
Changes in unrealized appreciation (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions (net of decrease in deferred capital gain country tax accruals of $1,506,019, $380,972, $— and $—)	170,845,591	(205,989,411)
Investment securities of affiliated issuers	—	7,602,270
Foreign currency and foreign currency translations	—	5,165
Forward foreign currency exchange contracts	—	—
	170,845,591	(198,381,976)
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions	282,901,476	(186,573,807)
Net Increase (Decrease) in Net Assets Resulting from Operations	$286,808,178	$(186,744,114)

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Operations (continued)

	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Investment Income
Interest (net of $11,969, $— and $—, foreign taxes withheld)	$5,441,037	$5,987,235
Dividends from: (net of $1,013,900, $— and $80,794 foreign taxes withheld)
Unaffiliated issuers	13,614,790	15
Total Income	19,055,827	5,987,250
Expenses
Investment advisory fees (Note 2)	4,769,676	848,001
Distributions fees (Note 3)
Class A	503,605	94,590
Class C	715,229	112,788
Class Y	—	—
Class R3	70	587
Class R4	5	5
Shareholder servicing agent fees	390,770	107,133
Service fees (Note 3)
Class C	238,410	37,596
Class R3	28	235
Administrative costs (Note 2)	317,983	60,572
Professional fees	111,924	118,712
Custodian and accounting fees	125,820	68,385
Shareholder reporting fees	45,513	16,867
Trustees' fees	20,846	3,750
Registration and filing fees	80,682	54,202
Other expenses	27,938	15,056
Total Expenses	7,348,499	1,538,479
Expense waiver (Note 2)	—	(121,142)
Net Expenses	7,348,499	1,417,337
Net Investment Income (Note 1)	11,707,328	4,569,913
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	26,062,651	1,232,035
Settlement of foreign currency and foreign currency transactions	(6,829)	—
Settlement of forward foreign currency exchange contracts	(601,078)	(2,170)
Expiration or closing of option contracts written	1,009,106	—
	26,463,850	1,229,865
Changes in unrealized (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions	177,655,309	3,282,468
Foreign currency and foreign currency translations	3,297	—
Forward foreign currency exchange contracts	51,260	(1,466)
Option contracts written	(534,431)	—
	177,175,435	3,281,002
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	203,639,285	4,510,867
Net Increase in Net Assets Resulting from Operations	$215,346,613	$9,080,780

  See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

April 30, 2021 (unaudited)

First Eagle Fund of America
Investment Income
Interest (net of $11,969, $— and $—, foreign taxes withheld)	$5,584
Dividends from: (net of $1,013,900, $— and $80,794 foreign taxes withheld)
Unaffiliated issuers	3,720,167
Total Income	3,725,751
Expenses
Investment advisory fees (Note 2)	1,397,096
Distributions fees (Note 3)
Class A	267,110
Class C	228,172
Class Y	147,604
Class R3	67
Class R4	5
Shareholder servicing agent fees	286,071
Service fees (Note 3)
Class C	76,057
Class R3	27
Administrative costs (Note 2)	91,155
Professional fees	134,210
Custodian and accounting fees	68,597
Shareholder reporting fees	44,328
Trustees' fees	12,876
Registration and filing fees	57,624
Other expenses	22,364
Total Expenses	2,833,363
Expense waiver (Note 2)	(295,712)
Net Expenses	2,537,651
Net Investment Income (Note 1)	1,188,100
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Related Transactions (Note 1)
Net realized gains (losses) from:
Transactions in investment securities of unaffiliated issuers	56,522,549
Settlement of foreign currency and foreign currency transactions	(28,884)
Settlement of forward foreign currency exchange contracts	—
Expiration or closing of option contracts written	(257,843)
56,235,822
Changes in unrealized (depreciation) of:
Investment securities of unaffiliated issuers and commodity related transactions	79,762,844
Foreign currency and foreign currency translations	547
Forward foreign currency exchange contracts	—
Option contracts written	(746,245)
79,017,146
Net realized and unrealized gains (losses) on investments, commodity, foreign currency and forward contract related transactions and option contracts written	135,252,968
Net Increase in Net Assets Resulting from Operations	$136,441,068

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Changes in Net Assets

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations
Net investment income (loss)	$185,501,045	$432,765,895	$70,171,476	$135,310,003
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	1,809,371,042	1,030,461,859	166,733,405	38,021,236
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	7,108,423,392	(2,559,097,696)	1,823,781,575	(543,067,200)
Net increase (decrease) in net assets resulting from operations	9,103,295,479	(1,095,869,942)	2,060,686,456	(369,735,961)
Distributions to Shareholders
Distributable earnings:
Class A	(315,110,484)	(727,157,248)	(3,992,024)	(112,662,006)
Class C	(59,920,144)	(253,451,927)	—	(16,616,159)
Class I	(697,013,867)	(1,680,013,813)	(50,625,638)	(586,922,532)
Class R3	(90,445)	(627,346)	(397)	(4,784)
Class R4	(60,986)	(115,672)	(42,486)	(4,920)
Class R5	(170)	(554)	(49)	(963)
Class R6	(45,909,407)	(53,668,468)	(7,148,037)	(41,868,450)
Decrease in net assets resulting from distributions	(1,118,105,503)	(2,715,035,028)	(61,808,631)	(758,079,814)
Fund Share Transactions
Class A
Net proceeds from shares sold	849,292,323	1,852,600,955	139,700,631	271,320,769
Net asset value of shares issued for reinvested dividends and distributions	270,175,828	649,821,149	3,615,181	103,426,331
Cost of shares redeemed	(1,195,306,593)	(3,050,252,521)	(213,397,099)	(584,171,239)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(75,838,442)	(547,830,417)	(70,081,287)	(209,424,139)
Class C
Net proceeds from shares sold	115,123,191	253,103,922	8,150,715	18,717,342
Net asset value of shares issued for reinvested dividends and distributions	56,376,781	209,543,108	—	14,150,158
Cost of shares redeemed	(786,587,695)	(2,271,836,086)	(56,916,418)	(154,219,857)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	(615,087,723)	(1,809,189,056)	(48,765,703)	(121,352,357)
Class I
Net proceeds from shares sold	2,370,877,123	4,893,149,557	1,408,018,702	2,859,277,683
Net asset value of shares issued for reinvested dividends and distributions	588,547,599	1,412,959,434	45,022,820	520,207,592
Cost of shares redeemed	(2,795,450,154)	(9,763,811,531)	(1,413,418,447)	(3,495,483,508)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	163,974,568	(3,457,702,540)	39,623,075	(115,998,233)

First Eagle Funds | Semiannual Report | April 30, 2021

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations
Net investment income (loss)	$3,906,702	$11,530,733	$(170,307)	$(6,962,153)
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions	112,055,885	23,717,973	11,808,169	14,918,369
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations	170,845,591	(77,801,551)	(198,381,976)	532,116,971
Net increase (decrease) in net assets resulting from operations	286,808,178	(42,552,845)	(186,744,114)	540,073,187
Distributions to Shareholders
Distributable earnings:
Class A	(9,095,373)	(48,290,389)	(7,576,869)	—
Class C	(833,896)	(14,144,878)	(1,315,313)	—
Class I	(10,728,386)	(60,172,080)	(20,539,044)	(523,987)
Class R3	(883)	(4,247)	(5,218)	(185)
Class R4	(164)	(796)	(12,726)	—
Class R5	(1,064)	(801)	(15,658)	(16)
Class R6	(331,599)	(510,941)	(2,703,539)	(280,281)
Decrease in net assets resulting from distributions	(20,991,365)	(123,124,132)	(32,168,367)	(804,469)
Fund Share Transactions
Class A
Net proceeds from shares sold	43,634,365	87,835,828	88,939,129	249,993,321
Net asset value of shares issued for reinvested dividends and distributions	7,757,290	43,613,086	7,065,621	—
Cost of shares redeemed	(62,547,546)	(193,078,324)	(94,235,717)	(155,054,396)
Redemption fees	—	—	—	57,766
Increase (decrease) in net assets from Fund share transactions	(11,155,891)	(61,629,410)	1,769,033	94,996,691
Class C
Net proceeds from shares sold	3,348,879	12,547,849	25,191,637	72,190,468
Net asset value of shares issued for reinvested dividends and distributions	810,746	11,984,426	1,196,048	—
Cost of shares redeemed	(27,199,074)	(97,424,297)	(22,375,521)	(53,763,811)
Redemption fees	—	—	—	8,266
Increase (decrease) in net assets from Fund share transactions	(23,039,449)	(72,892,022)	4,012,164	18,434,923
Class I
Net proceeds from shares sold	37,368,271	146,948,288	398,370,106	872,020,463
Net asset value of shares issued for reinvested dividends and distributions	6,724,589	43,787,753	17,491,897	415,493
Cost of shares redeemed	(80,403,434)	(354,648,385)	(310,822,958)	(284,542,023)
Redemption fees	—	—	—	44,222
Increase (decrease) in net assets from Fund share transactions	(36,310,574)	(163,912,344)	105,039,045	587,938,155

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class R3
Net proceeds from shares sold	105,022	1,198,217	233,186	94,597
Net asset value of shares issued for reinvested dividends and distributions	90,445	627,345	397	4,785
Cost of shares redeemed	(4,617,816)	(7,963,480)	(73,956)	(2,101)
Increase (decrease) in net assets from Fund share transactions	(4,422,349)	(6,137,918)	159,627	97,281
Class R4
Net proceeds from shares sold	181,887	2,062,455	904,385	7,506,074
Net asset value of shares issued for reinvested dividends and distributions	60,986	115,672	42,486	4,921
Cost of shares redeemed	(542,542)	(1,665,223)	(1,838,272)	(77,940)
Increase (decrease) in net assets from Fund share transactions	(299,669)	512,904	(891,401)	7,433,055
Class R5
Net proceeds from shares sold	—	—	26,327	20,586
Net asset value of shares issued for reinvested dividends and distributions	171	554	36	962
Cost of shares redeemed	—	—	(48)	(9,551)
Increase (decrease) in net assets from Fund share transactions	171	554	26,315	11,997
Class R6
Net proceeds from shares sold	310,316,798	872,725,207	698,030,899	351,615,036
Net asset value of shares issued for reinvested dividends and distributions	42,756,670	52,477,319	7,029,534	41,799,858
Cost of shares redeemed	(181,092,537)	(269,917,964)	(170,544,408)	(187,863,662)
Redemption fees	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	171,980,931	655,284,562	534,516,025	205,551,232
Increase (decrease) in net assets from Fund share transactions	(359,692,513)	(5,165,061,911)	454,586,651	(233,681,164)
Net increase (decrease) in net assets	7,625,497,463	(8,975,966,881)	2,453,464,476	(1,361,496,939)
Net Assets (Note 1)
Beginning of period	41,372,928,544	50,348,895,425	12,597,100,749	13,958,597,688
End of period	$48,998,426,007	$41,372,928,544	$15,050,565,225	$12,597,100,749
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	218,563,801	230,587,736	76,443,647	86,231,883
Shares sold	13,564,939	33,348,811	5,443,893	11,972,562
Shares issued on reinvestment of distributions	4,522,528	11,307,136	144,089	4,345,644
Shares redeemed	(19,293,693)	(56,679,882)	(8,361,352)	(26,106,442)
Shares outstanding, end of period	217,357,575	218,563,801	73,670,277	76,443,647
Class C
Shares outstanding, beginning of period	64,457,855	99,119,725	10,447,967	16,062,430
Shares sold	1,900,805	4,737,739	332,251	871,934
Shares issued on reinvestment of distributions	977,406	3,778,956	—	617,102
Shares redeemed	(13,092,602)	(43,178,565)	(2,313,754)	(7,103,499)
Shares outstanding, end of period	54,243,464	64,457,855	8,466,464	10,447,967

First Eagle Funds | Semiannual Report | April 30, 2021

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class R3
Net proceeds from shares sold	—	—	896,858	318,391
Net asset value of shares issued for reinvested dividends and distributions	883	4,248	5,218	185
Cost of shares redeemed	—	—	(34,674)	(519,244)
Increase (decrease) in net assets from Fund share transactions	883	4,248	867,402	(200,668)
Class R4
Net proceeds from shares sold	—	—	119,469	1,018,776
Net asset value of shares issued for reinvested dividends and distributions	163	796	12,726	—
Cost of shares redeemed	—	—	(131,388)	(345,313)
Increase (decrease) in net assets from Fund share transactions	163	796	807	673,463
Class R5
Net proceeds from shares sold	4,060	41,580	462,685	749,882
Net asset value of shares issued for reinvested dividends and distributions	195	801	6,374	9
Cost of shares redeemed	(201)	(664)	(633,592)	(352,773)
Increase (decrease) in net assets from Fund share transactions	4,054	41,717	(164,533)	397,118
Class R6
Net proceeds from shares sold	4,041,844	11,318,144	32,897,898	102,328,069
Net asset value of shares issued for reinvested dividends and distributions	331,191	509,354	2,615,039	280,259
Cost of shares redeemed	(2,447,206)	(12,599,924)	(105,787,040)	(104,546,761)
Redemption fees	—	—	—	8,010
Increase (decrease) in net assets from Fund share transactions	1,925,829	(772,426)	(70,274,103)	(1,930,423)
Increase (decrease) in net assets from Fund share transactions	(68,574,985)	(299,159,441)	41,249,815	700,309,259
Net increase (decrease) in net assets	197,241,828	(464,836,418)	(177,662,666)	1,239,577,977
Net Assets (Note 1)
Beginning of period	1,108,359,506	1,573,195,924	2,459,394,623	1,219,816,646
End of period	$1,305,601,334	$1,108,359,506	$2,281,731,957	$2,459,394,623
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	28,622,135	32,562,859	24,499,606	20,722,606
Shares sold	2,259,232	5,337,012	3,621,625	10,636,415
Shares issued on reinvestment of distributions	424,359	2,452,929	283,988	—
Shares redeemed	(3,281,591)	(11,730,665)	(3,861,569)	(6,859,415)
Shares outstanding, end of period	28,024,135	28,622,135	24,543,650	24,499,606
Class C
Shares outstanding, beginning of period	6,326,967	10,862,306	7,523,782	6,758,790
Shares sold	178,317	824,068	1,117,949	3,294,969
Shares issued on reinvestment of distributions	46,435	707,463	52,597	—
Shares redeemed	(1,481,108)	(6,066,870)	(1,004,198)	(2,529,977)
Shares outstanding, end of period	5,070,611	6,326,967	7,690,130	7,523,782

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Changes in Net Assets (continued)

	First Eagle Global Fund*		First Eagle Overseas Fund*
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class I
Shares outstanding, beginning of period	435,121,397	506,278,698	414,893,100	423,625,800
Shares sold	37,803,986	89,336,919	53,645,847	125,439,685
Shares issued on reinvestment of distributions	9,805,858	24,479,547	1,753,908	21,372,539
Shares redeemed	(44,900,545)	(184,973,767)	(53,757,602)	(155,544,924)
Shares outstanding, end of period	437,830,696	435,121,397	416,535,253	414,893,100
Class R3
Shares outstanding, beginning of period	81,176	199,079	7,866	3,807
Shares sold	1,686	21,167	8,813	3,962
Shares issued on reinvestment of distributions	1,507	10,897	16	196
Shares redeemed	(76,606)	(149,967)	(2,795)	(99)
Shares outstanding, end of period	7,763	81,176	13,900	7,866
Class R4
Shares outstanding, beginning of period	38,806	30,686	313,837	3,611
Shares sold	2,857	36,088	34,892	313,274
Shares issued on reinvestment of distributions	1,017	2,005	1,658	202
Shares redeemed	(8,730)	(29,973)	(68,326)	(3,250)
Shares outstanding, end of period	33,950	38,806	282,061	313,837
Class R5
Shares outstanding, beginning of period	179	170	1,149	651
Shares sold	—	—	1,033	869
Shares issued on reinvestment of distributions	3	9	1	40
Shares redeemed	—	—	(2)	(411)
Shares outstanding, end of period	182	179	2,181	1,149
Class R6
Shares outstanding, beginning of period	27,859,910	15,855,426	39,321,157	30,086,600
Shares sold	5,009,224	15,953,142	26,829,461	15,448,992
Shares issued on reinvestment of distributions	712,255	909,013	273,949	1,717,332
Shares redeemed	(2,876,931)	(4,857,671)	(6,442,084)	(7,931,767)
Shares outstanding, end of period	30,704,458	27,859,910	59,982,483	39,321,157

*  First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund and First Eagle Gold Fund financial statements are shown on a consolidated basis and includes the balances of the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

	First Eagle U.S. Value Fund*		First Eagle Gold Fund*
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class I
Shares outstanding, beginning of period	29,211,135	39,001,968	52,495,301	28,802,758
Shares sold	1,908,534	9,294,883	15,678,743	35,825,014
Shares issued on reinvestment of distributions	360,955	2,417,877	682,477	21,618
Shares redeemed	(4,156,563)	(21,503,593)	(12,385,503)	(12,154,089)
Shares outstanding, end of period	27,324,061	29,211,135	56,471,018	52,495,301
Class R3
Shares outstanding, beginning of period	3,066	2,832	17,463	25,614
Shares sold	—	—	37,061	14,635
Shares issued on reinvestment of distributions	48	234	204	10
Shares redeemed	—	—	(1,480)	(22,796)
Shares outstanding, end of period	3,114	3,066	53,248	17,463
Class R4
Shares outstanding, beginning of period	559	515	34,389	539
Shares sold	—	—	4,768	49,072
Shares issued on reinvestment of distributions	9	44	495	—
Shares redeemed	—	—	(5,282)	(15,222)
Shares outstanding, end of period	568	559	34,370	34,389
Class R5
Shares outstanding, beginning of period	3,042	515	24,936	8,627
Shares sold	207	2,522	17,120	35,912
Shares issued on reinvestment of distributions	10	44	249	—
Shares redeemed	(10)	(39)	(24,820)	(19,603)
Shares outstanding, end of period	3,249	3,042	17,485	24,936
Class R6
Shares outstanding, beginning of period	869,157	830,020	7,695,443	8,475,720
Shares sold	202,656	673,656	1,300,613	3,854,823
Shares issued on reinvestment of distributions	17,787	28,126	101,871	14,566
Shares redeemed	(123,360)	(662,645)	(4,214,447)	(4,649,666)
Shares outstanding, end of period	966,240	869,157	4,883,480	7,695,443

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations
Net investment income	$11,707,328	$24,686,081	$4,569,913	$10,196,921
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions and option contracts written	26,463,850	14,926,116	1,229,865	(12,147,452)
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations and option contracts written	177,175,435	(97,256,194)	3,281,002	11,617,191
Net increase (decrease) in net assets resulting from operations	215,346,613	(57,643,997)	9,080,780	9,666,660
Distributions to Shareholders
Distributable earnings:
Class A	(8,354,585)	(8,328,144)	(1,478,753)	(2,969,744)
Class C	(3,327,653)	(3,582,822)	(472,552)	(1,426,602)
Class I	(14,905,037)	(17,577,014)	(2,811,770)	(5,568,397)
Class Y	—	—	—	—
Class R3	(1,115)	(982)	(9,088)	(2,591)
Class R4	(215)	(205)	(179)	(370)
Class R5	(220)	(216)	(206)	(428)
Class R6	(398,282)	(113,730)	(22,063)	(44,875)
Decrease in net assets resulting from distributions	(26,987,107)	(29,603,113)	(4,794,611)	(10,013,007)
Fund Share Transactions
Class A
Net proceeds from shares sold	74,473,943	140,271,815	8,308,102	23,079,334
Net asset value of shares issued for reinvested dividends and distributions	7,419,062	7,478,008	1,398,841	2,818,700
Cost of shares redeemed	(53,885,611)	(157,027,291)	(9,134,745)	(25,909,910)
Increase (decrease) in net assets from Fund share transactions	28,007,394	(9,277,468)	572,198	(11,876)
Class C
Net proceeds from shares sold	5,809,301	23,537,223	1,084,775	3,866,847
Net asset value of shares issued for reinvested dividends and distributions	3,157,108	3,142,704	469,092	1,311,844
Cost of shares redeemed	(35,849,237)	(114,330,966)	(7,017,022)	(22,618,745)
Decrease in net assets from Fund share transactions	(26,882,828)	(87,651,039)	(5,463,155)	(17,440,054)
Class I
Net proceeds from shares sold	61,080,337	151,342,708	24,117,929	50,903,784
Net asset value of shares issued for reinvested dividends and distributions	12,465,532	14,303,065	2,050,398	4,436,961
Cost of shares redeemed	(124,564,031)	(281,113,558)	(19,767,293)	(74,116,525)
Increase (decrease) in net assets from Fund share transactions	(51,018,162)	(115,467,785)	6,401,034	(18,775,780)
First Eagle Funds | Semiannual Report | April 30, 2021

	First Eagle Fund of America
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Operations
Net investment income	$1,188,100	$406,830
Net realized gain (loss) from investments, commodity, foreign currency and forward contract related transactions and option contracts written	56,235,822	107,333,380
Change in unrealized appreciation (depreciation) of investments, commodity, foreign currency and forward contract related translations and option contracts written	79,017,146	(121,550,427)
Net increase (decrease) in net assets resulting from operations	136,441,068	(13,810,217)
Distributions to Shareholders
Distributable earnings:
Class A	(33,948,980)	(2,425,525)
Class C	(14,232,302)	(1,289,937)
Class I	(26,739,184)	(4,713,124)
Class Y	(18,283,361)	(2,379,215)
Class R3	(7,863)	(435)
Class R4	(1,618)	(113)
Class R5	(1,631)	(115)
Class R6	(926,407)	(30,701)
Decrease in net assets resulting from distributions	(94,141,346)	(10,839,165)
Fund Share Transactions
Class A
Net proceeds from shares sold	13,830,264	25,571,338
Net asset value of shares issued for reinvested dividends and distributions	31,366,931	2,293,351
Cost of shares redeemed	(41,735,861)	(90,699,499)
Increase (decrease) in net assets from Fund share transactions	3,461,334	(62,834,810)
Class C
Net proceeds from shares sold	509,157	3,677,577
Net asset value of shares issued for reinvested dividends and distributions	14,128,456	1,178,681
Cost of shares redeemed	(20,474,504)	(53,781,315)
Decrease in net assets from Fund share transactions	(5,836,891)	(48,925,057)
Class I
Net proceeds from shares sold	14,389,692	19,769,169
Net asset value of shares issued for reinvested dividends and distributions	15,315,007	3,209,604
Cost of shares redeemed	(47,765,584)	(231,370,730)
Increase (decrease) in net assets from Fund share transactions	(18,060,885)	(208,391,957)

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class Y
Net proceeds from shares sold	—	—	—	—
Net asset value of shares issued for reinvested dividends and distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Increase (decrease) in net assets from Fund share transactions	—	—	—	—
Class R3
Net proceeds from shares sold	—	—	65,981	399,863
Net asset value of shares issued for reinvested dividends and distributions	1,115	982	9,087	2,591
Cost of shares redeemed	—	—	(23,258)	—
Increase in net assets from Fund share transactions	1,115	982	51,810	402,454
Class R4
Net asset value of shares issued for reinvested dividends and distributions	215	206	178	370
Increase in net assets from Fund share transactions	215	206	178	370
Class R5
Net asset value of shares issued for reinvested dividends and distributions	220	216	206	428
Increase in net assets from Fund share transactions	220	216	206	428
Class R6
Net proceeds from shares sold	3,731,071	17,380,803	29,894	1,127,932
Net asset value of shares issued for reinvested dividends and distributions	394,597	113,664	22,064	44,255
Cost of shares redeemed	(2,002,022)	(2,910,829)	(42,515)	(2,063,373)
Increase (decrease) in net assets from Fund share transactions	2,123,646	14,583,638	9,443	(891,186)
Increase (decrease) in net assets from Fund share transactions	(47,768,400)	(197,811,250)	1,571,714	(36,715,644)
Net increase (decrease) in net assets	140,591,106	(285,058,360)	5,857,883	(37,061,991)
Net Assets (Note 1)
Beginning of period	1,191,665,041	1,476,723,401	233,117,230	270,179,221
End of period	$1,332,256,147	$1,191,665,041	$238,975,113	$233,117,230
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	31,324,150	32,351,845	8,395,840	8,445,828
Shares sold	5,824,545	11,998,649	931,526	2,735,485
Shares issued on reinvestment of distributions	589,106	646,883	156,688	333,975
Shares redeemed	(4,243,331)	(13,673,227)	(1,023,953)	(3,119,448)
Shares outstanding, end of period	33,494,470	31,324,150	8,460,101	8,395,840

First Eagle Funds | Semiannual Report | April 30, 2021

	First Eagle Fund of America
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class Y
Net proceeds from shares sold	537,473	3,883,413
Net asset value of shares issued for reinvested dividends and distributions	17,218,342	2,295,514
Cost of shares redeemed	(14,538,446)	(137,098,467)
Increase (decrease) in net assets from Fund share transactions	3,217,369	(130,919,540)
Class R3
Net proceeds from shares sold	—	—
Net asset value of shares issued for reinvested dividends and distributions	7,863	435
Cost of shares redeemed	—	—
Increase in net assets from Fund share transactions	7,863	435
Class R4
Net asset value of shares issued for reinvested dividends and distributions	1,618	113
Increase in net assets from Fund share transactions	1,618	113
Class R5
Net asset value of shares issued for reinvested dividends and distributions	1,631	115
Increase in net assets from Fund share transactions	1,631	115
Class R6
Net proceeds from shares sold	880,225	4,203,634
Net asset value of shares issued for reinvested dividends and distributions	910,513	30,700
Cost of shares redeemed	(1,241,164)	(1,497,382)
Increase (decrease) in net assets from Fund share transactions	549,574	2,736,952
Increase (decrease) in net assets from Fund share transactions	(16,658,387)	(448,333,749)
Net increase (decrease) in net assets	25,641,335	(472,983,131)
Net Assets (Note 1)
Beginning of period	550,516,542	1,023,499,673
End of period	$576,157,877	$550,516,542
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	7,878,416	10,337,706
Shares sold	538,654	1,012,135
Shares issued on reinvestment of distributions	1,286,135	83,730
Shares redeemed	(1,611,430)	(3,555,155)
Shares outstanding, end of period	8,091,775	7,878,416

First Eagle Funds | Semiannual Report | April 30, 2021

Statements of Changes in Net Assets (continued)

	First Eagle Global Income Builder Fund		First Eagle High Income Fund
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class C
Shares outstanding, beginning of period	16,265,829	23,864,750	3,674,826	5,756,398
Shares sold	458,009	2,073,899	121,443	468,740
Shares issued on reinvestment of distributions	252,292	272,926	52,558	155,661
Shares redeemed	(2,827,645)	(9,945,746)	(786,292)	(2,705,973)
Shares outstanding, end of period	14,148,485	16,265,829	3,062,535	3,674,826
Class I
Shares outstanding, beginning of period	55,060,055	65,476,769	14,522,650	16,584,726
Shares sold	4,768,000	13,196,284	2,698,348	6,177,369
Shares issued on reinvestment of distributions	992,783	1,238,136	229,543	524,656
Shares redeemed	(9,820,978)	(24,851,134)	(2,216,517)	(8,764,101)
Shares outstanding, end of period	50,999,860	55,060,055	15,234,024	14,522,650
Class Y
Shares outstanding, beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued on reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Shares outstanding, end of period	—	—	—	—
Class R3
Shares outstanding, beginning of period	4,411	4,326	51,915	6,015
Shares sold	—	—	7,407	45,595
Shares issued on reinvestment of distributions	89	85	1,017	305
Shares redeemed	—	—	(2,622)	—
Shares outstanding, end of period	4,500	4,411	57,717	51,915
Class R4
Shares outstanding, beginning of period	848	831	1,193	1,149
Shares issued on reinvestment of distributions	18	17	20	44
Shares outstanding, end of period	866	848	1,213	1,193
Class R5
Shares outstanding, beginning of period	850	831	1,200	1,149
Shares issued on reinvestment of distributions	17	19	23	51
Shares outstanding, end of period	867	850	1,223	1,200
Class R6
Shares outstanding, beginning of period	1,367,750	101,795	118,516	218,887
Shares sold	293,799	1,502,681	3,330	130,054
Shares issued on reinvestment of distributions	31,398	9,768	2,470	5,150
Shares redeemed	(157,900)	(246,494)	(4,734)	(235,575)
Shares outstanding, end of period	1,535,047	1,367,750	119,582	118,516

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

	First Eagle Fund of America
	For the Six Months Ended April 30, 2021 (unaudited)	For the Year Ended October 31, 2020
Class C
Shares outstanding, beginning of period	3,357,306	5,943,338
Shares sold	29,829	211,141
Shares issued on reinvestment of distributions	859,395	58,964
Shares redeemed	(1,168,271)	(2,856,137)
Shares outstanding, end of period	3,078,259	3,357,306
Class I
Shares outstanding, beginning of period	6,209,982	13,959,992
Shares sold	542,236	741,746
Shares issued on reinvestment of distributions	600,448	112,855
Shares redeemed	(1,765,756)	(8,604,611)
Shares outstanding, end of period	5,586,910	6,209,982
Class Y
Shares outstanding, beginning of period	4,180,448	9,072,699
Shares sold	20,735	139,730
Shares issued on reinvestment of distributions	680,870	81,228
Shares redeemed	(547,633)	(5,113,209)
Shares outstanding, end of period	4,334,420	4,180,448
Class R3
Shares outstanding, beginning of period	1,768	1,753
Shares sold	—	—
Shares issued on reinvestment of distributions	310	15
Shares redeemed	—	—
Shares outstanding, end of period	2,078	1,768
Class R4
Shares outstanding, beginning of period	359	355
Shares issued on reinvestment of distributions	64	4
Shares outstanding, end of period	423	359
Class R5
Shares outstanding, beginning of period	359	355
Shares issued on reinvestment of distributions	64	4
Shares outstanding, end of period	423	359
Class R6
Shares outstanding, beginning of period	203,180	96,369
Shares sold	32,451	161,794
Shares issued on reinvestment of distributions	35,696	1,079
Shares redeemed	(45,920)	(56,062)
Shares outstanding, end of period	225,407	203,180

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$55.42	0.22	11.96	12.18	(0.51)	(0.95)	—	(1.46)
October 31, 2020	$59.15	0.48	(1.03)	(0.55)	(0.73)	(2.45)	—	(3.18)
October 31, 2019	$56.37	0.64	5.37	6.01	(0.43)	(2.80)	—	(3.23)
October 31, 2018	$60.46	0.49	(2.08)	(1.59)	(0.44)	(2.06)	—	(2.50)
October 31, 2017	$56.36	0.25	6.41	6.66	(0.21)	(2.35)	—	(2.56)
October 31, 2016	$53.10	0.30	3.56	3.86	(0.07)	(0.53)	—	(0.60)
First Eagle Global Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$53.12	(0.02)	11.50	11.48	—	(0.95)	—	(0.95)
October 31, 2020	$56.69	0.07	(1.01)	(0.94)	(0.18)	(2.45)	—	(2.63)
October 31, 2019	$54.11	0.18	5.20	5.38	—	(2.80)	—	(2.80)
October 31, 2018	$58.14	0.05	(2.02)	(1.97)	—	(2.06)	—	(2.06)
October 31, 2017	$54.47	(0.16)	6.18	6.02	—	(2.35)	—	(2.35)
October 31, 2016	$51.66	(0.11)	3.45	3.34	—	(0.53)	—	(0.53)
First Eagle Global Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$55.79	0.30	12.04	12.34	(0.66)	(0.95)	—	(1.61)
October 31, 2020	$59.52	0.63	(1.03)	(0.40)	(0.88)	(2.45)	—	(3.33)
October 31, 2019	$56.73	0.78	5.41	6.19	(0.60)	(2.80)	—	(3.40)
October 31, 2018	$60.85	0.66	(2.11)	(1.45)	(0.61)	(2.06)	—	(2.67)
October 31, 2017	$56.70	0.43	6.42	6.85	(0.35)	(2.35)	—	(2.70)
October 31, 2016	$53.43	0.44	3.57	4.01	(0.21)	(0.53)	—	(0.74)
First Eagle Global Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$55.47	0.12	12.00	12.12	(0.30)	(0.95)	—	(1.25)
October 31, 2020	$59.34	0.48	(1.07)	(0.59)	(0.83)	(2.45)	—	(3.28)
October 31, 2019	$56.62	0.60	5.38	5.98	(0.46)	(2.80)	—	(3.26)
For The Period 5/01/18^- 10/31/18	$58.95	0.28	(2.61)	(2.33)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$66.14	22.26	%(b)	$14,376,436	1.10	%(c)	1.10	%(c)	0.70	%(c)	0.70	%(c)	1.95	%(b)
October 31, 2020	$55.42	(1.12)%		$12,112,205	1.11%		1.11%		0.87%		0.87%		10.84%
October 31, 2019	$59.15	11.44%		$13,638,545	1.11%		1.11%		1.13%		1.13%		10.26%
October 31, 2018	$56.37	(2.82)%		$12,357,124	1.11%		1.11%		0.84%		0.84%		14.91%
October 31, 2017	$60.46	12.35%		$14,907,330	1.11%		1.11%		0.44%		0.44%		9.67%
October 31, 2016	$56.36	7.38%		$15,833,531	1.10%		1.10%		0.55%		0.55%		11.54%
First Eagle Global Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$63.65	21.80	%(b)	$3,452,601	1.87	%(c)	1.87	%(c)	(0.08	)%(c)	(0.08	)%(c)	1.95	%(b)
October 31, 2020	$53.12	(1.86)%		$3,423,967	1.87%		1.87%		0.13%		0.13%		10.84%
October 31, 2019	$56.69	10.58%		$5,619,288	1.87%		1.86%		0.33%		0.33%		10.26%
October 31, 2018	$54.11	(3.54)%		$8,667,512	1.86%		1.86%		0.09%		0.09%		14.91%
October 31, 2017	$58.14	11.52%		$10,589,991	1.85%		1.85%		(0.29)%		(0.29)%		9.67%
October 31, 2016	$54.47	6.56%		$11,505,279	1.86%		1.86%		(0.21)%		(0.21)%		11.54%
First Eagle Global Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$66.52	22.43	%(b)	$29,123,582	0.84	%(c)	0.84	%(c)	0.96	%(c)	0.96	%(c)	1.95	%(b)
October 31, 2020	$55.79	(0.86)%		$24,274,791	0.86%		0.86%		1.14%		1.14%		10.84%
October 31, 2019	$59.52	11.72%		$30,133,165	0.85%		0.85%		1.38%		1.38%		10.26%
October 31, 2018	$56.73	(2.54)%		$29,334,134	0.84%		0.84%		1.11%		1.11%		14.91%
October 31, 2017	$60.85	12.64%		$30,858,477	0.84%		0.84%		0.74%		0.74%		9.67%
October 31, 2016	$56.70	7.65%		$22,357,335	0.84%		0.84%		0.81%		0.81%		11.54%
First Eagle Global Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$66.34	22.09	%(b)	$515	1.21	%(c)	1.21	%(c)	0.40	%(c)	0.40	%(c)	1.95	%(b)
October 31, 2020	$55.47	(1.21)%		$4,503	1.18%		1.18%		0.86%		0.87%		10.84%
October 31, 2019	$59.34	11.31%		$11,813	1.14%		1.14%		1.03%		1.03%		10.26%
For The Period 5/01/18^- 10/31/18	$56.62	(3.95	)%(b)	$48	1.25	%(c)	1.25	%(c)	0.95	%(c)	0.95	%(c)	14.91	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$55.72	0.24	12.02	12.26	(0.60)	(0.95)	—	(1.55)
October 31, 2020	$59.48	0.57	(1.02)	(0.45)	(0.86)	(2.45)	—	(3.31)
October 31, 2019	$56.70	0.74	5.36	6.10	(0.52)	(2.80)	—	(3.32)
For The Period 1/17/18^- 10/31/18	$61.60	0.55	(5.45)	(4.90)	—	—	—	—
First Eagle Global Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$54.98	(0.15)	11.89	11.74	—	(0.95)	—	(0.95)
For The Year Ended October 31, 2020	$59.47	(0.16)	(1.06)	(1.22)	(0.82)	(2.45)	—	(3.27)
For The Period 7/29/19^- 10/31/19	$58.99	0.12	0.36	0.48	—	—	—	—
First Eagle Global Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$55.83	0.32	12.04	12.36	(0.70)	(0.95)	—	(1.65)
October 31, 2020	$59.55	0.64	(0.99)	(0.35)	(0.92)	(2.45)	—	(3.37)
October 31, 2019	$56.76	0.82	5.41	6.23	(0.64)	(2.80)	—	(3.44)
October 31, 2018	$60.88	0.72	(2.14)	(1.42)	(0.64)	(2.06)	—	(2.70)
For The Period 3/01/17^- 10/31/17	$57.33	0.37	3.18	3.55	—	—	—	—
First Eagle Overseas Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$22.80	0.09	3.56	3.65	(0.05)	—	—	(0.05)
October 31, 2020	$24.65	0.19	(0.71)	(0.52)	(0.50)	(0.83)	—	(1.33)
October 31, 2019	$22.71	0.32	2.28	2.60	(0.27)	(0.39)	—	(0.66)
October 31, 2018	$25.33	0.25	(2.03)	(1.78)	(0.40)	(0.44)	—	(0.84)
October 31, 2017	$23.86	0.12	2.16	2.28	(0.26)	(0.55)	—	(0.81)
October 31, 2016	$22.62	0.19	1.34	1.53	(0.04)	(0.25)	—	(0.29)

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$66.43	22.31	%(b)	$2,255	1.01	%(c)	1.01	%(c)	0.78	%(c)	0.78	%(c)	1.95	%(b)
October 31, 2020	$55.72	(0.95)%		$2,162	0.96%		0.96%		1.04%		1.04%		10.84%
October 31, 2019	$59.48	11.53%		$1,825	0.97%		0.97%		1.28%		1.28%		10.26%
For The Period 1/17/18^- 10/31/18	$56.70	(7.95	)%(b)	$117	1.02	%(c)	1.02	%(c)	1.18	%(c)	1.18	%(c)	14.91	%(b)
First Eagle Global Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$65.77	21.53	%(b)	$12	2.30	%(c)	2.30	%(c)	(0.50	)%(c)	(0.50	)%(c)	1.95	%(b)
For The Year Ended October 31, 2020	$54.98	(2.32)%		$10	2.29%		2.29%		(0.28)%		(0.28)%		10.84%
For The Period 7/29/19^- 10/31/19	$59.47	0.81	%(b)	$10	1.35	%(c)	1.35	%(c)	0.82	%(c)	0.82	%(c)	10.26	%(b)
First Eagle Global Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$66.54	22.45	%(b)	$2,043,025	0.79	%(c)	0.79	%(c)	1.03	%(c)	1.03	%(c)	1.95	%(b)
October 31, 2020	$55.83	(0.79)%		$1,555,290	0.79%		0.79%		1.15%		1.15%		10.84%
October 31, 2019	$59.55	11.79%		$944,249	0.79%		0.79%		1.44%		1.44%		10.26%
October 31, 2018	$56.76	(2.49)%		$782,213	0.78%		0.78%		1.21%		1.21%		14.91%
For The Period 3/01/17^- 10/31/17	$60.88	6.19	%(b)	$848,431	0.78	%(c)	0.78	%(c)	0.94	%(c)	0.94	%(c)	9.67	%(b)
First Eagle Overseas Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$26.40	16.08	%(b)	$1,945,065	1.14	%(c)	1.14	%(c)	0.73	%(c)	0.73	%(c)	3.65	%(b)
October 31, 2020	$22.80	(2.35)%		$1,742,861	1.15%		1.15%		0.82%		0.82%		13.20%
October 31, 2019	$24.65	11.82%		$2,125,742	1.15%		1.15%		1.38%		1.38%		6.99%
October 31, 2018	$22.71	(7.27)%		$2,173,765	1.15%		1.15%		1.04%		1.04%		12.10%
October 31, 2017	$25.33	9.99%		$3,102,414	1.15%		1.15%		0.51%		0.51%		8.45%
October 31, 2016	$23.86	6.90%		$3,654,512	1.14%		1.14%		0.84%		0.84%		9.30%

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$21.83	(0.01)	3.42	3.41	—	—	—	—
October 31, 2020	$23.58	0.02	(0.69)	(0.67)	(0.25)	(0.83)	—	(1.08)
October 31, 2019	$21.73	0.11	2.22	2.33	(0.09)	(0.39)	—	(0.48)
October 31, 2018	$24.29	0.08	(1.95)	(1.87)	(0.25)	(0.44)	—	(0.69)
October 31, 2017	$22.91	(0.05)	2.07	2.02	(0.09)	(0.55)	—	(0.64)
October 31, 2016	$21.84	0.02	1.30	1.32	—	(0.25)	—	(0.25)
First Eagle Overseas Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$23.38	0.13	3.65	3.78	(0.12)	—	—	(0.12)
October 31, 2020	$25.24	0.26	(0.72)	(0.46)	(0.57)	(0.83)	—	(1.40)
October 31, 2019	$23.26	0.39	2.33	2.72	(0.35)	(0.39)	—	(0.74)
October 31, 2018	$25.91	0.34	(2.08)	(1.74)	(0.47)	(0.44)	—	(0.91)
October 31, 2017	$24.40	0.21	2.17	2.38	(0.32)	(0.55)	—	(0.87)
October 31, 2016	$23.12	0.26	1.38	1.64	(0.11)	(0.25)	—	(0.36)
First Eagle Overseas Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$23.29	0.10	3.62	3.72	(0.05)	—	—	(0.05)
October 31, 2020	$25.13	0.15	(0.74)	(0.59)	(0.42)	(0.83)	—	(1.25)
October 31, 2019	$23.22	0.44	2.16	2.60	(0.30)	(0.39)	—	(0.69)
For The Period 5/01/18^- 10/31/18	$25.10	0.16	(2.04)	(1.88)	—	—	—	—
First Eagle Overseas Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$23.34	0.12	3.65	3.77	(0.13)	—	—	(0.13)
October 31, 2020	$25.20	0.16	(0.66)	(0.50)	(0.53)	(0.83)	—	(1.36)
October 31, 2019	$23.23	0.35	2.33	2.68	(0.32)	(0.39)	—	(0.71)
For The Period 1/17/18^- 10/31/18	$26.15	0.31	(3.23)	(2.92)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$25.24	15.67	%(b)	$213,673	1.89	%(c)	1.89	%(c)	(0.07	)%(c)	(0.07	)%(c)	3.65	%(b)
October 31, 2020	$21.83	(3.07)%		$228,072	1.89%		1.89%		0.08%		0.08%		13.20%
October 31, 2019	$23.58	10.98%		$378,755	1.89%		1.89%		0.50%		0.50%		6.99%
October 31, 2018	$21.73	(7.92)%		$687,318	1.88%		1.88%		0.32%		0.32%		12.10%
October 31, 2017	$24.29	9.14%		$899,654	1.88%		1.88%		(0.20)%		(0.20)%		8.45%
October 31, 2016	$22.91	6.14%		$992,573	1.89%		1.89%		0.10%		0.10%		9.30%
First Eagle Overseas Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$27.04	16.25	%(b)	$11,261,910	0.86	%(c)	0.86	%(c)	1.02	%(c)	1.02	%(c)	3.65	%(b)
October 31, 2020	$23.38	(2.06)%		$9,698,986	0.87%		0.87%		1.11%		1.11%		13.20%
October 31, 2019	$25.24	12.12%		$10,694,125	0.86%		0.86%		1.64%		1.64%		6.99%
October 31, 2018	$23.26	(6.98)%		$11,093,973	0.86%		0.86%		1.35%		1.35%		12.10%
October 31, 2017	$25.91	10.24%		$13,831,360	0.87%		0.86%		0.86%		0.86%		8.45%
October 31, 2016	$24.40	7.22%		$10,608,351	0.87%		0.87%		1.12%		1.12%		9.30%
First Eagle Overseas Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$26.96	16.02	%(b)	$375	1.27	%(c)	1.27	%(c)	0.78	%(c)	0.78	%(c)	3.65	%(b)
October 31, 2020	$23.29	(2.56)%		$183	1.36%		1.36%		0.65%		0.65%		13.20%
October 31, 2019	$25.13	11.59%		$96	1.32%		1.32%		1.84%		1.84%		6.99%
For The Period 5/01/18^- 10/31/18	$23.22	(7.49	)%(b)	$46	1.21	%(c)	1.21	%(c)	1.32	%(c)	1.32	%(c)	12.10	%(b)
First Eagle Overseas Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$26.98	16.24	%(b)	$7,610	0.92	%(c)	0.92	%(c)	0.96	%(c)	0.96	%(c)	3.65	%(b)
October 31, 2020	$23.34	(2.22)%		$7,326	0.91%		0.91%		0.69%		0.69%		13.20%
October 31, 2019	$25.20	11.92%		$91	1.04%		1.04%		1.48%		1.48%		6.99%
For The Period 1/17/18^- 10/31/18	$23.23	(11.17	)%(b)	$78	1.03	%(c)	1.03	%(c)	1.60	%(c)	1.60	%(c)	12.10	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Overseas Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$23.27	0.08	3.63	3.71	(0.03)	—	—	(0.03)
For The Year Ended October 31, 2020	$25.20	0.18	(0.75)	(0.57)	(0.53)	(0.83)	—	(1.36)
For The Period 3/11/19^- 10/31/19	$23.37	0.28	1.55	1.83	—	—	—	—
First Eagle Overseas Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$23.39	0.15	3.64	3.79	(0.14)	—	—	(0.14)
October 31, 2020	$25.25	0.28	(0.72)	(0.44)	(0.59)	(0.83)	—	(1.42)
October 31, 2019	$23.27	0.41	2.33	2.74	(0.37)	(0.39)	—	(0.76)
October 31, 2018	$25.92	0.36	(2.09)	(1.73)	(0.48)	(0.44)	—	(0.92)
For The Period 3/01/17^- 10/31/17	$23.99	0.17	1.76	1.93	—	—	—	—
First Eagle U.S. Value Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$16.97	0.06	4.45	4.51	(0.20)	(0.12)	—	(0.32)
October 31, 2020	$18.84	0.14	(0.48)	(0.34)	(0.16)	(1.37)	—	(1.53)
October 31, 2019	$19.89	0.16	1.44	1.60	(0.12)	(2.53)	—	(2.65)
October 31, 2018	$21.26	0.11	0.31	0.42	(0.03)	(1.76)	—	(1.79)
October 31, 2017	$20.08	0.06	2.80	2.86	(0.04)	(1.64)	—	(1.68)
October 31, 2016	$19.82	0.08	1.07	1.15	(0.04)	(0.85)	—	(0.89)
First Eagle U.S. Value Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$16.06	(0.02)	4.24	4.22	(0.02)	(0.12)	—	(0.14)
October 31, 2020	$17.89	0.01	(0.47)	(0.46)	—	(1.37)	—	(1.37)
October 31, 2019	$19.03	0.02	1.37	1.39	—	(2.53)	—	(2.53)
October 31, 2018	$20.54	(0.04)	0.29	0.25	—	(1.76)	—	(1.76)
October 31, 2017	$19.55	(0.09)	2.72	2.63	—	(1.64)	—	(1.64)
October 31, 2016	$19.43	(0.07)	1.04	0.97	—	(0.85)	—	(0.85)
First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Overseas Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$26.95	16.04	%(b)	$59	1.28	%(c)	1.28	%(c)	0.63	%(c)	0.63	%(c)	3.65	%(b)
For The Year Ended October 31, 2020	$23.27	(2.51)%		$27	1.31%		1.31%		0.77%		0.77%		13.20%
For The Period 3/11/19^- 10/31/19	$25.20	7.83	%(b)	$16	1.12	%(c)	1.12	%(c)	1.79	%(c)	1.79	%(c)	6.99	%(b)
First Eagle Overseas Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$27.04	16.28	%(b)	$1,621,874	0.79	%(c)	0.79	%(c)	1.18	%(c)	1.18	%(c)	3.65	%(b)
October 31, 2020	$23.39	(1.99)%		$919,645	0.80%		0.80%		1.19%		1.19%		13.20%
October 31, 2019	$25.25	12.21%		$759,773	0.80%		0.80%		1.74%		1.74%		6.99%
October 31, 2018	$23.27	(6.92)%		$592,247	0.80%		0.80%		1.44%		1.44%		12.10%
For The Period 3/01/17^- 10/31/17	$25.92	8.04	%(b)	$544,632	0.79	%(c)	0.79	%(c)	1.01	%(c)	1.01	%(c)	8.45	%(b)
First Eagle U.S. Value Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$21.16	26.87	%(b)	$592,871	1.17	%(c)	1.12	%(c)	0.53	%(c)	0.58	%(c)	1.80	%(b)
October 31, 2020	$16.97	(2.23)%		$485,589	1.18%		1.13%		0.78%		0.83%		10.30%
October 31, 2019	$18.84	9.43%		$613,548	1.16%		1.11%		0.81%		0.86%		8.65%
October 31, 2018	$19.89	2.01%		$590,922	1.15%		1.10%		0.51%		0.56%		9.05%
October 31, 2017	$21.26	14.94%		$716,820	1.14%		1.09%		0.24%		0.29%		5.85%
October 31, 2016	$20.08	6.21%		$817,481	1.11%		1.14%		0.40%		0.37%		10.65%
First Eagle U.S. Value Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$20.14	26.39	%(b)	$102,105	1.96	%(c)	1.91	%(c)	(0.25	)%(c)	(0.20	)%(c)	1.80	%(b)
October 31, 2020	$16.06	(3.00)%		$101,600	1.94%		1.89%		0.03%		0.08%		10.30%
October 31, 2019	$17.89	8.59%		$194,380	1.92%		1.87%		0.06%		0.11%		8.65%
October 31, 2018	$19.03	1.20%		$361,606	1.90%		1.85%		(0.24)%		(0.19)%		9.05%
October 31, 2017	$20.54	14.13%		$448,462	1.89%		1.84%		(0.51)%		(0.46)%		5.85%
October 31, 2016	$19.55	5.38%		$516,405	1.87%		1.90%		(0.37)%		(0.40)%		10.65%

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$17.32	0.08	4.55	4.63	(0.25)	(0.12)	—	(0.37)
October 31, 2020	$19.21	0.20	(0.51)	(0.31)	(0.21)	(1.37)	—	(1.58)
October 31, 2019	$20.23	0.21	1.48	1.69	(0.18)	(2.53)	—	(2.71)
October 31, 2018	$21.61	0.18	0.29	0.47	(0.09)	(1.76)	—	(1.85)
October 31, 2017	$20.38	0.12	2.84	2.96	(0.09)	(1.64)	—	(1.73)
October 31, 2016	$20.11	0.13	1.08	1.21	(0.09)	(0.85)	—	(0.94)
First Eagle U.S. Value Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$17.25	0.04	4.53	4.57	(0.17)	(0.12)	—	(0.29)
October 31, 2020	$19.15	0.11	(0.50)	(0.39)	(0.14)	(1.37)	—	(1.51)
October 31, 2019	$20.20	0.14	1.48	1.62	(0.14)	(2.53)	—	(2.67)
For The Period 5/01/18^- 10/31/18	$20.37	0.06	(0.23)	(0.17)	—	—	—	—
First Eagle U.S. Value Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$17.25	0.05	4.52	4.57	(0.17)	(0.12)	—	(0.29)
For The Year Ended October 31, 2020	$19.18	0.13	(0.51)	(0.38)	(0.18)	(1.37)	—	(1.55)
For The Period 7/29/19^- 10/31/19	$19.40	0.02	(0.24)	(0.22)	—	—	—	—
First Eagle U.S. Value Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$17.28	0.05	4.54	4.59	(0.23)	(0.12)	—	(0.35)
For The Year Ended October 31, 2020	$19.18	0.12	(0.46)	(0.34)	(0.19)	(1.37)	—	(1.56)
For The Period 7/29/19^- 10/31/19	$19.40	0.03	(0.25)	(0.22)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$21.58	27.07	%(b)	$589,627	0.89	%(c)	0.84	%(c)	0.81	%(c)	0.86	%(c)	1.80	%(b)
October 31, 2020	$17.32	(2.01)%		$505,997	0.89%		0.84%		1.08%		1.13%		10.30%
October 31, 2019	$19.21	9.79%		$749,245	0.88%		0.83%		1.09%		1.14%		8.65%
October 31, 2018	$20.23	2.24%		$875,239	0.87%		0.82%		0.79%		0.84%		9.05%
October 31, 2017	$21.61	15.27%		$983,508	0.86%		0.81%		0.51%		0.56%		5.85%
October 31, 2016	$20.38	6.49%		$841,199	0.84%		0.87%		0.67%		0.64%		10.65%
First Eagle U.S. Value Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$21.53	26.74	%(b)	$67	1.33	%(c)	1.28	%(c)	0.37	%(c)	0.42	%(c)	1.80	%(b)
October 31, 2020	$17.25	(2.46)%		$53	1.36%		1.31%		0.59%		0.64%		10.30%
October 31, 2019	$19.15	9.37%		$54	1.26%		1.21%		0.71%		0.76%		8.65%
For The Period 5/01/18^- 10/31/18	$20.20	(0.83	)%(b)	$50	1.24	%(c)	1.19	%(c)	0.50	%(c)	0.55	%(c)	9.05	%(b)
First Eagle U.S. Value Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$21.53	26.77	%(b)	$12	1.28	%(c)	1.23	%(c)	0.42	%(c)	0.47	%(c)	1.80	%(b)
For The Year Ended October 31, 2020	$17.25	(2.39)%		$10	1.24%		1.20%		0.70%		0.74%		10.30%
For The Period 7/29/19^- 10/31/19	$19.18	(1.13	)%(b)	$10	1.51	%(c)	1.47	%(c)	0.39	%(c)	0.43	%(c)	8.65	%(b)
First Eagle U.S. Value Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$21.52	26.87	%(b)	$70	1.20	%(c)	1.15	%(c)	0.50	%(c)	0.55	%(c)	1.80	%(b)
For The Year Ended October 31, 2020	$17.28	(2.18)%		$53	1.09%		1.05%		0.67%		0.71%		10.30%
For The Period 7/29/19^- 10/31/19	$19.18	(1.13	)%(b)	$10	1.40	%(c)	1.36	%(c)	0.50	%(c)	0.54	%(c)	8.65	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle U.S. Value Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$17.32	0.09	4.55	4.64	(0.26)	(0.12)	—	(0.38)
October 31, 2020	$19.22	0.19	(0.50)	(0.31)	(0.22)	(1.37)	—	(1.59)
October 31, 2019	$20.24	0.21	1.49	1.70	(0.19)	(2.53)	—	(2.72)
October 31, 2018	$21.62	0.18	0.30	0.48	(0.10)	(1.76)	—	(1.86)
For The Period 3/01/17^- 10/31/17	$20.66	0.09	0.87	0.96	—	—	—	—
First Eagle Gold Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$26.28	(0.02)	(1.91)	(1.93)	(0.32)	—	—	(0.32)
October 31, 2020	$18.66	(0.12)	7.74	7.62	—	—	—	—
October 31, 2019	$13.08	(0.04)	5.62	5.58	—	—	—	—
October 31, 2018	$16.50	(0.07)	(3.35)	(3.42)	—	—	—	—
October 31, 2017	$17.99	(0.09)	(1.40)	(1.49)	—	—	—	—
October 31, 2016	$12.36	(0.11)	5.74	5.63	—	—	—	—
First Eagle Gold Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$23.92	(0.10)	(1.75)	(1.85)	(0.17)	—	—	(0.17)
October 31, 2020	$17.11	(0.26)	7.07	6.81	—	—	—	—
October 31, 2019	$12.09	(0.15)	5.17	5.02	—	—	—	—
October 31, 2018	$15.36	(0.17)	(3.10)	(3.27)	—	—	—	—
October 31, 2017	$16.89	(0.21)	(1.32)	(1.53)	—	—	—	—
October 31, 2016	$11.70	(0.22)	5.41	5.19	—	—	—	—
First Eagle Gold Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$27.13	0.02	(1.99)	(1.97)	(0.38)	—	—	(0.38)
October 31, 2020	$19.22	(0.06)	7.99	7.93	(0.02)	—	—	(0.02)
October 31, 2019	$13.44	0.00 **	5.78	5.78	—	—	—	—
October 31, 2018	$16.90	(0.02)	(3.44)	(3.46)	—	—	—	—
October 31, 2017	$18.38	(0.04)	(1.44)	(1.48)	—	—	—	—
October 31, 2016	$12.59	(0.06)	5.85	5.79	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle U.S. Value Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$21.58	27.13	%(b)	$20,849	0.86	%(c)	0.81	%(c)	0.85	%(c)	0.90	%(c)	1.80	%(b)
October 31, 2020	$17.32	(2.02)%		$15,058	0.86%		0.81%		1.03%		1.08%		10.30%
October 31, 2019	$19.22	9.83%		$15,949	0.83%		0.78%		1.09%		1.14%		8.65%
October 31, 2018	$20.24	2.28%		$1,362	0.86%		0.81%		0.82%		0.87%		9.05%
For The Period 3/01/17^- 10/31/17	$21.62	4.65	%(b)	$833	0.85	%(c)	0.80	%(c)	0.56	%(c)	0.61	%(c)	5.85	%(b)
First Eagle Gold Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$24.03	(7.40	)%(b)	$589,878	1.20	%(c)	1.20	%(c)	(0.15	)%(c)	(0.15	)%(c)	1.59	%(b)
October 31, 2020	$26.28	40.84%		$643,945	1.21%		1.21%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$18.66	42.66%		$386,633	1.29%		1.29%		(0.27)%		(0.27)%		20.01%
October 31, 2018	$13.08	(20.73)%		$294,509	1.29%		1.29%		(0.45)%		(0.45)%		9.43%
October 31, 2017	$16.50	(8.28)%		$451,039	1.26%		1.26%		(0.53)%		(0.53)%		7.90%
October 31, 2016	$17.99	45.55%		$566,708	1.27%		1.27%		(0.65)%		(0.65)%		15.82%
First Eagle Gold Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$21.90	(7.74	)%(b)	$168,429	1.94	%(c)	1.94	%(c)	(0.89	)%(c)	(0.89	)%(c)	1.59	%(b)
October 31, 2020	$23.92	39.80%		$179,978	1.95%		1.95%		(1.25)%		(1.25)%		3.34%
October 31, 2019	$17.11	41.52%		$115,624	2.05%		2.05%		(1.02)%		(1.02)%		20.01%
October 31, 2018	$12.09	(21.29)%		$111,685	2.05%		2.05%		(1.21)%		(1.21)%		9.43%
October 31, 2017	$15.36	(9.06)%		$166,043	2.04%		2.03%		(1.30)%		(1.30)%		7.90%
October 31, 2016	$16.89	44.36%		$206,225	2.04%		2.04%		(1.42)%		(1.42)%		15.82%
First Eagle Gold Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$24.78	(7.29	)%(b)	$1,399,554	0.94	%(c)	0.94	%(c)	0.12	%(c)	0.12	%(c)	1.59	%(b)
October 31, 2020	$27.13	41.29%		$1,424,181	0.92%		0.92%		(0.25)%		(0.25)%		3.34%
October 31, 2019	$19.22	43.01%		$553,633	0.99%		0.99%		0.01%		0.01%		20.01%
October 31, 2018	$13.44	(20.47)%		$392,310	1.00%		1.00%		(0.15)%		(0.15)%		9.43%
October 31, 2017	$16.90	(8.05)%		$559,784	0.99%		0.99%		(0.25)%		(0.25)%		7.90%
October 31, 2016	$18.38	45.99%		$509,635	0.98%		0.98%		(0.36)%		(0.36)%		15.82%

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Gold Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$26.99	0.01	(2.00)	(1.99)	(0.29)	—	—	(0.29)
October 31, 2020	$19.17	(0.12)	7.95	7.83	(0.01)	—	—	(0.01)
October 31, 2019	$13.44	(0.09)	5.82	5.73	—	—	—	—
For The Period 5/01/18^- 10/31/18	$16.35	(0.04)	(2.87)	(2.91)	—	—	—	—
First Eagle Gold Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$27.19	0.01	(1.97)	(1.96)	(0.37)	—	—	(0.37)
For The Year Ended October 31, 2020	$19.26	(0.08)	8.01	7.93	—	—	—	—
For The Period 7/29/19^- 10/31/19	$18.54	(0.04)	0.76	0.72	—	—	—	—
First Eagle Gold Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$27.16	0.01	(1.99)	(1.98)	(0.38)	—	—	(0.38)
For The Year Ended October 31, 2020	$19.28	(0.09)	7.99	7.90	(0.02)	—	—	(0.02)
For The Period 7/29/19^- 10/31/19	$18.54	(0.03)	0.77	0.74	—	—	—	—
First Eagle Gold Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$27.19	0.03	(1.99)	(1.96)	(0.40)	—	—	(0.40)
October 31, 2020	$19.26	(0.03)	7.99	7.96	(0.03)	—	—	(0.03)
October 31, 2019	$13.46	0.01	5.79	5.80	—	—	—	—
October 31, 2018	$16.91	(0.02)	(3.43)	(3.45)	—	—	—	—
For The Period 3/01/17^- 10/31/17	$17.60	(0.06)	(0.63)	(0.69)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Gold Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$24.71	(7.41	)%(b)	$1,316	1.21	%(c)	1.21	%(c)	0.05	%(c)	0.05	%(c)	1.59	%(b)
October 31, 2020	$26.99	40.84%		$471	1.25%		1.25%		(0.52)%		(0.52)%		3.34%
October 31, 2019	$19.17	42.63%		$491	1.25%		1.25%		(0.51)%		(0.51)%		20.01%
For The Period 5/01/18^- 10/31/18	$13.44	(17.80	)%(b)	$41	1.32	%(c)	1.32	%(c)	(0.59	)%(c)	(0.59	)%(c)	9.43	%(b)
First Eagle Gold Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$24.86	(7.27	)%(b)	$854	0.95	%(c)	0.95	%(c)	0.11	%(c)	0.11	%(c)	1.59	%(b)
For The Year Ended October 31, 2020	$27.19	41.17%		$935	1.00%		1.00%		(0.32)%		(0.32)%		3.34%
For The Period 7/29/19^- 10/31/19	$19.26	3.88	%(b)	$10	1.49	%(c)	1.49	%(c)	(0.84	)%(c)	(0.84	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$24.80	(7.30	)%(b)	$434	1.01	%(c)	1.01	%(c)	0.10	%(c)	0.10	%(c)	1.59	%(b)
For The Year Ended October 31, 2020	$27.16	40.94%		$677	0.98%		0.98%		(0.35)%		(0.35)%		3.34%
For The Period 7/29/19^- 10/31/19	$19.28	3.99	%(b)	$166	0.96	%(c)	0.96	%(c)	(0.65	)%(c)	(0.64	)%(c)	20.01	%(b)
First Eagle Gold Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$24.83	(7.26	)%(b)	$121,266	0.84	%(c)	0.84	%(c)	0.22	%(c)	0.22	%(c)	1.59	%(b)
October 31, 2020	$27.19	41.42%		$209,208	0.85%		0.85%		(0.14)%		(0.14)%		3.34%
October 31, 2019	$19.26	43.09%		$163,259	0.89%		0.89%		0.03%		0.03%		20.01%
October 31, 2018	$13.46	(20.40)%		$74,414	0.91%		0.91%		(0.14)%		(0.14)%		9.43%
For The Period 3/01/17^- 10/31/17	$16.91	(3.92	)%(b)	$15,650	0.90	%(c)	0.91	%(c)	(0.51	)%(c)	(0.51	)%(c)	7.90	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$11.47	0.12	2.00	2.12	(0.14)	(0.13)	—	(0.27)
October 31, 2020	$12.15	0.22	(0.64)	(0.42)	(0.22)	(0.04)	—	(0.26)
October 31, 2019	$11.45	0.25	0.70	0.95	(0.25)	—	—	(0.25)
October 31, 2018	$12.05	0.25	(0.56)	(0.31)	(0.23)	—	(0.06)	(0.29)
October 31, 2017	$10.99	0.28	1.07	1.35	(0.29)	—	—	(0.29)
October 31, 2016	$10.73	0.34	0.27	0.61	(0.35)	—	—	(0.35)
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$11.44	0.07	1.99	2.06	(0.09)	(0.13)	—	(0.22)
October 31, 2020	$12.11	0.13	(0.63)	(0.50)	(0.13)	(0.04)	—	(0.17)
October 31, 2019	$11.42	0.16	0.69	0.85	(0.16)	—	—	(0.16)
October 31, 2018	$12.02	0.16	(0.56)	(0.40)	(0.14)	—	(0.06)	(0.20)
October 31, 2017	$10.96	0.19	1.07	1.26	(0.20)	—	—	(0.20)
October 31, 2016	$10.71	0.25	0.26	0.51	(0.26)	—	—	(0.26)
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$11.45	0.13	1.99	2.12	(0.15)	(0.13)	—	(0.28)
October 31, 2020	$12.12	0.25	(0.63)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.43	0.28	0.69	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.02	0.28	(0.55)	(0.27)	(0.26)	—	(0.06)	(0.32)
October 31, 2017	$10.96	0.31	1.07	1.38	(0.32)	—	—	(0.32)
October 31, 2016	$10.71	0.36	0.26	0.62	(0.37)	—	—	(0.37)
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$11.45	0.10	1.99	2.09	(0.12)	(0.13)	—	(0.25)
October 31, 2020	$12.12	0.18	(0.62)	(0.44)	(0.19)	(0.04)	—	(0.23)
October 31, 2019	$11.43	0.23	0.69	0.92	(0.23)	—	—	(0.23)
For The Period 5/01/18^- 10/31/18	$11.92	0.13	(0.49)	(0.36)	(0.10)	—	(0.03)	(0.13)

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$13.32	18.47	%(b)	$446,133	1.17	%(c)	1.17	%(c)	1.84	%(c)	1.84	%(c)	11.52	%(b)
October 31, 2020	$11.47	(3.38)%		$359,442	1.19%		1.19%		1.87%		1.87%		28.98%
October 31, 2019	$12.15	8.40%		$392,942	1.18%		1.18%		2.10%		2.10%		25.54%
October 31, 2018	$11.45	(2.64)%		$319,003	1.18%		1.18%		2.11%		2.11%		22.15%
October 31, 2017	$12.05	12.39%		$339,792	1.19%		1.19%		2.43%		2.43%		23.18%
October 31, 2016	$10.99	5.76%		$361,605	1.18%		1.18%		3.16%		3.16%		29.76%
First Eagle Global Income Builder Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$13.28	18.08	%(b)	$187,952	1.94	%(c)	1.94	%(c)	1.04	%(c)	1.04	%(c)	11.52	%(b)
October 31, 2020	$11.44	(4.15)%		$186,154	1.95%		1.95%		1.11%		1.11%		28.98%
October 31, 2019	$12.11	7.53%		$289,037	1.94%		1.94%		1.36%		1.36%		25.54%
October 31, 2018	$11.42	(3.38)%		$297,716	1.93%		1.93%		1.35%		1.35%		22.15%
October 31, 2017	$12.02	11.58%		$334,473	1.94%		1.94%		1.69%		1.69%		23.18%
October 31, 2016	$10.96	4.87%		$344,660	1.94%		1.94%		2.40%		2.40%		29.76%
First Eagle Global Income Builder Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$13.29	18.66	%(b)	$677,704	0.93	%(c)	0.93	%(c)	2.06	%(c)	2.06	%(c)	11.52	%(b)
October 31, 2020	$11.45	(3.14)%		$630,351	0.94%		0.94%		2.11%		2.11%		28.98%
October 31, 2019	$12.12	8.60%		$793,440	0.93%		0.93%		2.36%		2.36%		25.54%
October 31, 2018	$11.43	(2.31)%		$742,408	0.92%		0.92%		2.38%		2.38%		22.15%
October 31, 2017	$12.02	12.71%		$717,643	0.93%		0.93%		2.68%		2.68%		23.18%
October 31, 2016	$10.96	5.93%		$509,250	0.92%		0.92%		3.39%		3.39%		29.76%
First Eagle Global Income Builder Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$13.29	18.40	%(b)	$60	1.37	%(c)	1.37	%(c)	1.64	%(c)	1.64	%(c)	11.52	%(b)
October 31, 2020	$11.45	(3.67)%		$50	1.49%		1.49%		1.58%		1.58%		28.98%
October 31, 2019	$12.12	8.12%		$52	1.37%		1.37%		1.92%		1.92%		25.54%
For The Period 5/01/18^- 10/31/18	$11.43	(3.02	)%(b)	$48	1.27	%(c)	1.27	%(c)	2.23	%(c)	2.23	%(c)	22.15	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$11.44	0.11	1.98	2.09	(0.12)	(0.13)	—	(0.25)
For The Year Ended October 31, 2020	$12.11	0.21	(0.63)	(0.42)	(0.21)	(0.04)	—	(0.25)
For The Period 7/29/19^- 10/31/19	$12.08	0.04	0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$11.44	0.11	1.99	2.10	(0.13)	(0.13)	—	(0.26)
For The Year Ended October 31, 2020	$12.11	0.23	(0.64)	(0.41)	(0.22)	(0.04)	—	(0.26)
For The Period 7/29/19^- 10/31/19	$12.08	0.04	0.03	0.07	(0.04)	—	—	(0.04)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$11.44	0.13	1.99	2.12	(0.15)	(0.13)	—	(0.28)
October 31, 2020	$12.11	0.24	(0.62)	(0.38)	(0.25)	(0.04)	—	(0.29)
October 31, 2019	$11.42	0.27	0.70	0.97	(0.28)	—	—	(0.28)
October 31, 2018	$12.01	0.28	(0.54)	(0.26)	(0.27)	—	(0.06)	(0.33)
For The Period 3/01/17^- 10/31/17	$11.37	0.20	0.67	0.87	(0.23)	—	—	(0.23)
First Eagle High Income Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$8.71	0.16	0.17	0.33	(0.17)	—	—	(0.17)
October 31, 2020	$8.71	0.37	(0.01)	0.36	(0.36)	—	—	(0.36)
October 31, 2019	$8.81	0.41	(0.11)	0.30	(0.40)	—	—	(0.40)
October 31, 2018	$9.03	0.47	(0.24)	0.23	(0.45)	—	—	(0.45)
October 31, 2017	$8.99	0.46	0.04	0.50	(0.45)	—	(0.01)	(0.46)
October 31, 2016	$8.90	0.55	0.12	0.67	(0.54)	—	(0.04)	(0.58)
First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Global Income Builder Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$13.28	18.42	%(b)	$11	1.31	%(c)	1.31	%(c)	1.68	%(c)	1.68	%(c)	11.52	%(b)
For The Year Ended October 31, 2020	$11.44	(3.51)%		$10	1.25%		1.25%		1.84%		1.84%		28.98%
For The Period 7/29/19^- 10/31/19	$12.11	0.59	%(b)	$10	1.49	%(c)	1.49	%(c)	1.34	%(c)	1.34	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$13.28	18.48	%(b)	$12	1.21	%(c)	1.21	%(c)	1.78	%(c)	1.78	%(c)	11.52	%(b)
For The Year Ended October 31, 2020	$11.44	(3.40)%		$10	1.14%		1.14%		1.94%		1.94%		28.98%
For The Period 7/29/19^- 10/31/19	$12.11	0.62	%(b)	$10	1.38	%(c)	1.38	%(c)	1.45	%(c)	1.45	%(c)	25.54	%(b)
First Eagle Global Income Builder Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$13.28	18.70	%(b)	$20,385	0.88	%(c)	0.88	%(c)	2.14	%(c)	2.14	%(c)	11.52	%(b)
October 31, 2020	$11.44	(3.14)%		$15,649	0.90%		0.90%		2.01%		2.01%		28.98%
October 31, 2019	$12.11	8.62%		$1,233	0.93%		0.93%		2.31%		2.31%		25.54%
October 31, 2018	$11.42	(2.27)%		$912	0.88%		0.88%		2.38%		2.38%		22.15%
For The Period 3/01/17^- 10/31/17	$12.01	7.68	%(b)	$965	0.89	%(c)	0.89	%(c)	2.55	%(c)	2.55	%(c)	23.18	%(b)
First Eagle High Income Fund Class A
Six Months Ended April 30, 2021 (unaudited)	$8.87	3.82	%(b)	$75,042	1.32	%(c)	1.22	%(c)	3.62	%(c)	3.72	%(c)	25.57	%(b)
October 31, 2020	$8.71	4.39%		$73,112	1.33%		1.23%		4.27%		4.37%		55.38%
October 31, 2019	$8.71	3.54%		$73,567	1.34%		1.24%		4.55%		4.65%		24.19%
October 31, 2018	$8.81	2.56%		$78,360	1.26%		1.19%		5.17%		5.24%		24.82%
October 31, 2017	$9.03	5.71%		$98,548	1.21%		1.16%		5.02%		5.07%		25.77%
October 31, 2016	$8.99	8.24%		$158,102	1.15%		1.20%		6.45%		6.40%		36.88%

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle High Income Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$8.70	0.13	0.17	0.30	(0.14)	—	—	(0.14)
October 31, 2020	$8.70	0.31	(0.01)	0.30	(0.30)	—	—	(0.30)
October 31, 2019	$8.80	0.34	(0.10)	0.24	(0.34)	—	—	(0.34)
October 31, 2018	$9.02	0.40	(0.24)	0.16	(0.38)	—	—	(0.38)
October 31, 2017	$8.98	0.39	0.05	0.44	(0.39)	—	(0.01)	(0.40)
October 31, 2016	$8.89	0.49	0.12	0.61	(0.48)	—	(0.04)	(0.52)
First Eagle High Income Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$8.71	0.18	0.16	0.34	(0.18)	—	—	(0.18)
October 31, 2020	$8.71	0.39	0.00 **	0.39	(0.39)	—	—	(0.39)
October 31, 2019	$8.81	0.43	(0.10)	0.33	(0.43)	—	—	(0.43)
October 31, 2018	$9.04	0.49	(0.25)	0.24	(0.47)	—	—	(0.47)
October 31, 2017	$8.99	0.49	0.05	0.54	(0.48)	—	(0.01)	(0.49)
October 31, 2016	$8.90	0.58	0.12	0.70	(0.57)	—	(0.04)	(0.61)
First Eagle High Income Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$8.72	0.16	0.17	0.33	(0.17)	—	—	(0.17)
October 31, 2020	$8.72	0.35	0.00 **	0.35	(0.35)	—	—	(0.35)
October 31, 2019	$8.82	0.40	(0.11)	0.29	(0.39)	—	—	(0.39)
For The Period 5/01/18^- 10/31/18	$8.91	0.23	(0.10)	0.13	(0.22)	—	—	(0.22)
First Eagle High Income Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$8.72	0.14	0.17	0.31	(0.15)	—	—	(0.15)
For The Year Ended October 31, 2020	$8.72	0.33	(0.01)	0.32	(0.32)	—	—	(0.32)
For The Period 7/29/19^- 10/31/19	$8.78	0.08	(0.06)	0.02	(0.08)	—	—	(0.08)

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class C
Six Months Ended April 30, 2021 (unaudited)	$8.86	3.43	%(b)	$27,140	2.10	%(c)	2.00	%(c)	2.84	%(c)	2.94	%(c)	25.57	%(b)
October 31, 2020	$8.70	3.60%		$31,972	2.10%		2.00%		3.53%		3.63%		55.38%
October 31, 2019	$8.70	2.77%		$50,100	2.10%		2.00%		3.83%		3.93%		24.19%
October 31, 2018	$8.80	1.68%		$62,749	2.01%		1.94%		4.43%		4.50%		24.82%
October 31, 2017	$9.02	5.06%		$87,479	1.95%		1.90%		4.30%		4.35%		25.77%
October 31, 2016	$8.98	7.46%		$114,139	1.89%		1.94%		5.74%		5.69%		36.88%
First Eagle High Income Fund Class I
Six Months Ended April 30, 2021 (unaudited)	$8.87	3.96	%(b)	$135,197	1.05	%(c)	0.95	%(c)	3.88	%(c)	3.98	%(c)	25.57	%(b)
October 31, 2020	$8.71	4.68%		$126,527	1.04%		0.94%		4.54%		4.64%		55.38%
October 31, 2019	$8.71	3.84%		$144,532	1.05%		0.95%		4.86%		4.96%		24.19%
October 31, 2018	$8.81	2.74%		$184,351	0.97%		0.90%		5.46%		5.53%		24.82%
October 31, 2017	$9.04	6.15%		$278,660	0.91%		0.86%		5.33%		5.38%		25.77%
October 31, 2016	$8.99	8.54%		$315,023	0.86%		0.91%		6.83%		6.78%		36.88%
First Eagle High Income Fund Class R3
Six Months Ended April 30, 2021 (unaudited)	$8.88	3.80	%(b)	$512	1.35	%(c)	1.25	%(c)	3.59	%(c)	3.69	%(c)	25.57	%(b)
October 31, 2020	$8.72	4.21%		$453	1.45%		1.35%		4.04%		4.14%		55.38%
October 31, 2019	$8.72	3.44%		$52	1.44%		1.34%		4.44%		4.54%		24.19%
For The Period 5/01/18^- 10/31/18	$8.82	1.41	%(b)	$51	1.36	%(c)	1.27	%(c)	4.99	%(c)	5.08	%(c)	24.82	%(b)
First Eagle High Income Fund Class R4
Six Months Ended April 30, 2021 (unaudited)	$8.88	3.54	%(b)	$11	1.80	%(c)	1.70	%(c)	3.12	%(c)	3.22	%(c)	25.57	%(b)
For The Year Ended October 31, 2020	$8.72	3.81%		$10	1.84%		1.74%		3.74%		3.84%		55.38%
For The Period 7/29/19^- 10/31/19	$8.72	0.24	%(b)	$10	1.70	%(c)	1.59	%(c)	3.43	%(c)	3.54	%(c)	24.19	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital		Total distributions
First Eagle High Income Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$8.71	0.16	0.17	0.33	(0.17)	—	—		(0.17)
For The Year Ended October 31, 2020	$8.71	0.37	0.00 **	0.37	(0.37)	—	—		(0.37)
For The Period 7/29/19^- 10/31/19	$8.78	0.08	(0.07)	0.01	(0.08)	—	—		(0.08)
First Eagle High Income Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$8.71	0.18	0.17	0.35	(0.19)	—	—		(0.19)
October 31, 2020	$8.71	0.39	(0.01)	0.38	(0.38)	—	—		(0.38)
October 31, 2019	$8.82	0.43	(0.11)	0.32	(0.43)	—	—		(0.43)
October 31, 2018	$9.04	0.49	(0.24)	0.25	(0.47)	—	—		(0.47)
For The Period 3/01/17^- 10/31/17	$9.10	0.32	(0.05)	0.27	(0.33)	—	(0.00	) **	(0.33)
First Eagle Fund of America Class A
Six Months Ended April 30, 2021 (unaudited)	$25.84	0.06	6.34	6.40	(0.02)	(4.44)	—		(4.46)
October 31, 2020	$26.45	0.01	(0.38)	(0.37)	(0.01)	(0.23)	—		(0.24)
October 31, 2019	$30.53	0.03	1.50	1.53	—	(5.61)	—		(5.61)
October 31, 2018	$38.18	0.08	(4.15)	(4.07)	—	(3.58)	—		(3.58)
October 31, 2017	$32.93	(0.02)	7.41	7.39	(0.07)	(2.07)	—		(2.14)
October 31, 2016	$35.79	0.14	(1.99)	(1.85)	(0.01)	(1.00)	—		(1.01)
First Eagle Fund of America Class C
Six Months Ended April 30, 2021 (unaudited)	$18.74	(0.03)	4.42	4.39	—	(4.44)	—		(4.44)
October 31, 2020	$19.37	(0.14)	(0.26)	(0.40)	—	(0.23)	—		(0.23)
October 31, 2019	$24.09	(0.12)	1.01	0.89	—	(5.61)	—		(5.61)
October 31, 2018	$31.08	(0.14)	(3.27)	(3.41)	—	(3.58)	—		(3.58)
October 31, 2017	$27.32	(0.23)	6.06	5.83	—	(2.07)	—		(2.07)
October 31, 2016	$30.07	(0.10)	(1.65)	(1.75)	—	(1.00)	—		(1.00)

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle High Income Fund Class R5
Six Months Ended April 30, 2021 (unaudited)	$8.87	3.80	%(b)	$11	1.31	%(c)	1.21	%(c)	3.61	%(c)	3.71	%(c)	25.57	%(b)
For The Year Ended October 31, 2020	$8.71	4.41%		$10	1.25%		1.15%		4.33%		4.43%		55.38%
For The Period 7/29/19^- 10/31/19	$8.71	0.11	%(b)	$10	1.59	%(c)	1.48	%(c)	3.54	%(c)	3.65	%(c)	24.19	%(b)
First Eagle High Income Fund Class R6
Six Months Ended April 30, 2021 (unaudited)	$8.87	3.98	%(b)	$1,061	1.02	%(c)	0.92	%(c)	3.92	%(c)	4.02	%(c)	25.57	%(b)
October 31, 2020	$8.71	4.64%		$1,033	1.07%		0.97%		4.47%		4.57%		55.38%
October 31, 2019	$8.71	3.75%		$1,907	1.02%		0.92%		4.78%		4.89%		24.19%
October 31, 2018	$8.82	2.80%		$401	1.01%		0.93%		5.36%		5.44%		24.82%
For The Period 3/01/17^- 10/31/17	$9.04	2.99	%(b)	$114	0.92	%(c)	0.87	%(c)	5.29	%(c)	5.34	%(c)	25.77	%(b)
First Eagle Fund of America Class A
Six Months Ended April 30, 2021 (unaudited)	$27.78	27.15	%(b)	$224,782	1.05	%(c)	0.90	%(c)	0.29	%(c)	0.44	%(c)	33.65	%(b)
October 31, 2020	$25.84	(1.43)%		$203,581	1.34%		1.28%		(0.04)%		0.02%		97.86%
October 31, 2019	$26.45	7.58%		$273,446	1.38%		1.37%		0.11%		0.13%		26.42%
October 31, 2018	$30.53	(11.84)%		$388,961	1.32%		1.32%		0.23%		0.23%		60.29%
October 31, 2017	$38.18	23.56%		$622,389	1.31%		1.31%		(0.07)%		(0.07)%		57.02%
October 31, 2016	$32.93	(5.30	)%(d)	$865,109	1.32%		1.32%		0.43%		0.43%		55.06%
First Eagle Fund of America Class C
Six Months Ended April 30, 2021 (unaudited)	$18.69	26.64	%(b)	$57,533	1.80	%(c)	1.65	%(c)	(0.47	)%(c)	(0.32	)%(c)	33.65	%(b)
October 31, 2020	$18.74	(2.12)%		$62,901	2.09%		2.03%		(0.79)%		(0.73)%		97.86%
October 31, 2019	$19.37	6.77%		$115,146	2.12%		2.10%		(0.61)%		(0.60)%		26.42%
October 31, 2018	$24.09	(12.48)%		$244,240	2.06%		2.06%		(0.51)%		(0.51)%		60.29%
October 31, 2017	$31.08	22.61%		$401,699	2.06%		2.06%		(0.81)%		(0.81)%		57.02%
October 31, 2016	$27.32	(5.99	)%(d)	$509,568	2.08%		2.08%		(0.35)%		(0.35)%		55.06%

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations			Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss	Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income	From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class I
Six Months Ended April 30, 2021 (unaudited)	$26.91	0.09	6.62	6.71	(0.12)	(4.44)	—	(4.56)
October 31, 2020	$27.54	0.09	(0.37)	(0.28)	(0.12)	(0.23)	—	(0.35)
October 31, 2019	$31.46	0.13	1.56	1.69	—	(5.61)	—	(5.61)
October 31, 2018	$39.15	0.21	(4.30)	(4.09)	(0.02)	(3.58)	—	(3.60)
October 31, 2017	$33.72	0.08	7.59	7.67	(0.17)	(2.07)	—	(2.24)
October 31, 2016	$36.62	0.24	(2.04)	(1.80)	(0.10)	(1.00)	—	(1.10)
First Eagle Fund of America Class R3
Six Months Ended April 30, 2021 (unaudited)	$26.71	0.05	6.56	6.61	(0.01)	(4.44)	—	(4.45)
October 31, 2020	$27.37	(0.04)	(0.38)	(0.42)	(0.01)	(0.23)	—	(0.24)
October 31, 2019	$31.40	0.02	1.56	1.58	—	(5.61)	—	(5.61)
For The Period 5/01/18^- 10/31/18	$35.19	0.14	(3.93)	(3.79)	—	—	—	—
First Eagle Fund of America Class R4
Six Months Ended April 30, 2021 (unaudited)	$26.85	0.08	6.61	6.69	(0.07)	(4.44)	—	(4.51)
For The Year Ended October 31, 2020	$27.52	0.04	(0.40)	(0.36)	(0.08)	(0.23)	—	(0.31)
For The Period 7/29/19^- 10/31/19	$28.16	(0.02)	(0.62)	(0.64)	—	—	—	—
First Eagle Fund of America Class R5
Six Months Ended April 30, 2021 (unaudited)	$26.88	0.09	6.61	6.70	(0.10)	(4.44)	—	(4.54)
For The Year Ended October 31, 2020	$27.53	0.06	(0.39)	(0.33)	(0.09)	(0.23)	—	(0.32)
For The Period 7/29/19^- 10/31/19	$28.16	(0.01)	(0.62)	(0.63)	—	—	—	—

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class I
Six Months Ended April 30, 2021 (unaudited)	$29.06	27.30	%(b)	$162,344	0.72	%(c)	0.65	%(c)	0.61	%(c)	0.68	%(c)	33.65	%(b)
October 31, 2020	$26.91	(1.09)%		$167,093	1.01%		0.96%		0.28%		0.33%		97.86%
October 31, 2019	$27.54	7.88%		$384,510	1.05%		1.03%		0.45%		0.46%		26.42%
October 31, 2018	$31.46	(11.53)%		$612,845	1.02%		1.02%		0.58%		0.58%		60.29%
October 31, 2017	$39.15	23.91%		$829,414	1.01%		1.01%		0.22%		0.22%		57.02%
October 31, 2016	$33.72	(5.01	)%(d)	$808,426	1.03%		1.03%		0.71%		0.71%		55.06%
First Eagle Fund of America Class R3
Six Months Ended April 30, 2021 (unaudited)	$28.87	27.05	%(b)	$60	1.15	%(c)	0.99	%(c)	0.19	%(c)	0.35	%(c)	33.65	%(b)
October 31, 2020	$26.71	(1.56)%		$47	1.50%		1.44%		(0.20)%		(0.14)%		97.86%
October 31, 2019	$27.37	7.48%		$48	1.44%		1.42%		0.04%		0.06%		26.42%
For The Period 5/01/18^- 10/31/18	$31.40	(10.74	)%(b)	$45	1.38	%(c)	1.38	%(c)	0.79	%(c)	0.79	%(c)	60.29	%(b)
First Eagle Fund of America Class R4
Six Months Ended April 30, 2021 (unaudited)	$29.03	27.23	%(b)	$12	1.15	%(c)	0.75	%(c)	0.19	%(c)	0.59	%(c)	33.65	%(b)
For The Year Ended October 31, 2020	$26.85	(1.35)%		$10	1.36%		1.16%		(0.06)%		0.13%		97.86%
For The Period 7/29/19^- 10/31/19	$27.52	(2.27	)%(b)	$10	1.66	%(c)	1.62	%(c)	(0.25	)%(c)	(0.22	)%(c)	26.42	%(b)
First Eagle Fund of America Class R5
Six Months Ended April 30, 2021 (unaudited)	$29.04	27.28	%(b)	$12	1.36	%(c)	0.65	%(c)	(0.02	)%(c)	0.69	%(c)	33.65	%(b)
For The Year Ended October 31, 2020	$26.88	(1.25)%		$10	1.26%		1.06%		0.04%		0.24%		97.86%
For The Period 7/29/19^- 10/31/19	$27.53	(2.24	)%(b)	$10	1.55	%(c)	1.51	%(c)	(0.14	)%(c)	(0.10	)%(c)	26.42	%(b)

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Financial Highlights

	Per share operating performance*
		Change in Net Assets Resulting from operations				Less dividends and distributions
Selected per share data for the period ended:*	Net assets value, beginning of period	Net investment income/ loss		Net realized and unrealized gains (losses) on investments	Total investment operations	From net investment income		From capital gains	Return of capital	Total distributions
First Eagle Fund of America Class R6
Six Months Ended April 30, 2021 (unaudited)	$26.92	0.09		6.63	6.72	(0.14)		(4.44)	—	(4.58)
October 31, 2020	$27.57	0.07		(0.37)	(0.30)	(0.12)		(0.23)	—	(0.35)
October 31, 2019	$31.46	0.09		1.63	1.72	—		(5.61)	—	(5.61)
October 31, 2018	$39.15	0.65		(4.73)	(4.08)	(0.03)		(3.58)	—	(3.61)
For The Period 3/01/17^- 10/31/17	$35.44	0.02		3.69	3.71	—		—	—	—
First Eagle Fund of America Class Y
Six Months Ended April 30, 2021 (unaudited)	$26.65	0.06		6.56	6.62	(0.02)		(4.44)	—	(4.46)
October 31, 2020	$27.30	0.00	**	(0.39)	(0.39)	(0.03)		(0.23)	—	(0.26)
October 31, 2019	$31.31	0.04		1.56	1.60	—		(5.61)	—	(5.61)
October 31, 2018	$39.07	0.09		(4.27)	(4.18)	—		(3.58)	—	(3.58)
October 31, 2017	$33.67	(0.03)		7.58	7.55	(0.08)		(2.07)	—	(2.15)
October 31, 2016	$36.56	0.14		(2.03)	(1.89)	(0.00	) **	(1.00)	—	(1.00)

^  Commencement of investment operations.

*  Per share amounts have been calculated using the average shares method.

**  Amount represents less than $0.01 per share.

(a)  Does not take into account the sales charge of 5.00% for Class A shares for all Funds, except First Eagle High Income Fund, which has a sales charge of 4.50% and the CDSC (Contingent Deferred Sales Charge) of 1.00% for Class C shares. A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge. With respect to the First Eagle Global Income Builder Fund and the First Eagle High Income Fund, a contingent deferred sales charge of 1.00% may apply on certain redemptions of Class A shares made within 18 months following a purchase of $250,000 or more without an initial sales charge.

(b)  Not Annualized

(c)  Annualized

(d)  In 2016, the Fund received a voluntary reimbursement by the subadviser for a realized investment loss. By excluding this reimbursement, total returns would have been -5.30%, -6.02%, -5.01% and -5.31% for Class A, Class C, Class I and Class Y, respectively.

See Notes to Financial Statements.

First Eagle Funds | Semiannual Report | April 30, 2021

					Ratios/Supplemental data
					Ratios to Average Net Assets of:
Selected per share data for the period ended:*	Net assets value, end of period	Total return(a)		Net assets, end of period (thousands)	Operating expenses excluding earnings credits and/or fee waivers		Operating expenses including earnings credits and/or fee waivers		Net investment income excluding earnings credits and/or fee waivers		Net investment income including earnings credits and/or fee waivers		Portfolio turnover rate
First Eagle Fund of America Class R6
Six Months Ended April 30, 2021 (unaudited)	$29.06	27.34	%(b)	$6,550	0.68	%(c)	0.65	%(c)	0.65	%(c)	0.68	%(c)	33.65	%(b)
October 31, 2020	$26.92	(1.13)%		$5,471	1.00%		0.95%		0.20%		0.26%		97.86%
October 31, 2019	$27.57	8.00%		$2,656	1.00%		0.99%		0.32%		0.32%		26.42%
October 31, 2018	$31.46	(11.53)%		$4,362	0.98%		0.98%		1.85%		1.86%		60.29%
For The Period 3/01/17^- 10/31/17	$39.15	10.47	%(b)	$397	1.00	%(c)	1.00	%(c)	0.09	%(c)	0.09	%(c)	57.02	%(b)
First Eagle Fund of America Class Y
Six Months Ended April 30, 2021 (unaudited)	$28.81	27.15	%(b)	$124,864	0.96	%(c)	0.90	%(c)	0.37	%(c)	0.43	%(c)	33.65	%(b)
October 31, 2020	$26.65	(1.46)%		$111,405	1.36%		1.30%		(0.06)%		(0.01)%		97.86%
October 31, 2019	$27.30	7.62%		$247,674	1.35%		1.33%		0.13%		0.15%		26.42%
October 31, 2018	$31.31	(11.85)%		$280,977	1.33%		1.33%		0.26%		0.26%		60.29%
October 31, 2017	$39.07	23.54%		$397,293	1.31%		1.31%		(0.09)%		(0.09)%		57.02%
October 31, 2016	$33.67	(5.28	)%(d)	$385,995	1.33%		1.33%		0.40%		0.40%		55.06%

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

Note 1 — Significant Accounting Policies

First Eagle Funds (the "Trust"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America (each individually a "Fund" or collectively the "Funds"). A new series of the Trust, First Eagle Small Cap Opportunity Fund, was organized and commenced investment operations in April 2021. All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares.

Class Y shares on First Eagle Fund of America are closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund's prospectus.

First Eagle Investment Management, LLC (the "Adviser"), a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership ("BCP CC Holdings"). BCP CC Holdings GP L.L.C., a Delaware limited liability company ("BCP CC Holdings GP"), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. ("BCP VI") and Corsair IV Financial Services Capital Partners L.P. ("Corsair IV"). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group, Inc. ("Blackstone") and Corsair Capital LLC ("Corsair"), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

a)  Investments in Subsidiaries — The First Eagle Global Fund (the "Global Fund"), First Eagle Overseas Fund (the "Overseas Fund"), First Eagle U.S. Value Fund (the "U.S. Value Fund"), and First Eagle Gold Fund (the "Gold Fund") may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a "Subsidiary" or collectively "the Subsidiaries"). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary's assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds' tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds' "non-qualifying income" exceeds 10% of the Funds' gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2021, the First Eagle Global Cayman Fund, Ltd. has $4,498,004,841 in net assets, representing 9.18% of the Global Fund's net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2021, the First Eagle Overseas Cayman Fund, Ltd. has $1,125,845,507 in net assets, representing 7.48% of the Overseas Fund's net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2021, the First Eagle U.S. Value Cayman Fund, Ltd. has $129,998,740 in net assets, representing 9.96% of the U.S. Value Fund's net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of April 30, 2021, the First Eagle Gold Cayman Fund, Ltd. has $558,158,246 in net assets, representing 24.46% of the Gold Fund's net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrant), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models and assumptions for its evaluated prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be "stale" as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund's NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be "fair valued" in accordance with procedures approved by the Board of Trustees ("Board"). The values assigned to a Fund's holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund's holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, "securities") held by the Funds are determined in good faith under the supervision and responsibility of the Board. The Board Valuation and Liquidity Committee (the "Committee") oversees the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds' inputs used to value the Funds' investments as of April 30, 2021:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$24,589,720,435	$13,676,115,785 (a)	$—		$38,265,836,220
Corporate Bond	—	—	5,665,179	(b)	5,665,179
Commodities*	—	5,036,342,592	—		5,036,342,592
Foreign Government Securities	—	604,804,863	—		604,804,863
Short-Term Investments	47,232	4,991,923,511	—		4,991,970,743
Warrants	5,444,444	—	—		5,444,444
Forward Foreign Currency Exchange Contracts**	—	6,321,006	—		6,321,006
Total	$24,595,212,110	$24,315,507,758	$5,665,179		$48,916,385,047
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(2,261,953)	$—		$(2,261,953)
Total	$—	$(2,261,953)	$—		$(2,261,953)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

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Notes to Financial Statements

First Eagle Global Fund (continued)

Fair Value Level 3 activity for the six month period ended April 30, 2021 was as follows:

Corporate Bonds
Beginning Balance — market value	$5,549,005
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	21,090
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	95,084
Ending Balance — market value	$5,665,179
Change in unrealized gains or (losses) relating to assets still held at reporting date	$95,084

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$2,646,854,770	$8,281,441,205 (a)	$18,166,669	$10,946,462,644
Commodities*	—	1,478,470,571	—	1,478,470,571
Foreign Government Securities	—	306,953,064	—	306,953,064
Short-Term Investments	18,251	2,315,409,145	—	2,315,427,396
Warrants	2,385,136	—	—	2,385,136
Forward Foreign Currency Exchange Contracts**	—	3,426,644	—	3,426,644
Total	$2,649,258,157	$12,385,700,629	$18,166,669	$15,053,125,455
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(1,275,652)	$—	$(1,275,652)
Total	$—	$(1,275,652)	$—	$(1,275,652)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

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Notes to Financial Statements

First Eagle Overseas Fund (continued)

‡  Value determined using significant unobservable inputs

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the six month period ended April 30, 2021 was as follows:

Common Stocks
Beginning Balance — market value	$8,129,690
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	10,036,979
Ending Balance — market value	$18,166,669
Change in unrealized gains or (losses) relating to assets still held at reporting date	$10,036,979

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$18,166,669	Market Comparable Companies	Enterprise Value Multiple	0.31 15.28x (5.67x)	x -	Increase
Total	$18,166,669

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$1,029,071,879	$4,830,452	(a)	$—		$1,033,902,331
Corporate Bonds	—	—		621,750	(b)	621,750
Commodities*	—	129,998,225		—		129,998,225
Master Limited Partnerships	18,209,121	—		—		18,209,121
Short-Term Investments	17,801	123,893,156		—		123,910,957
Total	$1,047,298,801	$258,721,833		$621,750		$1,306,642,384

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Consolidated Schedule of Investments for additional detailed categorizations

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

Fair Value Level 3 activity for the six month period ended April 30, 2021 was as follows:

Corporate Bonds
Beginning Balance — market value	$609,000
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/(premiums)	2,422
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	10,328
Ending Balance — market value	$621,750
Change in unrealized gains or (losses) relating to assets still held at reporting date	$10,328

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$1,348,593,009	$132,625,774	(a)	$—	$1,481,218,783
Commodities*	—	558,163,603		—	558,163,603
Rights	6,015,387	—		—	6,015,387
Short-Term Investments	7,016	225,058,894		—	225,065,910
Total	$1,354,615,412	$915,848,271		$—	$2,270,463,683

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Represents gold and silver bullion.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle Global Income Builder Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$397,045,905	$442,941,942 (a)	$—		$839,987,847
Convertible Preferred Stock	11,051,885	—	—		11,051,885
Corporate Bonds	—	161,373,109	3,434,915	(b)	164,808,024
Closed End Funds	12,004,998	—	—		12,004,998
Commodities*	—	102,166,753	—		102,166,753
Foreign Government Securities	—	5,456,910	—		5,456,910
Master Limited Partnerships	26,999,653	—	—		26,999,653
Preferred Stocks	18,742,808	—	—		18,742,808
Short-Term Investments	725,706	73,542,059	—		74,267,765
U.S. Treasury Obligations	—	83,892,427	—		83,892,427
Warrants	166,989	—	—		166,989
Forward Foreign Currency Exchange Contracts**	—	232,234	—		232,234
Total	$466,737,944	$869,605,434	$3,434,915		$1,339,778,293
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(74,657)	$—		$(74,657)
Written Options	(2,241,554)	—	—		(2,241,554)
Total	$(1,879,282)	$(436,929)	$—		$(2,316,211)

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

(b)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

*  Represents gold bullion.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.
First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle Global Income Builder Fund (continued)

Fair Value Level 3 activity for the six month period ended April 30, 2021 was as follows:

	Corporate Bond	Loan Assignments	Total Value
Beginning Balance — market value	$—	$3,763,237	$3,763,237
Purchases(1)	2,699,000	—	2,699,000
Sales(2)	—	(4,276,406)	(4,276,406)
Transfer In — Level 3	701,704	—	701,704
Transfer Out — Level 3	—	—	—
Accrued discounts/(premiums)	—	8,110	8,110
Realized Gains (Losses)	—	33,082	33,082
Change in Unrealized Appreciation (Depreciation)	34,211	471,977	506,188
Ending Balance — market value	$3,434,915	$—	$3,434,915
Change in unrealized gains or (losses) relating to assets still held at reporting date	$34,211	—	$34,211

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$—	$—	$13,391,610		$13,391,610
Corporate Bonds	—	208,187,443	137,076	(a)	208,324,519
Loan Assignments	—	1,667,098	—		1,667,098
Short-Term Investments	2,170,829	11,819,849	—		13,990,678
Total	$2,170,829	$221,674,390	$13,528,686		$237,373,905
Liabilities:
Forward Foreign Currency Exchange Contracts**	$—	$(608)	$—		$(608)
Total	$—	$(608)	$—		$(608)

(a)  These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 1(b).

†  See Schedule of Investments for additional detailed categorizations.

‡  Value determined using significant unobservable inputs.

**  Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

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Notes to Financial Statements

First Eagle High Income Fund (continued)

Fair Value Level 3 activity for the six month period ended April 30, 2021 was as follows:

	Common Stocks	Corporate Bond	Loan Assignments	Total Value
Beginning Balance — market value	$16,460,676	$—	$4,692,435	$21,153,111
Purchases(1)	—	—	—	—
Sales(2)	—	—	(5,332,313)	(5,332,313)
Transfer In — Level 3	—	130,767	—	130,767
Transfer Out — Level 3	—	—	—	—
Accrued discounts/(premiums)	—	—	16,376	16,376
Realized Gains (Losses)	—	—	70,746	70,746
Change in Unrealized Appreciation (Depreciation)	(3,069,066)	6,309	552,756	(2,510,001)
Ending Balance — market value	$13,391,610	$137,076	$—	$13,528,686
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(3,069,066)	$6,309	$—	$(3,062,757)

(1)  Purchases include all purchases of securities and securities received in corporate actions.

(2)  Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at April 30, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)		Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stocks	$13,391,610	Third-party vendor pricing service	Indicative Broker Quotes (Mid)	$12.50		Increase
		Market Comparable Companies	Enterprise Value Multiple	4.23 7.30x (5.62x)	x -	Increase
Total	$13,391,610

(a)  This column represents the direction change in the fair value of Level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower gain value determination.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle Fund of America

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$557,758,869	$11,900,583	(a)	$—	$569,659,452
Short-Term Investments	1,239	5,397,931		—	5,399,170
Total	$557,760,108	$17,298,514		$—	$575,058,622

(a)  The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note 1(b) for additional details.

†  See Schedule of Investments for additional detailed categorizations.

c)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. The specific identification method is used in determining realized gains and losses from investment transactions. Dividend income is recorded on the ex-dividend date. The Funds may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Fund invests. Investment income is recorded net of foreign withholding taxes. Foreign taxes are accrued based on gains realized by a Fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Interest income is recorded daily on the accrual basis. In computing investment income, each Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Investment income is allocated to each Fund's share class in proportion to its relative net assets. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

d)  Expenses — Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds may be allocated to each Fund in proportion to its relative net assets. Certain expenses are shared with the First Eagle Variable Funds, an affiliated fund group, and certain other funds also managed by the Adviser. Generally, expenses that do not pertain specifically to a Fund are allocated to each Fund based upon the percentage the net assets a Fund bears to the total net assets of all the Funds that share the expense. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

e)  Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. The market values of securities which are not traded in U.S. currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

The net assets of each of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions on the Statements of Operations. However, for federal income tax purposes each Fund does isolate the effect of changes in foreign exchange rates from the changes in market prices for realized gains and losses on debt obligations.

f)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds' currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund's portfolio. For the six-month period ended April 30, 2021, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	First Eagle Global Fund	First Eagle Overseas Fund	First Eagle Global Income Builder Fund	First Eagle High Income Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$109,527,398	$57,999,459	$1,110,299	$—
Average Settlement Value — Sold	731,396,418	372,206,815	25,465,984	130,907

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement ("ISDA Master Agreement") or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter ("OTC") derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds' custodian bank. These amounts are not reflected on the Funds' Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

At April 30, 2021, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$6,321,006	$2,261,953	$(19,979,928)	$1,894,163

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle Overseas Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$3,426,644	$1,275,652	$(9,267,900)	$1,043,841

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Foreign currency	$232,234	$74,657	$(601,078)	$51,260

First Eagle High Income Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Net realized Liability Derivative Fair Value(2)	Change in Gains (Losses)(3)	Appreciation (Depreciation)(4)
Foreign currency	$—	$608	$(2,170)	$(1,466)

(1)  Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

(2)  Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

(3)  Statement of Operations location: Net realized gains (losses) from settlement of forward foreign currency exchange contracts.

(4)  Statement of Operations location: Changes in unrealized appreciation (depreciation) of forward foreign currency exchange contracts.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

The following tables present each Fund's gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each fund as of April 30, 2021:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$2,568,494	$—	$(2,568,494)	$—
HSBC Bank plc	1,037,407	—	—	1,037,407
JPMorgan Chase Bank	2,715,105	—	(2,710,000)	5,105
	$6,321,006	$—	$(5,278,494)	$1,042,512
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	$2,261,953	$—	$—	$2,261,953
	$2,261,953	$—	$—	$2,261,953

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$1,349,004	$—	$(1,349,004)	$—
HSBC Bank plc	628,008	—	—	628,008
JPMorgan Chase Bank	1,449,632	—	(1,449,632)	—
	$3,426,644	$—	$(2,798,636)	$628,008
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
UBS AG	$1,275,652	$—	$—	$1,275,652
	$1,275,652	$—	$—	$1,275,652

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$93,675	$—	$(50,000)	$43,675
HSBC Bank plc	36,814	—	—	36,814
JPMorgan Chase Bank	101,745	(3,249)	(30,000)	68,496
	$232,234	$(3,249)	$(80,000)	$148,985
Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$3,249	$(3,249)	$—	$—
UBS AG	71,408	—	—	71,408
	$74,657	$(3,249)	$—	$71,408

First Eagle High Income Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	$608	$—	$—	$608

*  The actual collateral received/pledged may be more than the amount reported due to over collateralization.

g)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write "covered" call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This "opportunity cost" may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of April 30, 2021, portfolio securities valued at $132,668,068 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the six-month period ended April 30, 2021, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

	First Eagle Global Income Builder Fund	First Eagle Fund of America
Options:
Average Number of Contracts — Purchased	—	11,787
Average Number of Contracts — Written	15,661	6,447

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

At April 30, 2021, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$2,241,554	$1,009,106	$(534,431)

First Eagle Fund of America

			Gain or (Loss) Derivative Recognized in Income
Risk Type	Asset Derivative Fair Value(1)	Liability Derivative Fair Value(2)	Net realized Gains (Losses)(3)	Change in Appreciation (Depreciation)(4)
Equity — Written options	$—	$—	$(257,843)	$(746,245)
Equity — Purchased options	—	—	(3,933,449)	2,857,438

(1)  Statements of Assets and Liabilities location: Investments in securities of unaffiliated issuers.

(2)  Statements of Assets and Liabilities location: Option contracts written, at value.

(3)  Statements of Operations location: Net realized gains (losses) from expiration or closing of option contracts written and transactions in investment securities of unaffiliated issuers.

(4)  Statements of Operations location: Changes in unrealized appreciation (depreciation) of option contracts written and investment securities of unaffiliated issuers.

h)  Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the Adviser's credit guidelines. Each repurchase agreement is valued at market. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

i)  Bank Loans — A Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

an investment when the Borrower withdraws money and records interest as earned. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any intermediary between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

j)  Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities ("TIPS") which are specially structured bonds in which the principal amount is adjusted to keep pace with inflation. The principal value of TIPS will be adjusted upward or downward and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. TIPS are subject to interest rate risk.

k)  Restricted Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund's Schedule of Investments.

l)  United States Income Taxes — No provision has been made for U.S. federal income taxes since it is the intention of each Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to the regulated investment company. The Funds declare and pay such income and capital gains on an annual basis except for the First Eagle High Income Fund and the First Eagle Global Income Builder Fund which declare income daily and pay monthly, and First Eagle Fund of America which distributes income on a quarterly basis.

  The Funds adopted provisions surrounding income taxes, which require the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that, based on their technical merits, have a more than 50% likelihood of being sustained upon examination. Management of the Trust has analyzed the Funds' tax positions taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

m)  Class Accounting — Investment income, common expenses and realized/unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

n)  Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

o)  Foreign Taxes — The Funds may be subject to foreign taxes on income, and gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Note 2 — Investment Advisory, Custody and Administration Agreements; Transactions with Related Persons

For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Funds and the Adviser (the "Advisory Agreement"), an annual advisory fee as follows:

Fund	Management Fee (% of Average Daily Net Assets)
First Eagle Global Fund	0.75%
First Eagle Overseas Fund	0.75
First Eagle U.S. Value Fund	0.75	(1)
First Eagle Gold Fund	0.75
First Eagle Global Income Builder Fund	0.75
First Eagle High Income Fund	0.70	(2)
First Eagle Fund of America	0.50	(3)

(1)  The Adviser has agreed to waive First Eagle U.S. Value Fund's management fee at an annual rate in the amount of 0.05% of the average daily value of the Fund's net assets for the period through February 28, 2022. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.75% to 0.70%.

(2)  The Adviser has agreed to waive First Eagle High Income Fund's management fee at an annual rate in the amount of 0.10% of the average daily value of the Fund's net assets for the period through February 28, 2022. This waiver has the effect of reducing the management fee shown in the table for the term of the waiver from 0.70% to 0.60%.

  Effective July 1, 2021, the Adviser and the Board of Trustees on behalf of the Fund have agreed to reduce the management fee from the annual rate of 0.70% of the average daily value of the Fund's net assets to the annual rate of 0.45% of the average daily value of the Fund's net assets. This fee reduction supersedes the management fee waiver that had been in effect prior to July 1, 2021.

(3)  The Adviser has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, Y, I, R3, R4, R5 and R6 for First Eagle Fund of America so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of each class are limited to 0.90%, 1.65%, 0.90%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2022 and may not be terminated during its term without the consent of the Board of Trustees. First Eagle Fund of America has agreed that each of Classes A, C, Y, I, R3, R4, R5 and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 0.90%, 1.65%, 0.90%, 0.65%, 1.00%, 0.75%, 0.65% and 0.65% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

within three years after the year in which the Adviser incurred the expense. For the six-month period ended April, 30, 2021, FEIM reimbursed $295,712 in expenses which are included under Expense waiver in the Statement of Operations.

For the period ended April 30, 2021, the amounts available for potential future repayment by the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring October 31,
	Total Eligible for Recoupment	2023	2024
Class A	$209,281	$52,249	$157,032
Class C	61,409	15,204	46,205
Class I	66,728	12,160	54,568
Class Y	59,916	23,004	36,912
Class R3	54	11	43
Class R4	38	16	22
Class R5	55	16	39
Class R6	1,711	820	891
Total	$399,192	$103,480	$295,712

The Adviser also performs certain administrative, accounting, operations, compliance and other services on behalf of the Funds, and in accordance with its agreement with the Adviser, the Funds (except for First Eagle Global Income Builder Fund and First Eagle High Income Fund which pay the fee described in the next paragraphs) reimburse the Adviser for costs (including personnel and other costs) related to those services. These reimbursements may not exceed an annual rate of 0.05% of a Fund's average daily net assets.

Pursuant to Administrative Services Agreements between each of First Eagle Global Income Builder Fund and First Eagle High Income Fund, and the Adviser, each pay the Adviser a monthly administration fee that is accrued daily at an annual rate of 0.05% of the Fund's average daily net assets.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

For the six-month period ended April 30, 2021, the Funds paid/reimbursed and had payable to the Adviser amounts shown below:

Fund	Reimbursed to Adviser	Payable to Adviser
First Eagle Global Fund	$1,479,001	$826,501
First Eagle Overseas Fund	483,234	270,042
First Eagle U.S. Value Fund	143,435	80,155
First Eagle Gold Fund	177,529	99,207
First Eagle Global Income Builder Fund	316,312	53,870
First Eagle High Income Fund	60,440	9,914
First Eagle Fund of America	68,492	38,275

The Funds have entered into a custody agreement with J.P. Morgan Chase Bank, N.A. ("JPM"). The custody agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPM serves as custodian of the Funds' portfolio securities and other assets. JPM has directly entered into sub-custodial agreements to maintain the custody of gold and silver bullion in the Funds. Under the terms of the custody agreement between the Funds and JPM, JPM maintains and deposits in separate accounts, cash, securities and other assets of the Funds. JPM is also required, upon the order of the Funds, to deliver securities held by JPM and the sub-custodian, and to make payments for securities purchased by the Funds. JPM has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

The Funds have also entered into an agreement for administrative services with JPM, pursuant to which JPM provides certain financial reporting and other administrative services. JPM, as the Funds' administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Funds' custodian.

FEF Distributors, LLC, a wholly owned subsidiary of the Adviser, serves as the Funds' principal underwriter. For the six-month period ended April 30, 2021, FEF Distributors, LLC realized $183,242, $17,686, $7,997, $62,600, $4,695, $2,364 and $3,590, pertaining to the sales of shares of First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America, respectively.

The Trust adopted a Trustee Deferred Compensation Plan (the "Plan"), which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various First Eagle Funds until distribution in accordance with the Trustee Deferred Compensation Plan. As of April 30, 2021, balances to the Plan are included in the fees payable to the Trustees on the Statements of Assets and Liabilities.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

Note 3 — Plans of Distribution

Under the terms of the Distribution Plans and Agreements ("the Plans") with FEF Distributors, LLC (the "Distributor"), pursuant to the provisions of Rule 12b-1 under the 1940 Act, the First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America pay the Distributor monthly a distribution and/or service fee with respect to Class A, Class C, Class Y, Class R3 and Class R4 shares based on each Fund's average daily net assets as shown in the table below. Under the Plans, the Distributor is obligated to use the amounts received under the Plans for, among other things, payments to qualifying dealers for their assistance in the distribution of a Fund's shares and the provision of shareholder services and for other expenses such as advertising costs and the payment for the printing and distribution of prospectuses to prospective investors.

Fund	Class A	Class C	Class Y	Class R3	Class R4
First Eagle Global Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Overseas Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle U.S. Value Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Gold Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Global Income Builder Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle High Income Fund	0.25%	1.00%	n/a	0.35%	0.10%
First Eagle Fund of America	0.25%	1.00%	0.25%	0.35%	0.10%

The Distributor bears distribution costs of a Fund to the extent they exceed payments received under the Plan. For the six-month period ended April 30, 2021, the distribution fees incurred by the Funds are disclosed in the Statements of Operations.

The Service fee covers expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions. For the six-month period ended April 30, 2021, the services fees incurred by the Funds are disclosed in the Statements of Operations.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

Note 4 — Purchases and Sales of Securities

For the six-month period ended April 30, 2021, purchases and proceeds from sales of investments, excluding short-term securities, were as follows:

Fund	Purchases Excluding U.S. Government Securities	Sales and Maturities Excluding U.S. Government Securities	Purchases of U.S. Government Securities	Sales and Maturities of U.S. Government Securities
First Eagle Global Fund	$810,573,060	$4,552,186,511	$—	$—
First Eagle Overseas Fund	444,315,133	769,000,836	—	—
First Eagle U.S. Value Fund	20,059,499	205,593,342	—	—
First Eagle Gold Fund	112,910,501	32,215,261	—	—
First Eagle Global Income Builder Fund	121,033,170	190,844,117	19,037,201	26,514,558
First Eagle High Income Fund	70,425,095	56,450,400	—	—
First Eagle Fund of America	184,636,432	300,077,266	—	—

Note 5 — Line of Credit

On June 15, 2020, the Funds renewed a $200 million committed, unsecured line of credit ("Credit Facility") with JPM for the First Eagle Funds, to be utilized for temporarily financing the purchase or sale of securities for prompt delivery in the ordinary course of business or for temporarily financing the redemption of shares of each Fund at the request of shareholders and other temporary or emergency purposes. Under the Credit Facility arrangement, each Fund has agreed to pay an upfront fee and annual commitment fee on the unused balance, allocated pro rata, based on the relative asset size of the Funds. A portion of the upfront fee and commitment fees related to the Credit Facility are paid by the Funds and are included in other expenses in the Statements of Operations. During the period, the Funds had no borrowings under the agreement.

Note 6 — Indemnification and Investment Risk

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote. The Funds may have elements of risk not typically associated with investments in the United States due to their investments in foreign countries or regions. Such foreign investments may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries.

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

An outbreak of disease caused by a novel coronavirus (also known as "COVID-19") has developed into a global pandemic and resulted in, among other things, closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of COVID-19, and other epidemics and pandemics that may arise in the future, has affected and may continue to affect the economies of many nations, individual companies and the global markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time.

The First Eagle High Income Fund and First Eagle Global Income Builder Fund invest in high yield securities which may be subject to greater levels of interest rate, credit and liquidity risk than investment grade securities. These high yield securities may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments and may be subject to significant price fluctuations.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Funds enter into derivatives which may represent off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular investment is greater than the value of such investment as reflected in the Statements of Assets and Liabilities.

Note 7 — Redemption In-Kind Transactions

The redemption in-kind policy for all of the Funds reserves the right of the Funds to pay redemptions in-kind (i.e., payments in the form of marketable securities or, as needed, other traded assets, rather than cash) if the redemption request is large enough to affect a Fund's operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). When receiving assets distributed in-kind, the recipient will bear applicable commissions or other costs on their sale. There were no redemptions in-kind during the year ended April 30, 2021.

Note 8 — New Accounting Pronouncements and Regulations

In March 2020, the FASB issued ASU 2020-04, which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate ("LIBOR") and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.

Note 9 — Subsequent Events

First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund have received confirmation that a portion of the claims filed pursuant to Article 63 of the Treaty on the Functioning of the European Union (Article 63 EU Tax Reclaims) will be received from the French Tax Authorities along with interest for the time the claims were outstanding. Certain Funds elected to treat foreign source income or foreign withholding taxes paid by the Fund as income

First Eagle Funds | Semiannual Report | April 30, 2021

Notes to Financial Statements

taxes earned and paid by the shareholder, which potentially reduced the shareholders U.S. federal income taxes, and will result in an offsetting tax liability to the Funds when they receive a refund of any such foreign taxes. On June 16, 2021, the required accounting entries under U.S. GAAP were processed to the First Eagle Global Fund, First Eagle Overseas Fund and First Eagle Global Income Builder Fund. These accounting entries result in an increase in the net asset value per share of the applicable Fund and positively impacted the Fund's performance. The Article 63 EU Tax Reclaims amounts will be treated as income and may increase distributions to shareholders.

Effective July 1, 2021, FEIM and the Board of Trustees, on behalf of the First Eagle High Income Fund, have agreed to reduce the management fee from the annual rate of 0.70% of the average daily value of the Fund's net assets to the annual rate of 0.45% of the average daily value of the Fund's net assets. This fee reduction also supersedes an earlier management fee waiver that had been in effect prior to July 1, 2021.

First Eagle Funds | Semiannual Report | April 30, 2021

Fund Expenses (unaudited)

Example

As a shareholder of the First Eagle Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six-months ended April 30, 2021.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Funds | Semiannual Report | April 30, 2021

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 4/30/21	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Fund*
Class A	22.26%	$1,000	$1,222.60	1.10%	$6.06
Class C	21.80	1,000	1,218.00	1.87	10.28
Class I	22.43	1,000	1,224.30	0.84	4.63
Class R3	22.09	1,000	1,220.90	1.21	6.72
Class R4	22.31	1,000	1,223.10	1.01	5.57
Class R5	21.53	1,000	1,215.30	2.30	12.63
Class R6	22.45	1,000	1,224.50	0.79	4.36
First Eagle Overseas Fund*
Class A	16.08	1,000	1,160.80	1.14	6.11
Class C	15.67	1,000	1,156.70	1.89	10.11
Class I	16.25	1,000	1,162.50	0.86	4.61
Class R3	16.02	1,000	1,160.20	1.27	6.80
Class R4	16.24	1,000	1,162.40	0.92	4.93
Class R5	16.04	1,000	1,160.40	1.28	6.86
Class R6	16.28	1,000	1,162.80	0.79	4.24
First Eagle U.S. Value Fund*
Class A	26.87	1,000	1,268.70	1.12	6.30
Class C	26.39	1,000	1,263.90	1.91	10.72
Class I	27.07	1,000	1,270.70	0.84	4.73
Class R3	26.74	1,000	1,267.40	1.28	7.20
Class R4	26.77	1,000	1,267.70	1.23	6.92
Class R5	26.87	1,000	1,268.70	1.15	6.47
Class R6	27.13	1,000	1,271.30	0.81	4.56
First Eagle Gold Fund*
Class A	-7.40	1,000	926.00	1.20	5.73
Class C	-7.74	1,000	922.60	1.94	9.25
Class I	-7.29	1,000	927.10	0.94	4.49
Class R3	-7.41	1,000	925.90	1.21	5.78
Class R4	-7.27	1,000	927.30	0.95	4.54
Class R5	-7.30	1,000	927.00	1.01	4.83
Class R6	-7.26	1,000	927.40	0.84	4.01

First Eagle Funds | Semiannual Report | April 30, 2021

Fund Expenses (unaudited)

Based on Actual Total Return(1)—(continued)

	Actual Total Return Without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 4/30/21	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Global Income Builder Fund
Class A	18.47%	$1,000	$1,184.70	1.17%	$6.34
Class C	18.08	1,000	1,180.80	1.94	10.49
Class I	18.66	1,000	1,186.60	0.93	5.04
Class R3	18.40	1,000	1,184.00	1.37	7.42
Class R4	18.42	1,000	1,184.20	1.31	7.09
Class R5	18.48	1,000	1,184.80	1.21	6.55
Class R6	18.70	1,000	1,187.00	0.88	4.77
First Eagle High Income Fund
Class A	3.82	1,000	1,038.20	1.22	6.17
Class C	3.43	1,000	1,034.30	2.00	10.09
Class I	3.96	1,000	1,039.60	0.95	4.80
Class R3	3.80	1,000	1,038.00	1.25	6.32
Class R4	3.54	1,000	1,035.40	1.70	8.53
Class R5	3.80	1,000	1,038.00	1.21	6.11
Class R6	3.98	1,000	1,039.80	0.92	4.65
First Eagle Fund of America
Class A	27.15	1,000	1,271.50	0.90	5.07
Class C	26.64	1,000	1,266.40	1.65	9.27
Class I	27.30	1,000	1,273.00	0.65	3.66
Class Y	27.15	1,000	1,271.50	0.90	5.07
Class R3	27.05	1,000	1,270.50	0.99	5.57
Class R4	27.23	1,000	1,272.30	0.75	4.23
Class R5	27.28	1,000	1,272.80	0.65	3.66
Class R6	27.34	1,000	1,273.40	0.65	3.66

*  Consolidated Financial Statements

(1)  For the six-months ended April 30, 2021.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Funds | Semiannual Report | April 30, 2021

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the First Eagle Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six-months ended April 30, 2021.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Funds | Semiannual Report | April 30, 2021

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Fund*
Class A	5.00	$1,000	$1,019.34	1.10%	$5.51
Class C	5.00	1,000	1,015.52	1.87	9.35
Class I	5.00	1,000	1,020.63	0.84	4.21
Class R3	5.00	1,000	1,018.74	1.21	6.11
Class R4	5.00	1,000	1,019.79	1.01	5.06
Class R5	5.00	1,000	1,013.39	2.30	11.48
Class R6	5.00	1,000	1,020.88	0.79	3.96
First Eagle Overseas Fund*
Class A	5.00	1,000	1,019.14	1.14	5.71
Class C	5.00	1,000	1,015.42	1.89	9.44
Class I	5.00	1,000	1,020.53	0.86	4.31
Class R3	5.00	1,000	1,018.50	1.27	6.36
Class R4	5.00	1,000	1,020.23	0.92	4.61
Class R5	5.00	1,000	1,018.45	1.28	6.41
Class R6	5.00	1,000	1,020.88	0.79	3.96
First Eagle U.S. Value Fund*
Class A	5.00	1,000	1,019.24	1.12	5.61
Class C	5.00	1,000	1,015.32	1.91	9.54
Class I	5.00	1,000	1,020.63	0.84	4.21
Class R3	5.00	1,000	1,018.45	1.28	6.41
Class R4	5.00	1,000	1,018.70	1.23	6.16
Class R5	5.00	1,000	1,019.09	1.15	5.76
Class R6	5.00	1,000	1,020.78	0.81	4.06
First Eagle Gold Fund*
Class A	5.00	1,000	1,018.84	1.20	6.01
Class C	5.00	1,000	1,015.17	1.94	9.69
Class I	5.00	1,000	1,020.13	0.94	4.71
Class R3	5.00	1,000	1,018.79	1.21	6.06
Class R4	5.00	1,000	1,020.08	0.95	4.76
Class R5	5.00	1,000	1,019.79	1.01	5.06
Class R6	5.00	1,000	1,020.63	0.84	4.21

First Eagle Funds | Semiannual Report | April 30, 2021

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)—(continued)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Global Income Builder Fund
Class A	5.00	$1,000	$1,018.99	1.17%	$5.86
Class C	5.00	1,000	1,015.17	1.94	9.69
Class I	5.00	1,000	1,020.18	0.93	4.66
Class R3	5.00	1,000	1,018.00	1.37	6.85
Class R4	5.00	1,000	1,018.30	1.31	6.56
Class R5	5.00	1,000	1,018.79	1.21	6.06
Class R6	5.00	1,000	1,020.43	0.88	4.41
First Eagle High Income Fund
Class A	5.00	1,000	1,018.74	1.22	6.11
Class C	5.00	1,000	1,014.88	2.00	9.99
Class I	5.00	1,000	1,020.08	0.95	4.76
Class R3	5.00	1,000	1,018.60	1.25	6.26
Class R4	5.00	1,000	1,016.41	1.70	8.45
Class R5	5.00	1,000	1,018.79	1.21	6.06
Class R6	5.00	1,000	1,020.23	0.92	4.61
First Eagle Fund of America
Class A	5.00	1,000	1,020.33	0.90	4.51
Class C	5.00	1,000	1,016.61	1.65	8.25
Class I	5.00	1,000	1,021.57	0.65	3.26
Class Y	5.00	1,000	1,020.33	0.90	4.51
Class R3	5.00	1,000	1,019.59	0.99	5.26
Class R4	5.00	1,000	1,021.08	0.75	3.76
Class R5	5.00	1,000	1,021.57	0.65	3.26
Class R6	5.00	1,000	1,021.57	0.65	3.26

*  Consolidated Financial Statements

(1)  For the six-months ended April 30, 2021.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Funds | Semiannual Report | April 30, 2021

General Information

Form N-PORT portfolio schedule

The First Eagle Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Funds' proxy voting policies, (2) a description of the Funds' proxy voting procedures and (3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Funds

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter Davidson

Jean D. Hamilton

James E. Jordan

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Trustee Emeritus

Jean-Marie Eveillard*

Officers

Mehdi Mahmud

President

Robert Bruno

Senior Vice President

Joseph T. Malone

Chief Financial Officer

Albert Pisano

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Tricia Larkin

Treasurer

Michael Luzzatto

Vice President

Thomas Meyer

Assistant Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

DST Systems, Inc.

330 West 9th Street
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Funds' Statement of Additional Information.

*  Mr. Eveillard is a former member of the Board of Trustees and is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the Investment Company Act.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Funds.

First Eagle Funds | Semiannual Report | April 30, 2021

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048

800.334.2143 www.feim.com

Item 2.            Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3.             Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4.            Principal Accountant Fees and Services

Not applicable to this semiannual report.

Item 5.            Audit Committee of Listed Registrants

Not applicable at this time.

Item 6.            Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Managers of Closed-End Investment companies.

Not applicable.

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.            Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 11.            Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed End Management Investment Companies

(a)(1) Not applicable to this semiannual report.

Item 13.          Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Funds
By (Signature and Title)*	/s/ Mehdi Mahmud

Mehdi Mahmud, President

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud

Mehdi Mahmud, Principal Executive Officer

Date: July 6, 2021

By (Signature and Title)*	/s/ Joseph T. Malone

Joseph T. Malone, Principal Financial Officer

Date: July 6, 2021

*          Print the name and title of each signing officer under his or her signature.